As filed with the U.S. Securities and Exchange Commission on December 20, 2018

  File No. 002-76990
  File No. 811-03447

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 85  ☒

AND

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 87  ☒

SEI TAX EXEMPT TRUST

(Exact Name of Registrant as Specified in Charter)

SEI Investments Company

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices)

(610) 676-1000
(Registrant's Telephone Number)

Timothy D. Barto, Esq.

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

  It is proposed that the filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b)

☒  on December 31, 2018 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on [date] pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on [date] pursuant to paragraph (a)(2) of rule 485.

  If appropriate, check the following box:

☐  this post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

December 31, 2018

PROSPECTUS

SEI Tax Exempt Trust

Class F Shares

›  Intermediate-Term Municipal Fund (SEIMX)

›  Short Duration Municipal Fund (SUMAX)

›  California Municipal Bond Fund (SBDAX)

›  Massachusetts Municipal Bond Fund (SMAAX)

›  New Jersey Municipal Bond Fund (SENJX)

›  New York Municipal Bond Fund (SENYX)

›  Pennsylvania Municipal Bond Fund (SEPAX)

›  Tax-Advantaged Income Fund (SEATX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.

Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

SEIC.COM

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY
INTERMEDIATE-TERM MUNICIPAL FUND	1
SHORT DURATION MUNICIPAL FUND	6
CALIFORNIA MUNICIPAL BOND FUND	11
MASSACHUSETTS MUNICIPAL BOND FUND	16
NEW JERSEY MUNICIPAL BOND FUND	21
NEW YORK MUNICIPAL BOND FUND	26
PENNSYLVANIA MUNICIPAL BOND FUND	31
TAX-ADVANTAGED INCOME FUND	36
Purchase and Sale of Fund Shares	42
Payments to Broker-Dealers and Other Financial Intermediaries	42
MORE INFORMATION ABOUT THE FUNDS	43
MORE INFORMATION ABOUT RISKS	43
Risk Information Common to the Funds	43
More Information About Principal Risks	43
GLOBAL ASSET ALLOCATION	49
MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES	49
INVESTMENT ADVISER	50
SUB-ADVISERS	51
Information About Fee Waivers	52
Sub-Advisers and Portfolio Managers	53
PURCHASING, EXCHANGING AND SELLING FUND SHARES	57
HOW TO PURCHASE FUND SHARES	57
Pricing of Fund Shares	58
Frequent Purchases and Redemptions of Fund Shares	60
Foreign Investors	61
Customer Identification and Verification and Anti-Money Laundering Program	61
HOW TO EXCHANGE YOUR FUND SHARES	62
HOW TO SELL YOUR FUND SHARES	62
Receiving Your Money	63
Methods Used to Meet Redemption Obligations	63
Low Balance Redemptions	63
Suspension of Your Right to Sell Your Shares	63
Large Redemptions	63
Telephone Transactions	63
Unclaimed Property	64
DISTRIBUTION OF FUND SHARES	64
SERVICE OF FUND SHARES	64
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	64
DIVIDENDS, DISTRIBUTIONS AND TAXES	65
Dividends and Distributions	65
Taxes	65
ADDITIONAL INFORMATION	66
FINANCIAL HIGHLIGHTS	68
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal

The highest level of income exempt from federal income tax as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.81%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Intermediate-Term Municipal Fund — Class F Shares	$83	$259	$450	$1,002

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and

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local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund's entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax. The Fund may also invest in municipal securities rated below investment grade (junk bonds) or unrated municipal securities.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

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Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.42% (09/30/09) Worst Quarter: -3.52% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2018 to September 30, 2018 was -0.63%.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Intermediate-Term Municipal Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (9/5/1989)*
Return Before Taxes	4.61%	2.30%	3.85%	4.71%
Return After Taxes on Distributions	4.61%	2.30%	3.85%	4.67%
Return After Taxes on Distributions and Sale of Fund Shares	3.69%	2.36%	3.68%	4.59%
Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	4.76%	2.65%	4.26%	N/A

* The Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index returns for the "Since Inception" period are not provided because index returns are not available prior to June 30, 1993.

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds
Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	Joseph R. Baxter Stephen J. Czepiel Gregory A. Gizzi	Since 2006 Since 2007 Since 2012	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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SHORT DURATION MUNICIPAL FUND

Fund Summary

Investment Goal

High level of income exempt from federal income tax consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.82%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Short Duration Municipal Fund — Class F Shares	$84	$262	$455	$1,014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes, variable rate demand notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

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The Fund uses one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Advisers select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers will strive to maintain a portfolio duration of three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a three-year duration, it will decrease in value by approximately 3% if interest rates rise 1% and increase in value by approximately 3% if interest rates fall 1%. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions,

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changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.51% (12/31/08) Worst Quarter: -0.48% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2018 to September 30, 2018 was 0.56%.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Short Duration Municipal Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (11/13/2003)*
Return Before Taxes	0.89%	0.34%	1.21%	1.49%
Return After Taxes on Distributions	0.89%	0.34%	1.20%	1.48%
Return After Taxes on Distributions and Sale of Fund Shares	0.80%	0.37%	1.20%	1.48%
Bloomberg Barclays 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	0.92%	0.64%	1.48%	1.77%

* Index returns are shown from November 30, 2003.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2003	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

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Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Neuberger Berman Investment Advisers LLC	Kristian J. Lind Peter Moukios	Since 2011 Since 2016	Senior Portfolio Manager, Managing Director Senior Portfolio Manager, Senior Vice President
Wells Capital Management Incorporated	Lyle Fitterer, CFA, CPA Wendy Casetta	Since 2011 Since 2011	Co-Head of WFAM Global Fixed Income, Managing Director, Head of Municipal Fixed Income and Senior Portfolio Manager Senior Portfolio Manager, Tax-Exempt
Western Asset Management Company	S. Kenneth Leech Robert E. Amodeo, CFA John C. Mooney, CFA	Since 2017 Since 2017 Since 2017	Chief Investment Officer, Portfolio Manager Head of Municipals, Portfolio Manager Portfolio Manager

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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CALIFORNIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.81%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
California Municipal Bond Fund — Class F Shares	$83	$259	$450	$1,002

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The California Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and California state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in California, as well as in Puerto Rico and other U.S. territories and possessions.

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The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and California state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

California Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from

12

SEI / PROSPECTUS

shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

13

SEI / PROSPECTUS

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.20% (09/30/09) Worst Quarter: -3.96% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2018 to September 30, 2018 was -0.76%.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

California Municipal Bond Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (8/19/1998)*
Return Before Taxes	3.73%	1.86%	3.50%	3.91%
Return After Taxes on Distributions	3.67%	1.77%	3.43%	3.82%
Return After Taxes on Distributions and Sale of Fund Shares	2.94%	1.90%	3.33%	3.76%
Bloomberg Barclays MF California Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	4.40%	2.63%	4.47%	4.63%

* Index returns are shown from August 31, 1998.

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SEI / PROSPECTUS

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Jeffrey Burger, CFA Thomas Casey	Since 2013 Since 2013	Director, Senior Portfolio Manager — Tax Sensitive Strategies Director, Senior Portfolio Manager — Tax Sensitive Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and California state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and California state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

15

SEI / PROSPECTUS

MASSACHUSETTS MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.82%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Massachusetts Municipal Bond Fund — Class F Shares	$84	$262	$455	$1,014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Massachusetts Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Massachusetts state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

16

SEI / PROSPECTUS

securities are state and local governments and their agencies located in Massachusetts, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Massachusetts state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Massachusetts Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income

17

SEI / PROSPECTUS

markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

18

SEI / PROSPECTUS

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.73% (09/30/09) Worst Quarter: -4.09% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2018 to September 30, 2018 was -1.33%.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

19

SEI / PROSPECTUS

Massachusetts Municipal Bond Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (8/19/1998)*
Return Before Taxes	3.45%	1.67%	3.54%	3.89%
Return After Taxes on Distributions	3.36%	1.55%	3.45%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares	2.77%	1.74%	3.35%	3.74%
Bloomberg Barclays MF Massachusetts Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	4.38%	2.45%	4.39%	4.66%

* Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Massachusetts state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

20

SEI / PROSPECTUS

NEW JERSEY MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.81%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New Jersey Municipal Bond Fund — Class F Shares	$83	$259	$450	$1,002

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The New Jersey Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New Jersey state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in New Jersey, as well as in Puerto Rico and other U.S. territories and possessions.

21

SEI / PROSPECTUS

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New Jersey state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New Jersey Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

22

SEI / PROSPECTUS

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

23

SEI / PROSPECTUS

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 4.48% (09/30/09) Worst Quarter: -3.38% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2018 to September 30, 2018 was -0.54%.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Jersey Municipal Bond Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (8/18/1998)*
Return Before Taxes	3.91%	1.61%	3.09%	3.53%
Return After Taxes on Distributions	3.86%	1.57%	3.06%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	3.13%	1.74%	3.01%	3.45%
Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	3.93%	2.22%	3.86%	4.24%

* Index returns are shown from August 31, 1998.

24

SEI / PROSPECTUS

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Daniel Barton, CFA Jeffrey Burger, CFA	Since 2013 Since 2013	Director, Portfolio Manager and Head of Research — Tax Exempt Bonds Director, Senior Portfolio Manager — Tax Sensitive Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and New Jersey state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New Jersey state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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NEW YORK MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New York state and city income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.82%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New York Municipal Bond Fund — Class F Shares	$84	$262	$455	$1,014

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New York state and city income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in New York, as well as in Puerto Rico and other U.S. territories and possessions.

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The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New York state and city income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New York Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

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Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.32% (09/30/09) Worst Quarter: -3.60% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2018 to September 30, 2018 was -1.11%.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New York Municipal Bond Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (8/18/1998)*
Return Before Taxes	3.40%	1.69%	3.23%	3.76%
Return After Taxes on Distributions	3.34%	1.63%	3.16%	3.69%
Return After Taxes on Distributions and Sale of Fund Shares	2.73%	1.73%	3.10%	3.63%
Bloomberg Barclays MF New York Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	4.06%	2.43%	4.19%	4.53%

* Index returns are shown from August 31, 1998.

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and New York state and city income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New York state and city income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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SEI / PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

Current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.83%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Pennsylvania Municipal Bond Fund — Class F Shares	$85	$265	$460	$1,025

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Pennsylvania state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in Pennsylvania, as well as in Puerto Rico and other U.S. territories and possessions.

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SEI / PROSPECTUS

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Pennsylvania state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Pennsylvania Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund

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SEI / PROSPECTUS

purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

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SEI / PROSPECTUS

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.17% (09/30/09) Worst Quarter: -3.59% (12/31/16) The Fund's Class F total return (pre-tax) from January 1, 2018 to September 30, 2018 was -1.15%.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pennsylvania Municipal Bond Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (8/26/1998)*
Return Before Taxes	3.99%	1.64%	3.08%	3.67%
Return After Taxes on Distributions	3.99%	1.63%	3.08%	3.64%
Return After Taxes on Distributions and Sale of Fund Shares	3.08%	1.73%	3.01%	3.63%
Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	5.57%	2.67%	4.40%	4.60%

* Index returns are shown from August 31, 1998.

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SEI / PROSPECTUS

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Pennsylvania state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Pennsylvania state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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SEI / PROSPECTUS

TAX-ADVANTAGED INCOME FUND

Fund Summary

Investment Goal

Provide the highest level of income possible in a tax efficient manner.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class F Shares
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.09%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Advantaged Income Fund — Class F Shares	$111	$347	$601	$1,329

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities, such as bonds, that pay interest that is exempt from federal income tax, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as in Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities.

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SEI / PROSPECTUS

To a lesser extent, the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that, at the time of issuance, are eligible to pay dividends that qualify for certain favorable federal income tax treatment, such as dividends that are treated as qualified dividend income and eligible for the dividends received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's net assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis.

Although the Fund may invest a portion of its assets in securities other than municipal and preferred securities, the Fund will seek to purchase securities that generate income eligible for preferential tax treatment in the hands of shareholders. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, and other privately placed securities, debt securities subject to federal income tax, common stock and open and closed-end funds. SEI Investments Management Corporation (SIMC or the Adviser) may directly invest up to 5% of the Fund's assets in closed-end bond funds.

The Fund uses a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser (each, a Sub-Adviser and collectively, the Sub-Advisers) and, to the extent applicable, SIMC selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser and, to the extent applicable, SIMC, will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser and, to the extent applicable, SIMC, will seek to maintain duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of

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SEI / PROSPECTUS

individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

California/New York Investment Risk — To the extent the Fund invests a material portion of its assets in issuers of California or New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the States of California or New York, their political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California or New York municipal issuers.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying

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SEI / PROSPECTUS

investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, if the Fund fails to meet this requirement, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 17.31% (06/30/09) Worst Quarter: -11.47% (09/30/08) The Fund's Class F total return (pre-tax) from January 1, 2018 to September 30, 2018 was 1.38%.

Average Annual Total Returns (for the periods ended December 31, 2017)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the Bloomberg Barclays High Yield Municipal Bond Index (60%) and the Bloomberg Barclays Municipal Bond Index (40%). The Fund's 60/40 Blended Benchmark is designed to reflect a useful comparison to the Fund's overall performance and reflects the Fund's investment strategy more accurately than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Tax-Advantaged Income Fund — Class F Shares	1 Year	5 Years	10 Years	Since Inception (9/4/2007)*
Return Before Taxes	8.52%	4.59%	5.66%	5.08%
Return After Taxes on Distributions	7.56%	3.73%	4.84%	4.27%
Return After Taxes on Distributions and Sale of Fund Shares	6.00%	3.63%	4.62%	4.14%
Bloomberg Barclays High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	9.69%	4.35%	5.25%	4.81%
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	7.98%	3.83%	4.98%	4.73%

* Index returns are shown from September 30, 2007.

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Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2007	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Pacific Investment Management Company LLC	David Hammer	Since 2015	Executive Vice President and Head of Municipal Bond Portfolio Management
Spectrum Asset Management, Inc.	Mark A. Lieb L. Phillip Jacoby Manu Krishnan Roberto Giangregorio Fred Diaz	Since 2007 Since 2007 Since 2007 Since 2007 Since 2007	Chief Executive Officer and President Chief Investment Officer and Executive Director Portfolio Manager Portfolio Manager Portfolio Manager
Wells Capital Management Incorporated	Lyle Fitterer, CFA, CPA Terry J. Goode Dennis Derby	Since 2017 Since 2017 Since 2017	Co-Head of WFAM Global Fixed Income, Managing Director, Head of Municipal Fixed Income and Senior Portfolio Manager Senior Portfolio Manager Senior Research Analyst and Portfolio Manager

Tax Information

The Fund expects a portion of its distributions to consist of exempt-interest dividends that are exempt from federal income tax and that may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund, however, expects to invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 42 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class F Shares is $100,000 with minimum subsequent investments of $1,000. The Funds may accept investments of smaller amounts at their discretion. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

Each Fund has an investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's strategies. During such time, the Funds may not achieve their investment goals. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

This prospectus describes the Funds' primary investment strategies. However, the Funds may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. You could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect security markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Below Investment Grade Fixed Income Securities (Junk Bonds) — Below investment grade fixed income securities (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay

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principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest, these risky securities tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

California Investment — To the extent a Fund invests in California municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Developments in California may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by California and its municipalities, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. Although California's economy is broad, it has major concentrations in certain industries and may be sensitive to economic problems affecting those industries. Economic activity may be more cyclical in California than in some other states or in the nation as a whole. From time to time the State of California and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of California municipal securities. In addition, investments in California municipal securities may be affected by natural disasters, such as earthquakes or wildfires, which could impair an issuer's ability to pay principal and/or interest on its obligations.

Convertible and Preferred Securities — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds, except the Tax-Advantaged Income Fund, primarily invest in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

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Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if the interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term securities in which a portfolio may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market — Because the Tax-Advantaged Income Fund may purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors can contribute to price volatility.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund may exhibit additional volatility.

Fixed Income Markets — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve's decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Funds' values may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds' liquidity or force the Funds to sell securities into a declining or illiquid market.

Interest Rate — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, risks associated with rising rates are heightened. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A historically low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

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Investment Company — Certain Funds may purchase shares of investment companies, such as open-end and closed-end funds. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. The Funds may invest in affiliated funds including, for example, money market funds for reasons such as cash management or other purposes. In such cases, the Funds' adviser and its affiliates will earn fees at both the Fund level and within the underlying fund with respect to the Fund's assets invested in the underlying fund. In part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

Liquidity — Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Massachusetts Investment — To the extent a Fund invests in Massachusetts municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers. Developments in Massachusetts may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Massachusetts and its municipalities, it is more vulnerable to unfavorable developments in Massachusetts than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Massachusetts municipal market. Economic activity may be more cyclical in Massachusetts than in some other states or in the nation as a whole. From time to time the Commonwealth of Massachusetts and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Massachusetts municipal securities.

Municipal Securities — The Funds invest primarily in municipal securities. Municipal securities are fixed income securities issued by state or local governments or their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely

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on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Funds' holdings. As a result, the Funds will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great of a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Funds. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Funds' securities.

New Jersey Investment — To the extent a Fund invests in New Jersey municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers. Developments in New Jersey may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by New Jersey and its municipalities, it is more vulnerable to unfavorable developments in New Jersey than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New Jersey municipal market. Economic activity may be more cyclical in New Jersey than in some other states or in the nation as a whole. From time to time the State of New Jersey and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New Jersey municipal securities.

New York Investment — To the extent a Fund invests in New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers. Developments in New York may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New York municipal market. Additionally, as the nation's financial capital, New York's economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states. Economic activity may be more cyclical in New York than in some other states or in the nation as a whole. From time to time the State of New York and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New York municipal securities.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. The Intermediate-Term

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Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Pennsylvania Investment — To the extent a Fund invests in Pennsylvania municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers. Developments in Pennsylvania may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, it is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Pennsylvania municipal market. Economic activity may be more cyclical in Pennsylvania than in some other states or in the nation as a whole. From time to time the Commonwealth of Pennsylvania and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Pennsylvania municipal securities.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Private Placements — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Puerto Rico Investment — To the extent a Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Funds. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

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GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on the Funds if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting the portfolio management strategy, and causing the Funds to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES

The following information describes the various indexes referred to in the Performance Information sections of this prospectus, including those indexes that compose the Tax-Advantaged Income Fund's Blended Benchmark Index.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year.

The Bloomberg Barclays MF California Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF Massachusetts Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF New York Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

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The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market and must have a minimum credit rating of Baa.

The Bloomberg Barclays 1-Year Municipal Bond Index is a rules-based, market-value weighted index engineered for the short-term tax exempt investor. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Bloomberg Barclays 3, 5, 7, 10 and 15 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Bloomberg Barclays 3, 5, 7 and 10 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

INVESTMENT ADVISER

SIMC, a Securities and Exchange Commission (SEC) registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of September 30, 2018, SIMC had approximately $193.69 billion in assets under management.

The Funds are managed by SIMC and one or more Sub-Advisers. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board of Trustees of the Trust (the Board), is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

— allocating, on a continuous basis, assets of a Fund among the Sub-Advisers (to the extent a Fund has more than one Sub-Adviser);

— monitoring and evaluating each Sub-Adviser's performance;

— overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

— monitoring each Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under a particular sub-advisory agreement, but instead requires SIMC to disclose the aggregate amount of sub-advisory fees paid by SIMC with respect to each Fund. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market- generated returns is one of SIMC's primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC

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believes that a full assessment of qualitative as well as quantitative factors is required to identify truly skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them. The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source fund.

Richard Bamford and Erin Garrett are the portfolio managers primarily responsible for the management and oversight of the Funds, as described above. Mr. Bamford and Ms. Garrett may also, to a limited extent, directly manage a portion of the assets in the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds in a manner that SIMC believes will help each Fund achieve its investment goals.

Mr. Bamford serves as a Portfolio Manager for the Fixed Income Team within the Investment Management Unit. Mr. Bamford is responsible for investment grade debt and municipal bond portfolios. Mr. Bamford's duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 20 years of investment experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. Mr. Bamford received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and an M.B.A. with a concentration in Finance from St. Joseph's University.

Ms. Garrett serves as a Portfolio Manager for the SEI US Investment Grade fixed income strategies within the Investment Management Unit. Ms. Garrett is responsible for the selection of fund sub-advisers and the allocations among these managers to optimize diversification of style and alpha source within the fixed income funds. In this capacity, Ms. Garrett primarily oversees daily cash flows, portfolio exposures, portfolio risks, and performance attribution. In her preceding role, Ms. Garrett was an Analyst on the Global Fixed Income team responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance and her M.B.A. with concentrations in Strategic Management and International Business from the Villanova University School of Business, where she graduated magna cum laude. Ms. Garrett is the former President of SEI's Women's Network and currently serves on the SEI Corporate Innovation team.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines and monitors each Sub-Adviser's

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adherence to its investment style. The Board supervises SIMC and the Sub-Advisers, establishes policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for a Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

For the fiscal year ended August 31, 2018, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's average daily net assets, as follows:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Intermediate-Term Municipal Fund	0.33%	0.24%
Short Duration Municipal Fund	0.33%	0.25%
California Municipal Bond Fund	0.33%	0.27%
Massachusetts Municipal Bond Fund	0.33%	0.28%
New Jersey Municipal Bond Fund	0.33%	0.27%
New York Municipal Bond Fund	0.33%	0.27%
Pennsylvania Municipal Bond Fund	0.35%	0.29%
Tax-Advantaged Income Fund	0.50%	0.42%

A discussion regarding the basis for the Board's approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period September 1, 2017 through August 31, 2018.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because, among other reasons, the Funds' adviser, the Funds' administrator and/or the Funds' distributor voluntarily waived and/or reimbursed a portion of its fees in order to keep total direct annual fund operating expenses (exclusive of interest from borrowings, brokerage commissions and prime broker fees, taxes, Trustee fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and Funds' distributor were limited to the Funds' direct operating expenses and, therefore, did not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The Funds' adviser, the Funds' administrator and/or

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the Funds' distributor may discontinue all or part of these waivers and/or reimbursements at any time. With these fee waivers, the Funds' actual total annual fund operating expenses were as follows:

Fund Name — Class F Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE and extraordinary expenses, if applicable)*
Intermediate-Term Municipal Fund	0.81%	0.63%	0.63%
Short Duration Municipal Fund	0.82%	0.63%	0.63%
California Municipal Bond Fund	0.81%	0.60%	0.60%
Massachusetts Municipal Bond Fund	0.82%	0.63%	0.63%
New Jersey Municipal Bond Fund	0.81%	0.60%	0.60%
New York Municipal Bond Fund	0.82%	0.60%	0.60%
Pennsylvania Municipal Bond Fund	0.83%	0.63%	0.63%
Tax-Advantaged Income Fund	1.09%	0.86%	0.86%

* AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in underlying funds during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

INTERMEDIATE-TERM MUNICIPAL FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the portion of the Intermediate-Term Municipal Fund's assets allocated to the firm. Mr. Rabasco joined the firm in 1998, holds the CFA designation and has 31 years of investment experience.

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust (MIMBT), located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Sub-advisory services were transitioned from Delaware Management Company (DMC) to DIFA, an affiliate of DMC and a series of MIMBT, in May 2013. MIMBT is a subsidiary of Macquarie Management Holdings, Inc. (MMHI). Joseph R. Baxter, Stephen J. Czepiel, and Gregory A. Gizzi are the portfolio managers responsible for the day-to-day investment decisions regarding the portion of the Intermediate-Term Municipal Fund's assets allocated to DIFA. Mr. Baxter, Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager, has been with Macquarie Investment Management (MIM), which includes the former Delaware Investments, since 1999. Before joining MIM in 1999 as Head Municipal Bond Trader, Mr. Baxter held investment positions with First Union, most recently as a Municipal Portfolio Manager with the Evergreen Funds. Mr. Czepiel, Senior Vice President and Senior Portfolio Manager, has been with MIM, which includes the former

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Delaware Investments, since July 2004. Previously, Mr. Czepiel was Vice President at both Mesirow Financial and Loop Capital Markets. Mr. Czepiel began his career in the securities industry in 1982 as a Municipal Bond Trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Mr. Gizzi, Senior Vice President and Senior Portfolio Manager, has been with MIM, which includes the former Delaware Investments, since 2008. Before joining MIM in 2008 as Head of Municipal Bond Trading, Mr. Gizzi spent six years as a Vice President at Lehman Brothers for the firm's tax-exempt institutional sales effort. Prior to that, Mr. Gizzi spent two years trading corporate bonds for UBS. Mr. Gizzi began his career as a municipal bond trader in 1984 at Kidder Peabody and now has more than 20 years of experience in the municipal bond securities industry.

SHORT DURATION MUNICIPAL FUND:

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA), located at 1290 Sixth Avenue, New York, NY 10104, serves as a Sub-Adviser to the Short Duration Municipal Fund. Kristian J. Lind and Peter Moukios are responsible for the management of the assets of the Short Duration Municipal Fund allocated to NBIA. Mr. Lind is a Senior Portfolio Manager for NBIA's Municipal Fixed Income team and a Managing Director. Prior to NBIA, Mr. Lind worked for Weiss, Peck & Greer as an Assistant Portfolio Manager in the Municipal Fixed Income group since 2003. Prior to Weiss, Peck & Greer, Mr. Lind began his career as an Operations Analyst at Barclays Capital in the Operations Control group. Mr. Lind holds a B.S. in Finance from Purdue University. Mr. Moukios is also a Senior Portfolio Manager for NBIA's Municipal Fixed Income team and a Senior Vice President. Prior to NBIA, Mr. Moukios worked for Weiss, Peck & Greer as a Portfolio Manager in Municipal Securities, where he worked since 1987. Previously Mr. Moukios worked at Manufacturers Hanovers Trust. Mr. Moukios holds a B.S. in Management from St. Johns University.

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Short Duration Municipal Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. Lyle Fitterer, CFA, CPA, Co-Head of WFAM Global Fixed Income, Managing Director, Head of Municipal Fixed Income and Senior Portfolio Manager, and Wendy Casetta, Senior Portfolio Manager, are responsible for the day-to-day management of the portion of the Short Duration Municipal Fund's assets allocated to WellsCap. Prior to joining WellsCap in 2005, Mr. Fitterer was with Strong Capital Management, where he served in a variety of roles, including Director of Strong Capital Management's Municipal Fixed Income team. Mr. Fitterer earned a bachelor's degree in accounting from the University of North Dakota and has 28 years of industry experience. Prior to joining WellsCap in 2005, Ms. Casetta was also with Strong Capital Management, where she was a Senior Research Analyst and Portfolio Manager. Ms. Casetta earned a bachelor's degree in finance from the University of Wisconsin, Oshkosh, and a master's degree in business administration from the University of North Florida, Jacksonville and began her investment career in 1993.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Short Duration Municipal Fund. A team of investment professionals manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. A team of investment professionals dedicated to municipals and led by Robert E. Amodeo, CFA, and John C. Mooney, CFA, manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. As Chief Investment Officer, S. Kenneth Leech is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes.

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Messrs. Amodeo and Mooney are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Amodeo joined Western Asset as a Portfolio Manager in 2005, and Mr. Mooney joined Western Asset as Portfolio Manager in 2005.

CALIFORNIA MUNICIPAL BOND FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the California Municipal Bond Fund. Jeffrey Burger, CFA, and Thomas Casey are respectively the primary and secondary portfolio managers who manage the portion of the California Municipal Bond Fund's assets allocated to the firm. Mr. Burger is a Director, Senior Portfolio Manager for Tax Sensitive Strategies. Mr. Burger manages tax-sensitive strategies for institutional, high net worth and mutual fund clients. Mr. Burger previously served as a Senior Analyst when he joined the firm in 2009, specializing in land secured and special tax bonds. Prior to joining BNY Mellon Asset Management North America Corporation, Mr. Burger worked at Columbia Management from 2002 to 2009 as a Portfolio Manager and Senior Research Analyst. Mr. Burger has an M.P.A. and a B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 20 years of investment experience. Mr. Casey is a Director, Senior Portfolio Manager for Tax Sensitive Strategies. Mr. Casey manages tax-sensitive portfolios for institutional, insurance and high net worth clients. Prior to assuming his current responsibilities, Mr. Casey worked for a number of years as a Trader and a Portfolio Analyst in the municipal group. Mr. Casey joined the company in 1993 from State Street Bank & Trust Company, where he was an Analyst. Mr. Casey has an M.B.A. and a B.A. from Boston College and has 29 years of investment experience.

MASSACHUSETTS MUNICIPAL BOND FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the Massachusetts Municipal Bond Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the Massachusetts Municipal Bond Fund allocated to the firm. Mr. Rabasco joined BNY Mellon Asset Management North America Corporation in 1998, holds the CFA designation and has 31 years of investment experience.

NEW JERSEY MUNICIPAL BOND FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New Jersey Municipal Fund. Daniel Barton, CFA, and Jeffrey Burger, CFA, are respectively the primary and secondary portfolio managers who manage the portion of the New Jersey Municipal Bond Fund's assets allocated to the firm. Mr. Barton is a Director, Portfolio Manager and Head of Research for Tax Exempt Bonds. As a Portfolio Manager, Mr. Barton co-manages several Dreyfus state-specific and credit-specific tax exempt bond mutual funds. Mr. Barton's research responsibilities include utilities, airports, tobacco securitization, charter schools and corporate backed bonds. Mr. Barton joined the company in 2005 from Columbia Management Group, where he was a municipal credit analyst for over four years. Mr. Barton earned an M.B.A from Bentley College and a B.S. in chemical engineering from Rensselaer Polytechnic Institute. Mr. Barton holds the CFA designation and has over 18 years of investment experience. Mr. Burger is a Director, Senior Portfolio Manager for Tax Sensitive Strategies. Mr. Burger manages tax-sensitive strategies for institutional, high net worth and mutual fund clients.

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Mr. Burger previously served as a Senior Analyst when he joined the firm in 2009, specializing in land secured and special tax bonds. Prior to joining the firm, Mr. Burger worked at Columbia Management from 2002 to 2009 as a Portfolio Manager and Senior Research Analyst. Mr. Burger has an M.P.A. and a B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 20 years of investment experience.

NEW YORK MUNICIPAL BOND FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New York Municipal Bond Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the New York Municipal Bond Fund allocated to the firm. Mr. Rabasco joined the firm in 1998, holds the CFA designation and has 31 years of investment experience.

PENNSYLVANIA MUNICIPAL BOND FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the Pennsylvania Municipal Bond Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the Pennsylvania Municipal Bond Fund allocated to the firm. Mr. Rabasco joined the firm in 1998, holds the CFA designation and has 31 years of investment experience.

TAX-ADVANTAGED INCOME FUND:

Pacific Investment Management Company LLC: Pacific Investment Management Company LLC (PIMCO), located at 650 Newport Center Drive, Newport Beach, California 92660, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. David Hammer is the primary individual responsible for managing the portion of the Tax-Advantaged Income Fund's assets allocated to PIMCO. Mr. Hammer is an Executive Vice President in the New York office and Head of Municipal Bond Portfolio Management. Mr. Hammer rejoined PIMCO in 2015 from Morgan Stanley, where he was Managing Director and Head of municipal trading, risk management and research. Previously at PIMCO, Mr. Hammer was a Senior Vice President and Municipal Bond Portfolio Manager, and prior to joining PIMCO in 2012, he was an Executive Director and Head of High Yield and Distressed Municipal Bond Trading Group at Morgan Stanley. Mr. Hammer has 15 years of investment experience and holds an undergraduate degree from Syracuse University.

Spectrum Asset Management, Inc.: Spectrum Asset Management, Inc. (Spectrum), located at 2 High Ridge Park, Stamford, Connecticut 06905, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. Spectrum manages the portion of the Tax-Advantaged Income Fund's assets allocated to it under a team approach involving the following individuals: Mr. Mark Lieb, Chief Executive Officer and President (with Spectrum for 31 years); Mr. L. Phillip Jacoby, Chief Investment Officer and Executive Director (with Spectrum for 23 years); Mr. Manu Krishnan, Portfolio Manager (with Spectrum for 14 years); Mr. Roberto Giangregorio, Portfolio Manager (with Spectrum for 15 years); and Mr. Fred Diaz, Portfolio Manager (with Spectrum for 18 years).

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. Lyle Fitterer, CFA, CPA, Co-Head of WFAM Global Fixed Income, Managing Director,

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Head of Municipal Fixed Income and Senior Portfolio Manager, Terry J. Goode, Senior Portfolio Manager, and Dennis Derby, Senior Research Analyst and Portfolio Manager, are responsible for the day-to-day management of the portion of the Tax-Advantage Income Fund's assets allocated to WellsCap. Prior to joining WellsCap in 2005, Mr. Fitterer was with Strong Capital Management, where he served in a variety of roles, including Director of Strong Capital Management's Municipal Fixed Income team. Mr. Fitterer earned a bachelor's degree in accounting from the University of North Dakota and has 28 years of industry experience. Mr. Goode joined WellsCap in 2002, where he currently serves as a Senior Portfolio Manager and was formerly Leader of the Tax-Exempt Research team. Mr. Derby joined WellsCap or one of its predecessor firms in 1995, where he currently serves as a Senior Research Analyst and Portfolio Manager with the Tax-Exempt Fixed-Income team.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of Fund shares.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class F Shares of the Funds. The Funds offer Class F Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class F Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which classes of shares are available to you.

Each Fund calculates its net asset value (NAV) per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

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When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the next determined NAV per share after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, a Fund will value the security using the Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds' Fair Value Procedures until an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the

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date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated committee. However, when the change would not materially affect the valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security's primary trading market is temporarily closed at a

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time when under normal conditions it would be open; or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer's industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of a Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting the portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

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The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, a Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. When you open an account on behalf of an entity you will have to provide formation documents and identifying information about beneficial owner(s) and controlling parties. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

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The Funds will accept investments and your order will be processed at the next determined NAV after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class F Shares of any Fund for Class F Shares of certain other funds of SEI Tax Exempt Trust on any Business Day by contacting the Funds directly by mail. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the next calculated NAV after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on any Business Day. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next determined NAV after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

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Receiving Your Money

Normally, the Funds will make payment on your redemption on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Methods Used to Meet Redemption Obligations

The Funds generally pay sale (redemption) proceeds in cash during normal market conditions. To the extent that a Fund does not have sufficient cash holdings for redemption proceeds, it will typically seek to generate such cash through the sale of portfolio assets. The Funds also operate an interfund lending program that enables a Fund to borrow from another Fund on a temporary basis, which, on a less regular basis, may be used to help a Fund satisfy redemptions. Under stressed or unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption and you will bear the investment risk of the distributed securities until the distributed securities are sold. These methods may be used during both normal and stressed market conditions.

Low Balance Redemptions

A Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a financial institution, intermediary or shareholder that fails to maintain an investment of at least $1,000 in the Fund.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons, as permitted by the Investment Company Act of 1940, as amended and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity

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of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property, including mutual fund shares, under various circumstances. Such circumstances include inactivity (i.e., no owner-initiated contact for a certain period), returned mail (i.e., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. More information on unclaimed property and how to maintain an active account is available through your state.

If you are a resident of certain states, you may designate a representative to receive notice of the potential escheatment of your property. The designated representative would not have any rights to your shares. Please contact your financial intermediary for additional information.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

SERVICE OF FUND SHARES

The Funds have adopted a shareholder services plan and agreement (the Service Plan) with respect to Class F Shares that allows such shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at an annual rate of up to 0.25% of average daily net assets of the Class F Shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to SIDCo., which may then be used by SIDCo. to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Funds can be obtained on the Internet at the following address: http://www.seic.com/holdings (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings

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Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to regulated investment companies, such as the Funds. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

The Funds intend to make distributions, the majority of which consist of tax exempt-interest dividends that are exempt from federal income tax. In order to pay tax-exempt interest dividends to shareholders, a Fund must invest at least 50% of its net assets in securities that pay interest that is exempt from federal income tax. The California, Massachusetts, New Jersey, New York and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such state. A portion of the income distributed by the Intermediate-Term Municipal, the Short Duration Municipal and the Tax-Advantaged Income Funds may be exempt from your state and local income taxes depending on the investments of the Funds. Each Fund may invest a portion of its assets in securities that generate income that is subject to federal, state or local income taxes. Income exempt from federal tax may be subject to state and local taxes as well as the federal alternative minimum tax, which, for taxable years beginning after December 31, 2017, is applicable only to individual taxpayers. The Funds may not be a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary for a Fund to pay out exempt-interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to federal income tax.

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The Funds intend to distribute substantially all of their net investment income, tax exempt-interest income and their net realized capital gains, if any. Certain dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.

The Tax-Advantaged Income Fund's taxable dividends may qualify for a dividends received deduction if you are a corporate shareholder or, in the case of individual shareholders for the lower tax rates applicable to qualified dividend income (20% (lower rates apply to individuals in lower tax brackets)) but only to the extent that such Fund receives qualified dividend income and meets certain holding period requirements and other requirements are satisfied by you and the Fund. Other than the Tax-Advantaged Income Fund, it is not expected that any portion of the taxable distributions that may be generated by a Fund will be qualified dividend income.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than twelve months. Capital gain or loss realized upon a sale or exchange of Fund shares held for twelve months or less is generally treated as short-term capital gain or loss. Any capital loss on the sale of Fund shares held for six months or less, however, is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares or disallowed to the extent of the amount of tax exempt-interest dividends that were paid with respect to Fund shares.

A dividend or distribution received shortly after the purchase of Fund shares reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder, commonly referred to as "buying a dividend."

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). "Net investment income" does not include tax exempt-interest dividends.

Non-U.S. investors in the Funds may be subject to U.S. withholding tax and are encouraged to consult their tax advisor prior to investing in the Funds.

The SAI contains more information about taxes.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties (including, among others, the Funds' investment adviser, custodian, transfer agent, accountants and distributor) who provide services to the Funds. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual

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arrangements against the service providers or any right to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI nor any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly (and which may not be waived) by federal or state securities laws.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class F Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information in the following tables has been derived from each Fund's financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST—FOR THE YEARS ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
CLASS F
2018	$11.79	$0.29	$(0.30)	$(0.01)	$(0.29)	$—		$(0.29)	$11.49	(0.10)%	$1,990,956	0.63%		0.81%		2.48%	17%
2017	12.01	0.28	(0.22)	0.06	(0.28)	—	^	(0.28)	11.79	0.59	1,834,913	0.63		0.83		2.43	12
2016	11.62	0.29	0.39	0.68	(0.29)	—		(0.29)	12.01	5.92	1,625,099	0.64	(1)	0.86	(1)	2.46	15
2015	11.72	0.29	(0.10)	0.19	(0.29)	—		(0.29)	11.62	1.67	1,483,982	0.63		0.85		2.52	10
2014	11.16	0.31	0.56	0.87	(0.31)	—		(0.31)	11.72	7.88	1,320,144	0.63		0.85		2.70	13
Short Duration Municipal Fund
CLASS F
2018	$10.04	$0.09	$(0.04)	$0.05	$(0.09)	$—		$(0.09)	$10.00	0.52%	$1,301,016	0.63%		0.82%		0.93%	67%
2017	10.05	0.06	(0.01)	0.05	(0.06)	—		(0.06)	10.04	0.47	1,325,339	0.63		0.83		0.57	69
2016	10.04	0.04	0.01	0.05	(0.04)	—		(0.04)	10.05	0.47	1,546,295	0.64	(1)	0.87	(1)	0.38	49
2015	10.05	0.03	(0.01)	0.02	(0.03)	—		(0.03)	10.04	0.16	1,383,170	0.63		0.85		0.26	37
2014	10.02	0.05	0.03	0.08	(0.05)	—		(0.05)	10.05	0.85	1,140,679	0.63		0.85		0.54	42

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	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
California Municipal Bond Fund
CLASS F
2018	$10.95	$0.18	$(0.32)	$(0.14)	$(0.18)	$(0.03)	$(0.21)	$10.60	(1.27)%	$335,652	0.60%		0.81%		1.73%	19%
2017	11.12	0.19	(0.14)	0.05	(0.19)	(0.03)	(0.22)	10.95	0.54	331,470	0.60		0.83		1.75	12
2016	10.84	0.21	0.33	0.54	(0.21)	(0.05)	(0.26)	11.12	5.07	288,076	0.61	(1)	0.86	(1)	1.90	13
2015	10.92	0.23	(0.07)	0.16	(0.23)	(0.01)	(0.24)	10.84	1.53	273,702	0.60		0.85		2.14	13
2014	10.47	0.25	0.51	0.76	(0.25)	(0.06)	(0.31)	10.92	7.37	254,068	0.60		0.85		2.30	7
Massachusetts Municipal Bond Fund
CLASS F
2018	$10.76	$0.17	$(0.39)	$(0.22)	$(0.17)	$(0.04)	$(0.21)	$10.33	(2.01)%	$76,303	0.63%		0.82%		1.66%	13%
2017	10.98	0.18	(0.16)	0.02	(0.18)	(0.06)	(0.24)	10.76	0.23	73,208	0.63		0.83		1.70	15
2016	10.70	0.20	0.38	0.58	(0.20)	(0.10)	(0.30)	10.98	5.43	62,023	0.64	(1)	0.86	(1)	1.82	9
2015	10.78	0.21	(0.08)	0.13	(0.21)	—	(0.21)	10.70	1.27	56,768	0.63		0.85		1.98	16
2014	10.34	0.24	0.49	0.73	(0.24)	(0.05)	(0.29)	10.78	7.16	51,394	0.63		0.85		2.31	7
New Jersey Municipal Bond Fund
CLASS F
2018	$10.53	$0.20	$(0.26)	$(0.06)	$(0.20)	$(0.02)	$(0.22)	$10.25	(0.52)%	$121,473	0.60%		0.81%		1.97%	10%
2017	10.68	0.21	(0.14)	0.07	(0.21)	(0.01)	(0.22)	10.53	0.69	120,057	0.60		0.83		2.03	13
2016	10.37	0.22	0.34	0.56	(0.22)	(0.03)	(0.25)	10.68	5.48	110,599	0.60	(1)	0.86	(1)	2.12	8
2015	10.57	0.23	(0.18)	0.05	(0.23)	(0.02)	(0.25)	10.37	0.47	103,303	0.60		0.85		2.17	15
2014	10.32	0.24	0.26	0.50	(0.24)	(0.01)	(0.25)	10.57	4.93	97,012	0.60		0.85		2.33	8
New York Municipal Bond Fund
CLASS F
2018	$10.92	$0.19	$(0.37)	$(0.18)	$(0.19)	$(0.02)	$(0.21)	$10.53	(1.64)%	$184,157	0.60%		0.82%		1.78%	15%
2017	11.07	0.18	(0.12)	0.06	(0.18)	(0.03)	(0.21)	10.92	0.61	179,836	0.60		0.83		1.71	9
2016	10.75	0.19	0.35	0.54	(0.19)	(0.03)	(0.22)	11.07	5.09	178,083	0.60	(1)	0.86	(1)	1.73	15
2015	10.83	0.21	(0.06)	0.15	(0.21)	(0.02)	(0.23)	10.75	1.25	162,389	0.60		0.85		1.91	17
2014	10.48	0.22	0.38	0.60	(0.22)	(0.03)	(0.25)	10.83	5.80	149,940	0.60		0.85		2.11	10

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	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Pennsylvania Municipal Bond Fund
CLASS F
2018	$10.89	$0.20	$(0.35)	$(0.15)	$(0.20)	$—	$(0.20)	$10.54	(1.41)%	$172,348	0.63%		0.83%		1.85%	14%
2017	10.99	0.20	(0.10)	0.10	(0.20)	—	(0.20)	10.89	0.93	158,784	0.63		0.84		1.84	14
2016	10.70	0.22	0.28	0.50	(0.21)	—	(0.21)	10.99	4.75	128,744	0.63	(1)	0.84	(1)	1.98	19
2015	10.73	0.22	(0.03)	0.19	(0.22)	—	(0.22)	10.70	1.77	107,636	0.63		0.83		2.04	19
2014	10.45	0.23	0.28	0.51	(0.23)	—	(0.23)	10.73	4.94	101,802	0.63		0.83		2.18	6
Tax-Advantaged Income Fund
CLASS F
2018	$10.51	$0.42	$(0.14)	$0.28	$(0.41)	$(0.06)	$(0.47)	$10.32	2.80%	$1,167,550	0.86%		1.09%		4.14%	41%
2017	10.70	0.44	(0.20)	0.24	(0.43)	—	(0.43)	10.51	2.37	1,108,396	0.86		1.09		4.22	52
2016	10.01	0.41	0.68	1.09	(0.40)	—	(0.40)	10.70	11.12	1,195,269	0.87	(1)	1.09	(1)	3.93	24
2015	10.07	0.40	(0.08)	0.32	(0.38)	—	(0.38)	10.01	3.23	973,359	0.86		1.08		3.99	22
2014	9.31	0.39	0.78	1.17	(0.38)	(0.03)	(0.41)	10.07	12.78	783,176	0.86		1.13		4.04	28

* Per share calculations were performed using average shares.

† Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡ The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio.

(1) The expense ratio includes proxy expenses outside the cap.

^ Amount represents less than $0.01 per share.

Amounts designated as "—" are $0 or have been rounded to $0.

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Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2018 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Fund's Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may request documents by mail from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

SEI-F-008 (12/18)

SEIC.COM

December 31, 2018

PROSPECTUS

SEI Tax Exempt Trust

Class Y Shares

›  Intermediate-Term Municipal Fund (SINYX)

›  Short Duration Municipal Fund (SHYMX)

›  California Municipal Bond Fund (SCYYX)

›  Massachusetts Municipal Bond Fund (SMSYX)

›  New Jersey Municipal Bond Fund (SNJYX)

›  New York Municipal Bond Fund (SNYYX)

›  Pennsylvania Municipal Bond Fund (SPAYX)

›  Tax-Advantaged Income Fund (STAYX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank.

Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

SEIC.COM

SEI / PROSPECTUS

SEI TAX EXEMPT TRUST

About This Prospectus

FUND SUMMARY
INTERMEDIATE-TERM MUNICIPAL FUND	1
SHORT DURATION MUNICIPAL FUND	6
CALIFORNIA MUNICIPAL BOND FUND	11
MASSACHUSETTS MUNICIPAL BOND FUND	16
NEW JERSEY MUNICIPAL BOND FUND	21
NEW YORK MUNICIPAL BOND FUND	26
PENNSYLVANIA MUNICIPAL BOND FUND	31
TAX-ADVANTAGED INCOME FUND	36
Purchase and Sale of Fund Shares	43
Payments to Broker-Dealers and Other Financial Intermediaries	43
MORE INFORMATION ABOUT THE FUNDS	44
MORE INFORMATION ABOUT RISKS	44
Risk Information Common to the Funds	44
More Information About Principal Risks	44
GLOBAL ASSET ALLOCATION	50
MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES	50
INVESTMENT ADVISER	51
SUB-ADVISERS	52
Information About Fee Waivers	53
Sub-Advisers and Portfolio Managers	54
PURCHASING, EXCHANGING AND SELLING FUND SHARES	58
HOW TO PURCHASE FUND SHARES	59
Pricing of Fund Shares	60
Frequent Purchases and Redemptions of Fund Shares	61
Foreign Investors	63
Customer Identification and Verification and Anti-Money Laundering Program	63
HOW TO EXCHANGE YOUR FUND SHARES	64
HOW TO SELL YOUR FUND SHARES	64
Receiving Your Money	64
Methods Used to Meet Redemption Obligations	64
Low Balance Redemptions	65
Suspension of Your Right to Sell Your Shares	65
Large Redemptions	65
Telephone Transactions	65
Unclaimed Property	65
DISTRIBUTION OF FUND SHARES	65
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	66
DIVIDENDS, DISTRIBUTIONS AND TAXES	66
Dividends and Distributions	66
Taxes	66
ADDITIONAL INFORMATION	68
FINANCIAL HIGHLIGHTS	69
HOW TO OBTAIN MORE INFORMATION ABOUT SEI TAX EXEMPT TRUST	Back Cover

SEI / PROSPECTUS

INTERMEDIATE-TERM MUNICIPAL FUND

Fund Summary

Investment Goal

The highest level of income exempt from federal income tax as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Intermediate-Term Municipal Fund — Class Y Shares	$57	$179	$313	$701

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Intermediate-Term Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and

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local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers and, to the extent applicable, SIMC will strive to maintain an average dollar-weighted portfolio maturity of three to ten years for the Fund's entire portfolio. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax. The Fund may also invest in municipal securities rated below investment grade (junk bonds) or unrated municipal securities.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

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Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

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Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.42% (09/30/09) Worst Quarter: -3.46% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2018 to September 30, 2018 was -0.43%.

The Fund's Class Y Shares commenced operations on May 1, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

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hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Intermediate-Term Municipal Fund*	1 Year	5 Years	10 Years	Since Inception (9/5/1989)**
Return Before Taxes	4.87%	2.44%	3.92%	4.74%
Return After Taxes on Distributions	4.86%	2.85%	4.13%	4.77%
Return After Taxes on Distributions and Sale of Fund Shares	3.95%	2.90%	3.96%	4.69%
Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	4.76%	2.65%	4.26%	N/A

* The Fund's Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

** The Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index returns for the "Since Inception" period are not provided because index returns are not available prior to June 30, 1993.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds
Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	Joseph R. Baxter Stephen J. Czepiel Gregory A. Gizzi	Since 2006 Since 2007 Since 2012	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager Senior Vice President, Senior Portfolio Manager

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

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SHORT DURATION MUNICIPAL FUND

Fund Summary

Investment Goal

High level of income exempt from federal income tax consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Short Duration Municipal Fund — Class Y Shares	$58	$183	$318	$714

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Principal Investment Strategies

The Short Duration Municipal Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes, variable rate demand notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions.

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The Fund uses one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Advisers select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers will strive to maintain a portfolio duration of three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a three-year duration, it will decrease in value by approximately 3% if interest rates rise 1% and increase in value by approximately 3% if interest rates fall 1%. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal income tax.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions,

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changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 1.51% (12/31/08) Worst Quarter: -0.42% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2018 to September 30, 2018 was 0.75%.

The Fund's Class Y Shares commenced operations on May 1, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Short Duration Municipal Fund*	1 Year	5 Years	10 Years	Since Inception (11/13/2003)**
Return Before Taxes	1.14%	0.46%	1.27%	1.53%
Return After Taxes on Distributions	1.14%	0.53%	1.29%	1.54%
Return After Taxes on Distributions and Sale of Fund Shares	1.05%	0.56%	1.29%	1.55%
Bloomberg Barclays 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	0.92%	0.64%	1.48%	1.77%

* The Fund's Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of

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Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

** Index returns are shown from November 30, 2003.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2003	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Neuberger Berman Investment Advisers LLC	Kristian J. Lind Peter Moukios	Since 2011 Since 2016	Senior Portfolio Manager, Managing Director Senior Portfolio Manager, Senior Vice President
Wells Capital Management Incorporated	Lyle Fitterer, CFA, CPA Wendy Casetta	Since 2011 Since 2011	Co-Head of WFAM Global Fixed Income, Managing Director, Head of Municipal Fixed Income and Senior Portfolio Manager Senior Portfolio Manager, Tax-Exempt
Western Asset Management Company	S. Kenneth Leech Robert E. Amodeo, CFA John C. Mooney, CFA	Since 2017 Since 2017 Since 2017	Chief Investment Officer, Portfolio Manager Head of Municipals, Portfolio Manager Portfolio Manager

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

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CALIFORNIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
California Municipal Bond Fund — Class Y Shares	$57	$179	$313	$701

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The California Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and California state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities

11

SEI / PROSPECTUS

are state and local governments and their agencies located in California, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and California state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

California Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and

12

SEI / PROSPECTUS

political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

13

SEI / PROSPECTUS

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 6.20% (09/30/09) Worst Quarter: -3.93% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2018 to September 30, 2018 was -0.65%.

The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

14

SEI / PROSPECTUS

hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

California Municipal Bond Fund*	1 Year	5 Years	10 Years	Since Inception (8/19/1998)**
Return Before Taxes	3.99%	1.91%	3.53%	3.93%
Return After Taxes on Distributions	3.93%	1.93%	3.52%	3.87%
Return After Taxes on Distributions and Sale of Fund Shares	3.15%	2.06%	3.42%	3.81%
Bloomberg Barclays MF California Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	4.40%	2.63%	4.47%	4.63%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

** Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Jeffrey Burger, CFA Thomas Casey	Since 2013 Since 2013	Director, Senior Portfolio Manager — Tax Sensitive Strategies Director, Senior Portfolio Manager — Tax Sensitive Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and California state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and California state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

15

SEI / PROSPECTUS

MASSACHUSETTS MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Massachusetts Municipal Bond Fund — Class Y Shares	$58	$183	$318	$714

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

The Massachusetts Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Massachusetts state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these securities are state and local governments and their agencies located in Massachusetts, as well as in Puerto Rico and other U.S. territories and possessions.

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SEI / PROSPECTUS

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Massachusetts state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Massachusetts Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from

17

SEI / PROSPECTUS

shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than

18

SEI / PROSPECTUS

investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.73% (09/30/09) Worst Quarter: -3.97% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2018 to September 30, 2018 was -1.23%.

The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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SEI / PROSPECTUS

Massachusetts Municipal Bond Fund*	1 Year	5 Years	10 Years	Since Inception (8/19/1998)**
Return Before Taxes	3.52%	1.71%	3.56%	3.90%
Return After Taxes on Distributions	3.42%	1.76%	3.55%	3.84%
Return After Taxes on Distributions and Sale of Fund Shares	2.88%	1.95%	3.46%	3.80%
Bloomberg Barclays MF Massachusetts Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	4.38%	2.45%	4.39%	4.66%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

** Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Massachusetts state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Massachusetts state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

20

SEI / PROSPECTUS

NEW JERSEY MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.56%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New Jersey Municipal Bond Fund — Class Y Shares	$57	$179	$313	$701

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

The New Jersey Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New Jersey state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

21

SEI / PROSPECTUS

securities are state and local governments and their agencies located in New Jersey, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New Jersey state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New Jersey Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and

22

SEI / PROSPECTUS

political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

23

SEI / PROSPECTUS

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 4.48% (09/30/09) Worst Quarter: -3.44% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2018 to September 30, 2018 was -0.43%.

The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

24

SEI / PROSPECTUS

hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New Jersey Municipal Bond Fund*	1 Year	5 Years	10 Years	Since Inception (8/18/1998)**
Return Before Taxes	4.16%	1.67%	3.12%	3.54%
Return After Taxes on Distributions	4.11%	1.70%	3.12%	3.51%
Return After Taxes on Distributions and Sale of Fund Shares	3.34%	1.87%	3.08%	3.48%
Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)	3.93%	2.22%	3.86%	4.24%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

** Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Daniel Barton, CFA Jeffrey Burger, CFA	Since 2013 Since 2013	Director, Portfolio Manager and Head of Research — Tax Exempt Bonds Director, Senior Portfolio Manager — Tax Sensitive Strategies

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and New Jersey state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New Jersey state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

25

SEI / PROSPECTUS

NEW YORK MUNICIPAL BOND FUND

Fund Summary

Investment Goal

The highest level of current income exempt from federal and New York state and city income taxes as is consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.33%
Distribution (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.57%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
New York Municipal Bond Fund — Class Y Shares	$58	$183	$318	$714

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

The New York Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and New York state and city income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of

26

SEI / PROSPECTUS

these securities are state and local governments and their agencies located in New York, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of three to ten years. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New York state and city income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

New York Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and

27

SEI / PROSPECTUS

political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

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SEI / PROSPECTUS

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.32% (09/30/09) Worst Quarter: -3.57% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2018 to September 30, 2018 was -0.90%.

The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

29

SEI / PROSPECTUS

hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

New York Municipal Bond Fund*	1 Year	5 Years	10 Years	Since Inception (8/18/1998)**
Return Before Taxes	3.57%	1.72%	3.25%	3.77%
Return After Taxes on Distributions	3.51%	1.74%	3.22%	3.71%
Return After Taxes on Distributions and Sale of Fund Shares	2.90%	1.85%	3.16%	3.66%
Bloomberg Barclays MF New York Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	4.06%	2.43%	4.19%	4.53%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

** Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income tax and New York state and city income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and New York state and city income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

30

SEI / PROSPECTUS

PENNSYLVANIA MUNICIPAL BOND FUND

Fund Summary

Investment Goal

Current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.35%
Distribution (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.58%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Pennsylvania Municipal Bond Fund — Class Y Shares	$59	$186	$324	$726

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

The Pennsylvania Municipal Bond Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and Pennsylvania state income taxes, including, but not limited to, municipal bonds, notes and commercial paper. The principal issuers of these

31

SEI / PROSPECTUS

securities are state and local governments and their agencies located in Pennsylvania, as well as in Puerto Rico and other U.S. territories and possessions.

The Fund uses a sub-adviser (the Sub-Adviser) to manage the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Adviser will strive to maintain an average weighted portfolio maturity of seven years or less. The Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Pennsylvania state income taxes. The Fund may also invest in municipal securities rated below investment grade (junk bonds).

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

Pennsylvania Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

32

SEI / PROSPECTUS

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

33

SEI / PROSPECTUS

Taxation Risk — The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 5.17% (09/30/09) Worst Quarter: -3.64% (12/31/16) The Fund's Class Y total return (pre-tax) from January 1, 2018 to September 30, 2018 was -1.03%.

The Fund's Class Y Shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2017)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who

34

SEI / PROSPECTUS

hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Pennsylvania Municipal Bond Fund*	1 Year	5 Years	10 Years	Since Inception (8/26/1998)**
Return Before Taxes	4.15%	1.70%	3.11%	3.69%
Return After Taxes on Distributions	4.14%	1.73%	3.13%	3.66%
Return After Taxes on Distributions and Sale of Fund Shares	3.23%	1.83%	3.06%	3.66%
Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)	5.57%	2.67%	4.40%	4.60%

* The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

** Index returns are shown from August 31, 1998.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 1999	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Adviser and Portfolio Manager.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
BNY Mellon Asset Management North America Corporation	Daniel Rabasco, CFA	Since 2010	Managing Director, Head of Municipal Bonds

Tax Information

The Fund intends to make distributions consisting of exempt-interest dividends that are exempt from federal income and Pennsylvania state income taxes. The Fund may invest a portion of its assets in securities that generate income that is subject to federal and Pennsylvania state income taxes, including the federal alternative minimum tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

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SEI / PROSPECTUS

TAX-ADVANTAGED INCOME FUND

Fund Summary

Investment Goal

Provide the highest level of income possible in a tax efficient manner.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class Y Shares
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.84%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Tax-Advantaged Income Fund — Class Y Shares	$86	$268	$466	$1,037

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The Tax-Advantaged Income Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities, such as bonds, that pay interest that is exempt from federal income tax, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as in Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which

36

SEI / PROSPECTUS

the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities.

To a lesser extent, the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that, at the time of issuance, are eligible to pay dividends that qualify for certain favorable federal income tax treatment, such as dividends that are treated as qualified dividend income and eligible for the dividends received deduction (in each instance, provided certain requirements and holding periods are satisfied, see "Taxes"). The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's net assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis.

Although the Fund may invest a portion of its assets in securities other than municipal and preferred securities, the Fund will seek to purchase securities that generate income eligible for preferential tax treatment in the hands of shareholders. The Fund may also invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended, and other privately placed securities, debt securities subject to federal income tax, common stock and open and closed-end funds. SEI Investments Management Corporation (SIMC or the Adviser) may directly invest up to 5% of the Fund's assets in closed-end bond funds.

The Fund uses a multi-manager approach to manage the Fund's portfolio under the general supervision of SIMC. Each sub-adviser (each, a Sub-Adviser and collectively, the Sub-Advisers) and, to the extent applicable, SIMC selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser and, to the extent applicable, SIMC, will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser and, to the extent applicable, SIMC, will seek to maintain duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

Principal Risks

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.

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Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

California/New York Investment Risk — To the extent the Fund invests a material portion of its assets in issuers of California or New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the States of California or New York, their political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California or New York municipal issuers.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment

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company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Taxation Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, if the Fund fails to meet this requirement, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other

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investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past nine calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 17.31% (06/30/09) Worst Quarter: -11.47% (09/30/08) The Fund's Class Y total return (pre-tax) from January 1, 2018 to September 30, 2018 was 1.57%.

The Fund's Class Y Shares commenced operations on May 1, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Average Annual Total Returns (for the periods ended December 31, 2017)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 Blended Benchmark, which consists of the Bloomberg Barclays High Yield Municipal Bond Index (60%) and the Bloomberg Barclays Municipal Bond Index (40%). The Fund's 60/40 Blended Benchmark is designed to reflect a useful comparison to the Fund's overall performance and reflects the Fund's investment strategy more accurately than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Tax-Advantaged Income Fund*	1 Year	5 Years	10 Years	Since Inception (9/4/2007)*
Return Before Taxes	8.79%	4.69%	5.71%	5.13%
Return After Taxes on Distributions	7.78%	4.46%	5.22%	4.61%
Return After Taxes on Distributions and Sale of Fund Shares	6.22%	4.37%	5.00%	4.48%
Bloomberg Barclays High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)	9.69%	4.35%	5.25%	4.81%
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	7.98%	3.83%	4.98%	4.73%

* The Fund's Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

** Index returns are shown from September 30, 2007.

Management

Investment Adviser and Portfolio Managers. SEI Investments Management Corporation

Portfolio Manager	Experience with the Fund	Title with Adviser
Richard A. Bamford	Since 2007	Portfolio Manager
Erin Garrett	Since 2014	Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Pacific Investment Management Company LLC	David Hammer	Since 2015	Executive Vice President and Head of Municipal Bond Portfolio Management
Spectrum Asset Management, Inc.	Mark A. Lieb L. Phillip Jacoby Manu Krishnan Roberto Giangregorio Fred Diaz	Since 2007 Since 2007 Since 2007 Since 2007 Since 2007	Chief Executive Officer and President Chief Investment Officer and Executive Director Portfolio Manager Portfolio Manager Portfolio Manager
Wells Capital Management Incorporated	Lyle Fitterer, CFA, CPA Terry J. Goode Dennis Derby	Since 2017 Since 2017 Since 2017	Co-Head of WFAM Global Fixed Income, Managing Director, Head of Municipal Fixed Income and Senior Portfolio Manager Senior Portfolio Manager Senior Research Analyst and Portfolio Manager

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Tax Information

The Fund expects a portion of its distributions to consist of exempt-interest dividends that are exempt from federal income tax and that may also be exempt from certain state and/or local income taxes depending on an investor's state of residence. The Fund, however, expects to invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax.

For important information about the Purchase and Sale of Fund Shares and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page 43 of this prospectus.

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Purchase and Sale of Fund Shares

The minimum initial investment for Class Y Shares is $100,000 with minimum subsequent investments of $1,000. Such minimums may be waived at the discretion of SIMC. Notwithstanding the foregoing, a higher minimum investment amount may be required for certain types of investors to be eligible to invest in Class Y shares, as set forth in "Purchasing, Exchanging and Selling Fund Shares" on page 58.

You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your authorized financial institution or intermediary directly. Authorized financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds' transfer agent (the Transfer Agent) or the Funds' authorized agent, using certain SEI Investments Company (SEI) or third party systems or by calling 1-800-858-7233, as applicable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), a Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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MORE INFORMATION ABOUT THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities and certain other instruments.

Each Fund has an investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. For temporary defensive or liquidity purposes during unusual economic or market conditions, each Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with a Fund's strategies. During such time, the Funds may not achieve their investment goals. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

This prospectus describes the Funds' primary investment strategies. However, the Funds may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. You could lose money on your investment in a Fund, just as you could with other investments.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect security markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Below Investment Grade Fixed Income Securities (Junk Bonds) — Below investment grade fixed income securities (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay

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principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds is even greater because the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest, these risky securities tend to offer higher returns, but there is no guarantee that an investment in these securities will result in a high rate of return.

California Investment — To the extent a Fund invests in California municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Developments in California may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by California and its municipalities, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. Although California's economy is broad, it has major concentrations in certain industries and may be sensitive to economic problems affecting those industries. Economic activity may be more cyclical in California than in some other states or in the nation as a whole. From time to time the State of California and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of California municipal securities. In addition, investments in California municipal securities may be affected by natural disasters, such as earthquakes or wildfires, which could impair an issuer's ability to pay principal and/or interest on its obligations.

Convertible and Preferred Securities — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Credit — Credit risk is the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds, except the Tax-Advantaged Income Fund, primarily invest in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

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Duration — Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if the interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term securities in which a portfolio may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market — Because the Tax-Advantaged Income Fund may purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors can contribute to price volatility.

Extension — The Funds' investments in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund may exhibit additional volatility.

Fixed Income Markets — The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa. Fixed income securities may have fixed-, variable- or floating-rates. There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates. Also, longer-term securities are generally more sensitive to changes in the level of interest rates, so the average maturity or duration of these securities affects risk. Changes in government policy, including the Federal Reserve's decisions with respect to raising interest rates or terminating certain programs such as quantitative easing, could increase the risk that interest rates will rise. Rising interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. These risks may be heightened in a low interest rate environment. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. As a result of these conditions, the Funds' values may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds' liquidity or force the Funds to sell securities into a declining or illiquid market.

Interest Rate — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. In a low interest rate environment, risks associated with rising rates are heightened. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. A historically low interest rate environment may present

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greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company — Certain Funds may purchase shares of investment companies, such as open-end and closed-end funds. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. The Funds may invest in affiliated funds including, for example, money market funds for reasons such as cash management or other purposes. In such cases, the Funds' adviser and its affiliates will earn fees at both the Fund level and within the underlying fund with respect to the Fund's assets invested in the underlying fund. In part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

Liquidity — Each Fund is subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Massachusetts Investment — To the extent a Fund invests in Massachusetts municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers. Developments in Massachusetts may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Massachusetts and its municipalities, it is more vulnerable to unfavorable developments in Massachusetts than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Massachusetts municipal market. Economic activity may be more cyclical in Massachusetts than in some other states or in the nation as a whole. From time to time the Commonwealth of Massachusetts and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Massachusetts municipal securities.

Municipal Securities — The Funds invest primarily in municipal securities. Municipal securities are fixed income securities issued by state or local governments or their agencies (such as housing or hospital authorities) to finance capital expenditures and operations. The obligation to pay principal and interest on municipal securities may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal securities vary in credit quality. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the

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issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Funds' holdings. As a result, the Funds will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great of a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Funds. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Funds' securities.

New Jersey Investment — To the extent a Fund invests in New Jersey municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers. Developments in New Jersey may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by New Jersey and its municipalities, it is more vulnerable to unfavorable developments in New Jersey than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New Jersey municipal market. Economic activity may be more cyclical in New Jersey than in some other states or in the nation as a whole. From time to time the State of New Jersey and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New Jersey municipal securities.

New York Investment — To the extent a Fund invests in New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers. Developments in New York may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New York municipal market. Additionally, as the nation's financial capital, New York's economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states. Economic activity may be more cyclical in New York than in some other states or in the nation as a whole. From time to time the State of New York and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New York municipal securities.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. The Intermediate-Term

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Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Pennsylvania Investment — To the extent a Fund invests in Pennsylvania municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers. Developments in Pennsylvania may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, it is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Pennsylvania municipal market. Economic activity may be more cyclical in Pennsylvania than in some other states or in the nation as a whole. From time to time the Commonwealth of Pennsylvania and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Pennsylvania municipal securities.

Prepayment — The Funds' investments in fixed income securities are subject to prepayment risk. In a declining interest rate environment, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in a Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Private Placements — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Puerto Rico Investment — To the extent a Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Funds. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

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GLOBAL ASSET ALLOCATION

The Funds and other funds managed by SIMC are used within global asset allocation strategies (Strategies) that SIMC constructs and maintains for certain clients (Strategy Clients). The Funds are designed in part to be used as a component within those Strategies. The degree to which a Strategy Client's portfolio is invested in the particular market segments and/or asset classes represented by the Funds and other funds varies. SIMC believes that an investment in a portfolio of funds representing a range of asset classes as part of a Strategy may reduce the Strategy's overall level of volatility.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds and other funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds and other funds. Because a large portion of the assets in the Funds and other funds may be composed of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on the Funds if they are being materially reallocated, including by increasing portfolio turnover (and related transaction costs), disrupting the portfolio management strategy, and causing the Funds to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS' BENCHMARK INDEXES

The following information describes the various indexes referred to in the Performance Information sections of this prospectus, including those indexes that compose the Tax-Advantaged Income Fund's Blended Benchmark Index.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index made up of bonds that are non-investment grade, unrated or rated below Ba1 by Moody's Investors Service with a remaining maturity of at least one year.

The Bloomberg Barclays MF California Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF Massachusetts Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF New York Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies with maturities between 5 and 10 years.

The Bloomberg Barclays MF Pennsylvania Intermediate Municipal Index is a subset of the Bloomberg Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies with maturities between 5 and 10 years.

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The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market and must have a minimum credit rating of Baa.

The Bloomberg Barclays 1-Year Municipal Bond Index is a rules-based, market-value weighted index engineered for the short-term tax exempt investor. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Bloomberg Barclays 3-15 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Bloomberg Barclays 3, 5, 7, 10 and 15 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

The Bloomberg Barclays 3-10 Year Intermediate Municipal Blend Index is a rules-based, market-value weighted index engineered for the intermediate-term tax exempt investor. The index is derived from a combination of the Bloomberg Barclays 3, 5, 7 and 10 year municipal indexes. These indexes have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

INVESTMENT ADVISER

SIMC, a Securities and Exchange Commission (SEC) registered investment adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the investment adviser to the Funds. As of September 30, 2018, SIMC had approximately $193.69 billion in assets under management.

The Funds are managed by SIMC and one or more Sub-Advisers. SIMC acts as a "manager of managers" of the Funds and, subject to the oversight of the Board of Trustees of the Trust (the Board), is responsible for:

— researching and recommending to the Board, the hiring, termination and replacement of Sub-Advisers;

— allocating, on a continuous basis, assets of a Fund among the Sub-Advisers (to the extent a Fund has more than one Sub-Adviser);

— monitoring and evaluating each Sub-Adviser's performance;

— overseeing the Sub-Advisers to ensure compliance with the Funds' investment objectives, policies and restrictions; and

— monitoring each Sub-Adviser's adherence to its investment style.

SIMC acts as manager of managers for the Funds pursuant to an exemptive order obtained from the SEC. The exemptive order permits SIMC, with the approval of the Board, to retain unaffiliated sub-advisers for the Funds without submitting the sub-advisory agreements to a vote of the applicable Funds' shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by SIMC under a particular sub-advisory agreement, but instead requires SIMC to disclose the aggregate amount of sub-advisory fees paid by SIMC with respect to each Fund. As a manager of managers, SIMC is ultimately responsible for the investment performance of the Funds. The Board supervises SIMC and the Sub-Advisers and establishes policies that they must follow in their management activities.

SIMC sources, analyzes, selects and monitors a wide array of Sub-Advisers across multiple asset classes. Differentiating manager skill from market- generated returns is one of SIMC's primary objectives, as it seeks to identify Sub-Advisers that can deliver attractive investment results. SIMC believes that a full assessment of qualitative as well as quantitative factors is required to identify truly

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skilled managers. In carrying out this function, SIMC forms forward-looking expectations regarding how a Sub-Adviser will execute a given investment mandate; defines environments in which the strategy is likely to outperform or underperform; and seeks to identify the relevant factors behind a Sub-Adviser's performance. It also utilizes this analysis to identify catalysts that would lead SIMC to reevaluate its view of a Sub-Adviser.

SIMC then constructs a portfolio that seeks to maximize the risk-adjusted rate of return by finding a proper level of diversification between sources of excess return (at an asset class level) and the investment managers implementing them. The allocation to a given investment manager is based on SIMC's analysis of the manager's particular array of alpha sources, the current macroeconomic environment, expectations about the future macroeconomic environment, and the level of risk inherent in a particular manager's investment strategy. SIMC measures and allocates to Sub-Advisers based on risk allocations in an attempt to ensure that one manager does not dominate the risk of a multi-manager, multi-return-source fund.

Richard Bamford and Erin Garrett are the portfolio managers primarily responsible for the management and oversight of the Funds, as described above. Mr. Bamford and Ms. Garrett may also, to a limited extent, directly manage a portion of the assets in the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds in a manner that SIMC believes will help each Fund achieve its investment goals.

Mr. Bamford serves as a Portfolio Manager for the Fixed Income Team within the Investment Management Unit. Mr. Bamford is responsible for investment grade debt and municipal bond portfolios. Mr. Bamford's duties include manager analysis and selection, strategy development and enhancement as well as investment research. Mr. Bamford has over 20 years of investment experience in investment management. Prior to joining SEI in 1999, Mr. Bamford worked as a Municipal Credit Analyst for Vanguard. Mr. Bamford received a Bachelor of Science in Economics/Finance and Accounting from the University of Scranton and an M.B.A. with a concentration in Finance from St. Joseph's University.

Ms. Garrett serves as a Portfolio Manager for the SEI US Investment Grade fixed income strategies within the Investment Management Unit. Ms. Garrett is responsible for the selection of fund sub-advisers and the allocations among these managers to optimize diversification of style and alpha source within the fixed income funds. In this capacity, Ms. Garrett primarily oversees daily cash flows, portfolio exposures, portfolio risks, and performance attribution. In her preceding role, Ms. Garrett was an Analyst on the Global Fixed Income team responsible for in-depth due diligence on existing and prospective investment managers for SEI's US fixed-income portfolios. Ms. Garrett earned a Bachelor of Science in Business Administration/Finance and her M.B.A. with concentrations in Strategic Management and International Business from the Villanova University School of Business, where she graduated magna cum laude. Ms. Garrett is the former President of SEI's Women's Network and currently serves on the SEI Corporate Innovation team.

SUB-ADVISERS

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines and monitors each Sub-Adviser's adherence to its investment style. The Board supervises SIMC and the Sub-Advisers, establishes

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policies that they must follow in their management activities and oversees the hiring and termination of the sub-advisers recommended by SIMC. Each Sub-Adviser must also operate within each Fund's investment objective, restrictions and policies, and within specific guidelines and instructions established by SIMC from time to time. Each Sub-Adviser is responsible for managing only the portion of the Fund allocated to it by SIMC, and Sub-Advisers may not consult with each other concerning transactions for a Fund. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

For the fiscal year ended August 31, 2018, SIMC received investment advisory fees (after fee waivers), as a percentage of each Fund's average daily net assets, as follows:

	Investment Advisory Fees	Investment Advisory Fees After Fee Waivers
Intermediate-Term Municipal Fund	0.33%	0.24%
Short Duration Municipal Fund	0.33%	0.25%
California Municipal Bond Fund	0.33%	0.27%
Massachusetts Municipal Bond Fund	0.33%	0.28%
New Jersey Municipal Bond Fund	0.33%	0.27%
New York Municipal Bond Fund	0.33%	0.27%
Pennsylvania Municipal Bond Fund	0.35%	0.29%
Tax-Advantaged Income Fund	0.50%	0.42%

A discussion regarding the basis for the Board's approval of the Funds' investment advisory and sub-advisory agreements is available in the Funds' annual report, which covers the period September 1, 2017 through August 31, 2018.

The Trust has claimed, on behalf of each Fund and in reliance on relevant rules, regulations and no-action relief, an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA). The Trust and each Fund is therefore not subject to registration or regulation as a pool operator under the CEA. SIMC has registered with the National Futures Association as a "commodity pool operator" under the CEA with respect to certain products not included in this prospectus.

Information About Fee Waivers

The Funds' actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses Tables in the Fund Summary sections because, among other reasons, the Funds' adviser, the Funds' administrator and/or the Funds' distributor voluntarily waived and/or reimbursed a portion of its fees in order to keep total direct annual fund operating expenses (exclusive of interest from borrowings, brokerage commissions and prime broker fees, taxes, Trustee fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) at a specified level. The voluntary waivers of the Funds' adviser, Funds' administrator and Funds' distributor were limited to the Funds' direct operating expenses and, therefore, did not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). The Funds' adviser, the Funds' administrator and/or

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the Funds' distributor may discontinue all or part of these waivers and/or reimbursements at any time. With these fee waivers, the Funds' actual total annual fund operating expenses were as follows:

Fund Name — Class Y Shares	Total Annual Fund Operating Expenses (before fee waivers)	Total Annual Fund Operating Expenses (after fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE and extraordinary expenses, if applicable)*
Intermediate-Term Municipal Fund	0.56%	0.38%	0.38%
Short Duration Municipal Fund	0.57%	0.38%	0.38%
California Municipal Bond Fund	0.56%	0.45%	0.45%
Massachusetts Municipal Bond Fund	0.57%	0.48%	0.48%
New Jersey Municipal Bond Fund	0.56%	0.45%	0.45%
New York Municipal Bond Fund	0.57%	0.45%	0.45%
Pennsylvania Municipal Bond Fund	0.58%	0.48%	0.48%
Tax-Advantaged Income Fund	0.84%	0.61%	0.61%

* AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in underlying funds during the most recent fiscal year.

Sub-Advisers and Portfolio Managers

INTERMEDIATE-TERM MUNICIPAL FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the portion of the Intermediate-Term Municipal Fund's assets allocated to the firm. Mr. Rabasco joined the firm in 1998, holds the CFA designation and has 31 years of investment experience.

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust: Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust (MIMBT), located at 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as a Sub-Adviser to the Intermediate-Term Municipal Fund. Sub-advisory services were transitioned from Delaware Management Company (DMC) to DIFA, an affiliate of DMC and a series of MIMBT, in May 2013. MIMBT is a subsidiary of Macquarie Management Holdings, Inc. (MMHI). Joseph R. Baxter, Stephen J. Czepiel, and Gregory A. Gizzi are the portfolio managers responsible for the day-to-day investment decisions regarding the portion of the Intermediate-Term Municipal Fund's assets allocated to DIFA. Mr. Baxter, Senior Vice President, Head of Municipal Bond Department and Senior Portfolio Manager, has been with Macquarie Investment Management (MIM), which includes the former Delaware Investments, since 1999. Before joining MIM in 1999 as Head Municipal Bond Trader, Mr. Baxter held investment positions with First Union, most recently as a Municipal Portfolio Manager with the Evergreen Funds. Mr. Czepiel, Senior Vice President and Senior Portfolio Manager, has been with MIM, which includes the former Delaware Investments, since July 2004. Previously, Mr. Czepiel was Vice President at both Mesirow Financial and Loop Capital Markets. Mr. Czepiel began his career in the securities industry in 1982 as a

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Municipal Bond Trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Mr. Gizzi, Senior Vice President and Senior Portfolio Manager, has been with MIM, which includes the former Delaware Investments, since 2008. Before joining MIM in 2008 as Head of Municipal Bond Trading, Mr. Gizzi spent six years as a Vice President at Lehman Brothers for the firm's tax-exempt institutional sales effort. Prior to that, Mr. Gizzi spent two years trading corporate bonds for UBS. Mr. Gizzi began his career as a municipal bond trader in 1984 at Kidder Peabody and now has more than 20 years of experience in the municipal bond securities industry.

SHORT DURATION MUNICIPAL FUND:

Neuberger Berman Investment Advisers LLC: Neuberger Berman Investment Advisers LLC (NBIA), located at 1290 Sixth Avenue, New York, NY 10104, serves as a Sub-Adviser to the Short Duration Municipal Fund. Kristian J. Lind and Peter Moukios are responsible for the management of the assets of the Short Duration Municipal Fund allocated to NBIA. Mr. Lind is a Senior Portfolio Manager for NBIA's Municipal Fixed Income team and a Managing Director. Prior to NBIA, Mr. Lind worked for Weiss, Peck & Greer as an Assistant Portfolio Manager in the Municipal Fixed Income group since 2003. Prior to Weiss, Peck & Greer, Mr. Lind began his career as an Operations Analyst at Barclays Capital in the Operations Control group. Mr. Lind holds a B.S. in Finance from Purdue University. Mr. Moukios is also a Senior Portfolio Manager for NBIA's Municipal Fixed Income team and a Senior Vice President. Prior to NBIA, Mr. Moukios worked for Weiss, Peck & Greer as a Portfolio Manager in Municipal Securities, where he worked since 1987. Previously Mr. Moukios worked at Manufacturers Hanovers Trust. Mr. Moukios holds a B.S. in Management from St. Johns University.

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Short Duration Municipal Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. Lyle Fitterer, CFA, CPA, Co-Head of WFAM Global Fixed Income, Managing Director, Head of Municipal Fixed Income and Senior Portfolio Manager, and Wendy Casetta, Senior Portfolio Manager, are responsible for the day-to-day management of the portion of the Short Duration Municipal Fund's assets allocated to WellsCap. Prior to joining WellsCap in 2005, Mr. Fitterer was with Strong Capital Management, where he served in a variety of roles, including Director of Strong Capital Management's Municipal Fixed Income team. Mr. Fitterer earned a bachelor's degree in accounting from the University of North Dakota and has 28 years of industry experience. Prior to joining WellsCap in 2005, Ms. Casetta was also with Strong Capital Management, where she was a Senior Research Analyst and Portfolio Manager. Ms. Casetta earned a bachelor's degree in finance from the University of Wisconsin, Oshkosh, and a master's degree in business administration from the University of North Florida, Jacksonville and began her investment career in 1993.

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Short Duration Municipal Fund. A team of investment professionals manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. A team of investment professionals dedicated to municipals and led by Robert E. Amodeo, CFA, and John C. Mooney, CFA, manages the portion of the Short Duration Municipal Fund's assets allocated to Western Asset. As Chief Investment Officer, S. Kenneth Leech is responsible for the strategic oversight of the investments and for supervising the operations of the various sector specialist teams dedicated to the specific asset classes. Messrs. Amodeo and Mooney are responsible for portfolio structure, including sector allocation, duration weighting and term structure decisions. Mr. Leech joined Western Asset as a Portfolio Manager in 1990; Mr. Amodeo joined

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Western Asset as a Portfolio Manager in 2005, and Mr. Mooney joined Western Asset as Portfolio Manager in 2005.

CALIFORNIA MUNICIPAL BOND FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the California Municipal Bond Fund. Jeffrey Burger, CFA, and Thomas Casey are respectively the primary and secondary portfolio managers who manage the portion of the California Municipal Bond Fund's assets allocated to the firm. Mr. Burger is a Director, Senior Portfolio Manager for Tax Sensitive Strategies. Mr. Burger manages tax-sensitive strategies for institutional, high net worth and mutual fund clients. Mr. Burger previously served as a Senior Analyst when he joined the firm in 2009, specializing in land secured and special tax bonds. Prior to joining BNY Mellon Asset Management North America Corporation, Mr. Burger worked at Columbia Management from 2002 to 2009 as a Portfolio Manager and Senior Research Analyst. Mr. Burger has an M.P.A. and a B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 20 years of investment experience. Mr. Casey is a Director, Senior Portfolio Manager for Tax Sensitive Strategies. Mr. Casey manages tax-sensitive portfolios for institutional, insurance and high net worth clients. Prior to assuming his current responsibilities, Mr. Casey worked for a number of years as a Trader and a Portfolio Analyst in the municipal group. Mr. Casey joined the company in 1993 from State Street Bank & Trust Company, where he was an Analyst. Mr. Casey has an M.B.A. and a B.A. from Boston College and has 29 years of investment experience.

MASSACHUSETTS MUNICIPAL BOND FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the Massachusetts Municipal Bond Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the Massachusetts Municipal Bond Fund allocated to the firm. Mr. Rabasco joined BNY Mellon Asset Management North America Corporation in 1998, holds the CFA designation and has 31 years of investment experience.

NEW JERSEY MUNICIPAL BOND FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New Jersey Municipal Fund. Daniel Barton, CFA, and Jeffrey Burger, CFA, are respectively the primary and secondary portfolio managers who manage the portion of the New Jersey Municipal Bond Fund's assets allocated to the firm. Mr. Barton is a Director, Portfolio Manager and Head of Research for Tax Exempt Bonds. As a Portfolio Manager, Mr. Barton co-manages several Dreyfus state-specific and credit-specific tax exempt bond mutual funds. Mr. Barton's research responsibilities include utilities, airports, tobacco securitization, charter schools and corporate backed bonds. Mr. Barton joined the company in 2005 from Columbia Management Group, where he was a municipal credit analyst for over four years. Mr. Barton earned an M.B.A from Bentley College and a B.S. in chemical engineering from Rensselaer Polytechnic Institute. Mr. Barton holds the CFA designation and has over 18 years of investment experience. Mr. Burger is a Director, Senior Portfolio Manager for Tax Sensitive Strategies. Mr. Burger manages tax-sensitive strategies for institutional, high net worth and mutual fund clients. Mr. Burger previously served as a Senior Analyst when he joined the firm in 2009, specializing in land secured and special tax bonds. Prior to joining the firm, Mr. Burger worked at Columbia Management

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from 2002 to 2009 as a Portfolio Manager and Senior Research Analyst. Mr. Burger has an M.P.A. and a B.A., cum laude, from Syracuse University. Mr. Burger holds the CFA designation and has 20 years of investment experience.

NEW YORK MUNICIPAL BOND FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the New York Municipal Bond Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the New York Municipal Bond Fund allocated to the firm. Mr. Rabasco joined the firm in 1998, holds the CFA designation and has 31 years of investment experience.

PENNSYLVANIA MUNICIPAL BOND FUND:

BNY Mellon Asset Management North America Corporation: BNY Mellon Asset Management North America Corporation, located at 201 Washington Street, Boston, Massachusetts 02108, serves as the Sub-Adviser to the Pennsylvania Municipal Bond Fund. Daniel Rabasco, CFA, Managing Director, Head of Municipal Bonds, is responsible for the management of the assets of the Pennsylvania Municipal Bond Fund allocated to the firm. Mr. Rabasco joined the firm in 1998, holds the CFA designation and has 31 years of investment experience.

TAX-ADVANTAGED INCOME FUND:

Pacific Investment Management Company LLC: Pacific Investment Management Company LLC (PIMCO), located at 650 Newport Center Drive, Newport Beach, California 92660, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. David Hammer is the primary individual responsible for managing the portion of the Tax-Advantaged Income Fund's assets allocated to PIMCO. Mr. Hammer is an Executive Vice President in the New York office and Head of Municipal Bond Portfolio Management. Mr. Hammer rejoined PIMCO in 2015 from Morgan Stanley, where he was Managing Director and Head of municipal trading, risk management and research. Previously at PIMCO, Mr. Hammer was a Senior Vice President and Municipal Bond Portfolio Manager, and prior to joining PIMCO in 2012, he was an Executive Director and Head of High Yield and Distressed Municipal Bond Trading Group at Morgan Stanley. Mr. Hammer has 15 years of investment experience and holds an undergraduate degree from Syracuse University.

Spectrum Asset Management, Inc.: Spectrum Asset Management, Inc. (Spectrum), located at 2 High Ridge Park, Stamford, Connecticut 06905, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. Spectrum manages the portion of the Tax-Advantaged Income Fund's assets allocated to it under a team approach involving the following individuals: Mr. Mark Lieb, Chief Executive Officer and President (with Spectrum for 31 years); Mr. L. Phillip Jacoby, Chief Investment Officer and Executive Director (with Spectrum for 23 years); Mr. Manu Krishnan, Portfolio Manager (with Spectrum for 14 years); Mr. Roberto Giangregorio, Portfolio Manager (with Spectrum for 15 years); and Mr. Fred Diaz, Portfolio Manager (with Spectrum for 18 years).

Wells Capital Management Incorporated: Wells Capital Management Incorporated (WellsCap), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Tax-Advantaged Income Fund. WellsCap is indirectly wholly-owned by Wells Fargo & Company, a publicly listed company. Lyle Fitterer, CFA, CPA, Co-Head of WFAM Global Fixed Income, Managing Director, Head of Municipal Fixed Income and Senior Portfolio Manager, Terry J. Goode, Senior Portfolio Manager, and Dennis Derby, Senior Research Analyst and Portfolio Manager, are responsible for the

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day-to-day management of the portion of the Tax-Advantage Income Fund's assets allocated to WellsCap. Prior to joining WellsCap in 2005, Mr. Fitterer was with Strong Capital Management, where he served in a variety of roles, including Director of Strong Capital Management's Municipal Fixed Income team. Mr. Fitterer earned a bachelor's degree in accounting from the University of North Dakota and has 28 years of industry experience. Mr. Goode joined WellsCap in 2002, where he currently serves as a Senior Portfolio Manager and was formerly Leader of the Tax-Exempt Research team. Mr. Derby joined WellsCap or one of its predecessor firms in 1995, where he currently serves as a Senior Research Analyst and Portfolio Manager with the Tax-Exempt Fixed-Income team.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of Fund shares.

PURCHASING, EXCHANGING AND SELLING FUND SHARES

This section tells you how to purchase, exchange and sell (sometimes called "redeem") Class Y Shares of the Funds. Class Y Shares may only be purchased by:

•  independent investment advisers investing for the benefit of their clients through accounts held at SEI Private Trust Company, that, after requesting access to Class Y shares, are approved by the SEI Funds (or their delegate) to purchase Class Y shares due to the investment adviser having purchased and held (i.e., on a net basis taking into account purchases and redemptions) a minimum of $300,000,000 of client assets in non-money market SEI Funds for at least one year from the date of the request (or such shorter period of time as determined solely by the SEI Funds (or their delegates)) and remaining above this threshold thereafter. For these purposes, the SEI Funds (or their delegate) consider an independent investment adviser to be an individual or a group of related individuals that, in the sole determination of the SEI Funds (or their delegate), operate as a distinct customer of SEI.

•  bank trust departments or other financial firms, for the benefit of their clients, that have entered into an agreement with the Funds' Distributor permitting the purchase of Class Y shares;

•  institutions, such as defined benefit plans, defined contribution plans, healthcare plans and board designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, subject to a minimum initial investment of least $25,000,000 in Class Y shares of the SEI Funds;

•  clients that have entered into an investment advisory agreement with SIMC with respect to their assets invested in the Funds; and

•  other SEI mutual funds.

In the event a Class Y shareholder no longer meets the eligibility requirements to purchase Class Y shares (as noted in the section), the SEI Funds (or their delegate) may, in their discretion, elect to convert such shareholder's Class Y shares into a Class of shares of the same Fund(s) for which such shareholder does meet the eligibility requirements. Without limiting the foregoing, this may include situations, as applicable, where the shareholder's independent investment adviser, bank trust department or financial firm no longer meets the eligibility criteria noted above or the shareholder no longer meets the eligibility criteria (for example, by terminating their relationship with an eligible adviser or firm). In all cases, if a client meets the eligibility requirements for more than one other Class of shares, then such client's Class Y shares shall be convertible into shares of the Class having the lowest total

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annual operating expenses (disregarding fee waivers) for which such clients meet the eligibility requirements.

For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day. Authorized financial institutions and intermediaries may purchase, sell or exchange Class Y Shares by placing orders with the Transfer Agent or the Funds' authorized agent. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve-month period). For more information regarding the Funds' policies and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

You may be eligible to purchase other classes of shares of a Fund. However, you may only purchase a class of shares that your financial institutions or intermediaries sell or service. Your financial institutions or intermediaries can tell you which classes of shares are available to you.

Each Fund calculates its net asset value (NAV) per share once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV per share, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the next determined NAV per share after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as otherwise noted below) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company's applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security's price cannot be obtained, as noted above, a Fund will value the securities using a bid price from at least one independent broker. If such prices are not readily available, are determined to be unreliable or cannot be valued using the methodologies described above, a Fund will value the security using the Funds' Fair Value Pricing Policies and Procedures (Fair Value Procedures), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds' Fair Value Procedures until an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent

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source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time the fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund's futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds' administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds' administrator, in turn, will notify the Fair Value Pricing Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds' administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds' Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board or its designated committee. However, when the change would not materially affect the valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of one member of the Board, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security's trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or (iv) the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer's industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Frequent Purchases and Redemptions of Fund Shares

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of a Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs,

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disrupting the portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policies, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory

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restrictions or plan policies. In such circumstances, a Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. When you open an account on behalf of an entity you will have to provide formation documents and identifying information about beneficial owner(s) and controlling parties. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the next determined NAV after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's NAV if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

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HOW TO EXCHANGE YOUR FUND SHARES

You may exchange Class Y Shares of any Fund for Class Y Shares of certain other funds of SEI Tax Exempt Trust on any Business Day by contacting the Funds directly by mail. For information about how to exchange Fund shares through your authorized financial institution or intermediary, you should contact your financial institution or intermediary directly. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying shares of another fund. Therefore, your sale price and purchase price will be based on the next calculated NAV after the Funds receive your exchange request. All exchanges are based on the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. Each Fund reserves the right to refuse or limit any exchange order for any reason, including if the transaction is deemed not to be in the best interest of the Fund's other shareholders or possibly disruptive to the management of the Fund. When a purchase or exchange order is rejected, the Fund will send notice to the prospective investor or the prospective investor's financial intermediary.

HOW TO SELL YOUR FUND SHARES

Authorized financial institutions and intermediaries may sell Fund shares on any Business Day. Authorized financial institutions and intermediaries that use certain SEI or third party systems may place orders electronically through those systems. Authorized financial institutions and intermediaries may also place orders by calling 1-800-858-7233. For information about how to sell Fund shares through your authorized financial institution or intermediary, you should contact your authorized financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next determined NAV after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your redemption on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Methods Used to Meet Redemption Obligations

The Funds generally pay sale (redemption) proceeds in cash during normal market conditions. To the extent that a Fund does not have sufficient cash holdings for redemption proceeds, it will typically seek to generate such cash through the sale of portfolio assets. The Funds also operate an interfund lending program that enables a Fund to borrow from another Fund on a temporary basis, which, on a less regular basis, may be used to help a Fund satisfy redemptions. Under stressed or unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption and you will bear the investment risk of the distributed securities until the distributed securities are sold. These methods may be used during both normal and stressed market conditions.

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Low Balance Redemptions

A Fund (or its delegate) may, in its discretion, and upon reasonable notice, redeem in full a financial institution, intermediary or shareholder that fails to maintain an investment of at least $1,000 in the Fund.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons, as permitted by the Investment Company Act of 1940, as amended and the rules and regulations promulgated thereunder. More information about such suspension can be found in the SAI.

Large Redemptions

Large unexpected redemptions to a Fund can disrupt portfolio management and increase trading costs by causing the Fund to liquidate a substantial portion of its assets in a short period of time. Large redemptions may arise from the redemption activity of a single investor, or the activity of a single investment manager managing multiple underlying accounts. In the event of a large unexpected redemption, a Fund may take such steps as implementing a redemption in kind or delaying the delivery of redemption proceeds for up to seven days. Further, the Funds may reject future purchases from that investor or investment manager. An investor or investment manager with a large position in a Fund may reduce the likelihood of these actions if it works with the Fund to mitigate the impact of a large redemption by, for example, providing advance notice to the Fund of a large redemption or by implementing the redemption in stages over a period of time.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine.

Unclaimed Property

Each state has unclaimed property rules that generally provide for escheatment (or transfer) to the state of unclaimed property, including mutual fund shares, under various circumstances. Such circumstances include inactivity (i.e., no owner-initiated contact for a certain period), returned mail (i.e., when mail sent to a shareholder is returned by the post office, or "RPO," as undeliverable), or a combination of both inactivity and returned mail. More information on unclaimed property and how to maintain an active account is available through your state.

If you are a resident of certain states, you may designate a representative to receive notice of the potential escheatment of your property. The designated representative would not have any rights to your shares. Please contact your financial intermediary for additional information.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with

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advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Funds can be obtained on the Internet at the following address: http://www.seic.com/holdings (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Each Fund distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to regulated investment companies, such as the Funds. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

The Funds intend to make distributions, the majority of which consist of tax exempt-interest dividends that are exempt from federal income tax. In order to pay tax-exempt interest dividends to shareholders, a Fund must invest at least 50% of its net assets in securities that pay interest that is exempt from

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federal income tax. The California, Massachusetts, New Jersey, New York and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such state. A portion of the income distributed by the Intermediate-Term Municipal, the Short Duration Municipal and the Tax-Advantaged Income Funds may be exempt from your state and local income taxes depending on the investments of the Funds. Each Fund may invest a portion of its assets in securities that generate income that is subject to federal, state or local income taxes. Income exempt from federal tax may be subject to state and local taxes as well as the federal alternative minimum tax, which, for taxable years beginning after December 31, 2017, is applicable only to individual taxpayers. The Funds may not be a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

While the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary for a Fund to pay out exempt-interest dividends to its shareholders, if the Tax-Advantaged Income Fund fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to federal income tax.

The Funds intend to distribute substantially all of their net investment income, tax exempt-interest income and their net realized capital gains, if any. Certain dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.

The Tax-Advantaged Income Fund's taxable dividends may qualify for a dividends received deduction if you are a corporate shareholder or, in the case of individual shareholders for the lower tax rates applicable to qualified dividend income (20% (lower rates apply to individuals in lower tax brackets)) but only to the extent that such Fund receives qualified dividend income and meets certain holding period requirements and other requirements are satisfied by you and the Fund. Other than the Tax-Advantaged Income Fund, it is not expected that any portion of the taxable distributions that may be generated by a Fund will be qualified dividend income.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than twelve months. Capital gain or loss realized upon a sale or exchange of Fund shares held for twelve months or less is generally treated as short-term capital gain or loss. Any capital loss on the sale of Fund shares held for six months or less, however, is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares or disallowed to the extent of the amount of tax exempt-interest dividends that were paid with respect to Fund shares.

A dividend or distribution received shortly after the purchase of Fund shares reduces the NAV of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder, commonly referred to as "buying a dividend."

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U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). "Net investment income" does not include tax exempt-interest dividends.

Non-U.S. investors in the Funds may be subject to U.S. withholding tax and are encouraged to consult their tax advisor prior to investing in the Funds.

The SAI contains more information about taxes.

ADDITIONAL INFORMATION

The Trust enters into contractual arrangements with various parties (including, among others, the Funds' investment adviser, custodian, transfer agent, accountants and distributor) who provide services to the Funds. Shareholders are not parties to, or intended (or "third-party") beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce the terms of the contractual arrangements against the service providers or any right to seek any remedy under the contractual arrangements against the service providers, either directly or on behalf of the Trust.

This prospectus and the SAI provide information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this prospectus, the SAI nor any document filed as an exhibit to the Trust's registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any shareholder, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly (and which may not be waived) by federal or state securities laws.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class Y Shares of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds. This information is intended to help you understand each Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information in the following tables has been derived from each Fund's financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI TAX EXEMPT TRUST — FOR THE YEARS OR PERIOD ENDED AUGUST 31,
FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS OR PERIOD

		Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
CLASS Y
2018		$11.80	$0.32	$(0.31)	$0.01	$(0.32)	$—	$(0.32)	$11.49	0.07%	$78,216	0.38%		0.56%		2.72%	17%
2017		12.01	0.31	(0.21)	0.10	(0.31)	— ^	(0.31)	11.80	0.92	80,618	0.38		0.58		2.70	12
2016		11.62	0.32	0.39	0.71	(0.32)	—	(0.32)	12.01	6.18	26,942	0.39	(1)	0.61	(1)	2.67	15
2015	(2)	11.67	0.11	(0.06)	0.05	(0.10)	—	(0.10)	11.62	0.45	20	0.38		0.60		2.85	10
Short Duration Municipal Fund
CLASS Y
2018		$10.04	$0.12	$(0.04)	$0.08	$(0.12)	$—	$(0.12)	$10.00	0.77%	$38,289	0.38%		0.57%		1.18%	67%
2017		10.05	0.08	(0.01)	0.07	(0.08)	—	(0.08)	10.04	0.72	37,153	0.38		0.58		0.83	69
2016		10.04	0.07	—	0.07	(0.06)	—	(0.06)	10.05	0.74	28,863	0.39	(1)	0.62	(1)	0.67	49
2015	(2)	10.04	0.02	(0.01)	0.01	(0.01)	—	(0.01)	10.04	0.11	20	0.38		0.52		0.52	37
California Municipal Bond Fund
CLASS Y
2018		$10.95	$0.20	$(0.32)	$(0.12)	$(0.20)	$(0.03)	$(0.23)	$10.60	(1.12)%	$23,330	0.45%		0.56%		1.88%	19%
2017		11.12	0.20	(0.14)	0.06	(0.20)	(0.03)	(0.23)	10.95	0.69	21,508	0.45		0.58		1.90	12
2016	^^	10.93	0.18	0.24	0.42	(0.18)	(0.05)	(0.23)	11.12	3.94	19,120	0.46	(1)	0.61	(1)	2.00	13

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		Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets‡		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Massachusetts Municipal Bond Fund
CLASS Y
2018		$10.74	$0.19	$(0.39)	$(0.20)	$(0.19)	$(0.04)	$(0.23)	$10.31	(1.86)%	$1,026	0.48%		0.57%		1.81%	13%
2017		10.97	0.20	(0.17)	0.03	(0.20)	(0.06)	(0.26)	10.74	0.29	900	0.48		0.58		1.91	15
2016	^^	10.80	0.18	0.27	0.45	(0.18)	(0.10)	(0.28)	10.97	4.22	28	0.49	(1)	0.61	(1)	1.94	9
New Jersey Municipal Bond Fund
CLASS Y
2018		$10.53	$0.22	$(0.26)	$(0.04)	$(0.22)	$(0.02)	$(0.24)	$10.25	(0.37)%	$324	0.45%		0.56%		2.12%	10%
2017		10.68	0.23	(0.14)	0.09	(0.23)	(0.01)	(0.24)	10.53	0.83	292	0.45		0.58		2.18	13
2016	^^	10.45	0.20	0.25	0.45	(0.19)	(0.03)	(0.22)	10.68	4.38	20	0.45	(1)	0.61	(1)	2.22	8
New York Municipal Bond Fund
CLASS Y
2018		$10.91	$0.20	$(0.38)	$(0.18)	$(0.20)	$(0.02)	$(0.22)	$10.51	(1.58)%	$17,930	0.45%		0.57%		1.93%	15%
2017		11.05	0.22	(0.13)	0.09	(0.20)	(0.03)	(0.23)	10.91	0.86	16,765	0.45		0.58		1.98	9
2016	^^	10.84	0.17	0.24	0.41	(0.17)	(0.03)	(0.20)	11.05	3.89	50	0.45	(1)	0.61	(1)	1.86	15
Pennsylvania Municipal Bond Fund
CLASS Y
2018		$10.89	$0.21	$(0.36)	$(0.15)	$(0.21)	$—	$(0.21)	$10.53	(1.36)%	$677	0.48%		0.58%		2.01%	14%
2017		10.99	0.22	(0.11)	0.11	(0.21)	—	(0.21)	10.89	1.08	358	0.48		0.59		2.04	14
2016	^^	10.79	0.19	0.20	0.39	(0.19)	—	(0.19)	10.99	3.64	20	0.48	(1)	0.59	(1)	2.11	19
Tax-Advantaged Income Fund
CLASS Y
2018		$10.50	$0.45	$(0.14)	$0.31	$(0.44)	$(0.06)	$(0.50)	$10.31	3.05%	$93,598	0.61%		0.84%		4.39%	41%
2017		10.69	0.46	(0.20)	0.26	(0.45)	—	(0.45)	10.50	2.63	79,823	0.61		0.84		4.47	52
2016		10.00	0.44	0.68	1.12	(0.43)	—	(0.43)	10.69	11.40	43,599	0.62	(1)	0.84	(1)	4.18	24
2015	(2)	10.14	0.17	(0.17)	—	(0.14)	—	(0.14)	10.00	(0.05)	8,986	0.61		1.33		4.94	22

* Per share calculations were performed using average shares.

† Total Return and Portfolio Turnover Rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

70

SEI / PROSPECTUS

‡ The expense ratio includes Trustee fees that are not subject to any voluntary or reimbursement agreement. Had the fees been excluded, the expense ratios would have been equal to, or less than, the expense cap ratio.

(1) The expense ratio includes proxy expenses outside the cap.

(2) Commenced operations on May 1, 2015. All ratios for the period have been annualized.

^ Amount represents less than $0.01 per share.

^^ Commenced operations on October 30, 2015. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

71

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated December 31, 2018 includes more detailed information about SEI Tax Exempt Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone: Call 1-800-DIAL-SEI
By Mail: Write to the Funds at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet: The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Fund's Website at www.seic.com/fundprospectuses. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Tax Exempt Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may request documents by mail from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Tax Exempt Trust's Investment Company Act registration number is 811-03447.

SEI-F-183 (12/18)

SEIC.COM

STATEMENT OF ADDITIONAL INFORMATION

SEI TAX EXEMPT TRUST

Class F Shares	Class Y Shares
Intermediate-Term Municipal Fund (SEIMX)
Short Duration Municipal Fund (SUMAX)
California Municipal Bond Fund (SBDAX)
Massachusetts Municipal Bond Fund (SMAAX)
New Jersey Municipal Bond Fund (SENJX)
New York Municipal Bond Fund (SENYX)
Pennsylvania Municipal Bond Fund (SEPAX)
Tax-Advantaged Income Fund (SEATX)	Intermediate-Term Municipal Fund (SINYX)
Short Duration Municipal Fund (SHYMX)
California Municipal Bond Fund (SCYYX)
Massachusetts Municipal Bond Fund (SMSYX)
New Jersey Municipal Bond Fund (SNJYX)
New York Municipal Bond Fund (SNYYX)
Pennsylvania Municipal Bond Fund (SPAYX)
Tax-Advantaged Income Fund (STAYX)

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Investment Sub-Advisers:

BNY Mellon Asset Management North America
  Corporation
Delaware Investments Fund Advisers, a series of
  Macquarie Investment Management
  Business Trust
Neuberger Berman Investment Advisers LLC
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.
Wells Capital Management Incorporated
Western Asset Management Company

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Tax Exempt Trust (the "Trust") and should be read in conjunction with the Trust's Prospectuses relating to Class F shares of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund; and Class Y shares of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Tax-Advantaged Income Fund (the "Prospectuses"), each dated December 31, 2018. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended August 31, 2018, including notes thereto and the report of the Independent Registered Public Accounting Firm thereon, are herein incorporated by reference from the Trust's 2018 Annual Report. A copy of the 2018 Annual Report must accompany the delivery of this Statement of Additional Information.

December 31, 2018

SEI-F-043 (12/18)

TABLE OF CONTENTS

THE TRUST	S-1
INVESTMENT OBJECTIVES AND POLICIES	S-1
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-7
California Investment	S-8
Commercial Paper	S-8
Derivatives	S-8
Equity Securities	S-8
Fixed Income Securities	S-9
Futures Contracts and Options on Futures Contracts	S-11
Illiquid Securities	S-13
Interfund Lending and Borrowing Arrangements	S-13
Investment Companies	S-14
Massachusetts Investment	S-14
Municipal Securities	S-14
New Jersey Investment	S-15
New York Investment	S-16
Non-Diversification	S-16
Non-Publicly Traded Securities and Private Placements	S-16
Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-16
Pennsylvania Investment	S-17
Puerto Rico Investment	S-17
Quantitative Investing	S-17
Repurchase Agreements	S-18
Restricted Securities	S-18
Risks of Cyber Attacks	S-18
Standby Commitments and Put Transactions	S-19
Swaps, Caps, Floors, Collars and Swaptions	S-19
U.S. Government Securities	S-22
Variable and Floating Rate Instruments	S-22
When-Issued and Delayed Delivery Securities	S-22
INVESTMENT LIMITATIONS	S-23
STATE SPECIFIC DISCLOSURE	S-27
THE ADMINISTRATOR AND TRANSFER AGENT	S-30
THE ADVISER AND SUB-ADVISERS	S-32
DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING	S-51
SECURITIES LENDING ACTIVITY	S-52
TRUSTEES AND OFFICERS OF THE TRUST	S-52
PROXY VOTING POLICIES AND PROCEDURES	S-61
DETERMINATION OF NET ASSET VALUE	S-62
PURCHASE AND REDEMPTION OF SHARES	S-62
TAXES	S-63
PORTFOLIO TRANSACTIONS	S-71
PORTFOLIO TURNOVER	S-74
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-74
DESCRIPTION OF SHARES	S-75
LIMITATION OF TRUSTEES' LIABILITY	S-75
CODES OF ETHICS	S-76
VOTING	S-76
SHAREHOLDER LIABILITY	S-76
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-76
CUSTODIAN	S-82
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-82
LEGAL COUNSEL	S-82
APPENDIX A—DESCRIPTION OF RATINGS	A-1

December 31, 2018

THE TRUST

General. SEI Tax Exempt Trust (the "Trust") is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated March 15, 1982. The Amended and Restated Agreement and Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares. Shareholders may purchase shares in certain funds through separate classes. Various share classes may be offered, which provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, distribution fees, dividends and certain voting rights. Except for differences among the classes pertaining to various expenses, each share of each fund represents an equal proportionate interest in that fund with each other share of that fund.

This Statement of Additional Information ("SAI") relates to the following funds: Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds (each, a "Fund" and collectively, the "Funds"), including any different classes of the Funds. Except for differences between the Class F and Class Y shares of any Fund pertaining to distribution, shareholder servicing and administrative servicing plans, transfer agency costs or other related class expenses and voting rights and/or dividends, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

INVESTMENT OBJECTIVES AND POLICIES

INTERMEDIATE-TERM MUNICIPAL FUND—The Fund's investment objective is to seek the highest level of income exempt from federal income tax as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes and commercial paper, based upon opinions from bond counsel for the issuers. The issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. The Fund may invest up to 20% of its assets in taxable debt securities for defensive purposes or when sufficient tax-exempt securities considered appropriate by the Fund's investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser"), or the Fund's investment sub-advisers (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") are not available for purchase.

The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies to manage the Fund's portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio and, in doing so, may invest up to 5% of the Fund's assets in closed-end bond funds. The Sub-Advisers and, to the extent applicable, SIMC select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) municipal bonds rated BBB- or better by Standard and Poor's Rating Group ("S&P"), Baa3 or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Fitch, Inc. ("Fitch");

(ii) municipal notes rated at least SP-1 by S&P, MIG-1/VMIG-1 by Moody's or F2 by Fitch; and (iii) tax-exempt commercial paper rated at least A-1 by S&P, Prime-1 by Moody's or F2 by Fitch. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in lower-rated or non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) or unrated municipal securities determined to be of comparable credit quality. SIMC may also directly invest up to 5% of the Fund's assets in municipal closed-end bond funds. The Fund may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

There could be economic, business or political developments that affect all municipal securities of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Accordingly, the Fund will not invest more than 25% of its assets in: (a) municipal securities whose issuers are located in the same state; or (b) municipal securities the interest on which is derived from revenues of similar type projects. This restriction does not apply to municipal securities in any of the following categories: (i) public housing authorities; (ii) general obligations of states and localities; (iii) state and local housing finance authorities; or (iv) municipal utilities systems.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Sub-Advisers determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

SHORT DURATION MUNICIPAL FUND—The Fund's investment objective is to seek a high level of income exempt from federal income taxes consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal income tax, including, but not limited to, municipal bonds, notes, variable rate demand notes and commercial paper, based upon opinions from bond counsel for the issuers. The issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. The Fund may invest up to 20% of its assets in debt securities subject to federal income tax and the alternative minimum tax. The Fund may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund uses one or more Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers select securities based on their views on the future direction of interest rates and the shape of the yield curve, as well as their views on credit quality and sector allocation issues. Where possible, the Sub-Advisers will attempt to acquire securities that are underpriced relative to other eligible securities. The Sub-Advisers will strive to maintain a portfolio duration of three years or less. Duration is a weighted average term-to-maturity of the security's cash flow. The weights are the present values of each cash flow as a percentage of the present value of all cash flows (i.e., the weights are the present value of each cash flow as a percentage of the bond's full price).

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal securities, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's Sub-Advisers: (i) municipal bonds rated BBB- or better by S&P, Baa3 or better by Moody's, or BBB or better by Fitch; (ii) municipal notes rated at least SP-2 by S&P, MIG-2/VMIG-2 by Moody's or F2 by Fitch; and (iii) tax-exempt commercial paper rated at least A-2 by S&P, Prime-2 by Moody's or F2 by Fitch. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Advisers, as applicable, will review the situation and take appropriate action with regard to the securities.

The Fund also may invest in other securities and use investment strategies and techniques included in the section titled "Description of Permitted Investments and Risk Factors."

CALIFORNIA MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from federal and California state income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from federal and California state income taxes ("California Securities"), including, but not limited to, municipal bonds, notes and commercial paper. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. However, the Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and California state income tax. California Securities constitute municipal obligations of the State of California and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Sub-Adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable securities as described below.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Fund's Sub-Adviser: (i) municipal bonds rated BBB- or better by S&P, Baa3 or better by Moody's, or BBB or better by Fitch; (ii) municipal notes rated at least SP-1 by S&P, MIG-1/VMIG-1 by Moody's or F2 by Fitch; and (iii) tax-exempt commercial paper rated at least A-1 by S&P, Prime-1 by Moody's or by F2 by Fitch. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and, may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Sub-Adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

MASSACHUSETTS MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from both federal and Massachusetts state income taxes ("Massachusetts Securities"), including, but not limited to, municipal bonds, notes and commercial paper. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. However, the Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Massachusetts state income tax. Massachusetts Securities constitute municipal obligations of the Commonwealth of Massachusetts and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Sub-Adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable securities as described below.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) municipal bonds rated BBB- or better by S&P, Baa3 or better by Moody's, or BBB or better by Fitch; (ii) municipal notes rated at least SP-1 by S&P, MIG-1/VMIG-1 by Moody's or F2 by Fitch; and (iii) tax-exempt commercial paper rated at least A-1 by S&P, Prime-1 by Moody's or F2 by Fitch. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and, may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Sub-Adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW JERSEY MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from both federal and New Jersey state income taxes ("New Jersey Securities"), including, but not limited to, municipal bonds, notes and commercial paper. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. However, the Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New Jersey state income tax. New Jersey Securities constitute municipal obligations of the State of New Jersey and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Sub-Adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable securities as described below.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) municipal bonds rated BBB- or better by S&P, Baa3 or better by Moody's, or BBB or better by Fitch; (ii) municipal notes rated at least SP-1 by S&P, MIG-1/VMIG-1 by Moody's or F2 by Fitch; and (iii) tax-exempt commercial paper rated at least A-1 by S&P, Prime-1 by Moody's or F2 by Fitch. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and, may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Sub-Adviser determine that market conditions so warrant, the Fund can maintain an average weighted maturity of less than three years.

NEW YORK MUNICIPAL BOND FUND—The Fund's investment objective is to seek the highest level of current income exempt from federal and New York state and city income taxes as is consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from both federal and New York state and city income taxes ("New York Securities"), including, but not limited to, municipal bonds, notes and commercial paper. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. However, the Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and New York state and city income taxes. New York Securities constitute municipal obligations of the State of New York and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Sub-Adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable securities as described below.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) municipal bonds rated BBB- or better by S&P, Baa3 or better by Moody's, or BBB or better by Fitch; (ii) municipal notes rated at least SP-1 by S&P, MIG-1/VMIG-1 by Moody's or F2 by Fitch; and (iii) tax-exempt commercial paper rated at least A-1 by S&P, Prime-1 by Moody's or F2 by Fitch. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the "Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund will typically maintain a dollar-weighted average portfolio maturity of three to ten years. However, when SIMC and the Fund's Sub-Adviser determine that market conditions so warrant, the Fund can maintain an average-weighted maturity of less than three years.

PENNSYLVANIA MUNICIPAL BOND FUND—The Fund's investment objective is to provide current income exempt from federal and Pennsylvania state income taxes consistent with the preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

As a fundamental policy, the Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade municipal securities that pay interest that is exempt from both federal and Pennsylvania state income taxes ("Pennsylvania Securities"), including, but not limited to, municipal bonds, notes and commercial paper. Under normal circumstances, the Fund will invest at least 90% (and intends to invest 100%) of its net assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. However, the Fund may, to a limited extent, invest in securities subject to the alternative minimum tax or in debt securities subject to federal and Pennsylvania state income tax. Pennsylvania Securities constitute municipal obligations of the Commonwealth of Pennsylvania and its political subdivisions or municipal authorities, as well as municipal obligations issued by territories or possessions of the United States, such as Puerto Rico. In addition, for temporary defensive purposes when, in the opinion of SIMC or the Sub-Adviser, such securities are not readily available or of sufficient quality, the Fund can invest up to 100% of its assets in securities that pay interest that is exempt only from federal income taxes or in taxable securities as described below.

The Fund uses a Sub-Adviser to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Adviser selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, the Sub-Adviser will attempt to acquire securities that are underpriced relative to other eligible securities.

The Fund may, with respect to at least 80% of its net assets (plus the amount of any borrowings for investment purposes), purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating or, if not rated, are of comparable quality as determined by the Sub-Adviser: (i) municipal bonds rated BBB- or better by S&P, Baa3 or better by Moody's, or BBB or better by Fitch; (ii) municipal notes rated at least SP-1 by S&P, MIG-1/VMIG-1 by Moody's or F2 by Fitch; and (iii) tax-exempt commercial paper rated at least A-1 by S&P, Prime-1 by Moody's or F2 by Fitch. See the description of "Investment Grade Fixed Income Securities" under "Fixed Income Securities" in the

"Description of Permitted Investments and Risk Factors" section of this SAI, as well as the "Description of Ratings" in Appendix A of this SAI, for information about ratings. In the event that municipal obligations owned by the Fund become less than the prescribed investment quality, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the securities. In addition, the Fund may invest up to 20% of its net assets in non-investment grade municipal securities (i.e., municipal securities that are rated below the requisite ratings described above) and may also invest, to a limited extent, in interest rate swaps in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

The Fund will typically maintain a dollar-weighted average portfolio maturity of seven years or less. Each security purchased will typically have an average maturity of no longer than fifteen years.

TAX-ADVANTAGED INCOME FUND—The Fund's investment objective is to provide the highest level of income possible in a tax efficient manner. There can be no assurance that the Fund will achieve its investment objective.

The Fund will invest, under normal circumstances, at least 50% of its net assets in municipal securities, such as bonds, that pay interest that is exempt from federal income taxes, including the alternative minimum tax. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, as well as in Puerto Rico and other U.S. territories and possessions. The Fund may invest more than 25% of its total assets in bonds of issuers in California and New York. Under most market conditions, a large percentage of the municipal securities in which the Fund invests will be below investment grade (junk bonds), but the Fund, without limitation, may invest in higher rated municipal securities. The Fund may also invest in securities whose interest is subject to the alternative minimum tax. To a lesser extent, the Fund will also invest in a full range of preferred stock with an emphasis on preferred securities that, at the time of issuance, are eligible to pay dividends that qualify for certain favorable tax treatment, such as dividends that are treated as qualified dividend income and the dividend received deduction (in each instance, provided certain requirements and holding periods are satisfied).

The amount invested in preferred stocks at any one time will depend on the attractiveness of the after-tax income stream produced by the preferred securities and will be less than 50% of the Fund's assets. It is possible that the Fund could own no preferred securities if municipal securities produce a higher yield on an after-tax basis. In addition, the Fund may invest in convertible securities, securities eligible for resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), and other private placements, debt securities subject to federal income tax, common stock and open and closed-end funds. Up to 5% of the Fund's assets may be invested in municipal closed-end bond funds. Although the Fund may invest a portion of its assets in securities other than municipal and preferred securities, the Fund will seek to purchase securities that generate income eligible for preferential tax treatment in the hands of shareholders. The Fund may also invest, to a limited extent, in interest rate swaps and futures contracts in an effort to hedge the risk associated with its current investments in fixed income assets in response to changes in interest rates.

Each Sub-Adviser and, to the extent applicable, SIMC selects securities based on its view on the future direction of interest rates and the shape of the yield curve, as well as its views on credit quality and sector allocation issues. Where possible, each Sub-Adviser and, to the extent applicable, SIMC will attempt to acquire securities that are underpriced relative to other eligible securities. Each Sub-Adviser and, to the extent applicable, SIMC will strive to maintain a duration of four to eleven years for the Fund's entire portfolio. The Fund may invest in securities subject to the alternative minimum tax or in taxable debt securities.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices of the Funds, including those discussed in the applicable Prospectus and the Funds' "Investment Objectives and Policies" section of this SAI and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of SIMC or the Fund's Sub-Adviser, as applicable, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or the Fund's Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

CALIFORNIA INVESTMENT—Each of the California Municipal Bond and Tax-Advantaged Income Funds' performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers. Developments in California may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by California and its municipalities, it is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall California municipal market. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California's governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. Although California's economy is broad, it has major concentrations in certain industries and may be sensitive to economic problems affecting those industries. Economic activity may be more cyclical in California than in some other states or in the nation as a whole. From time to time the State of California and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of California municipal securities. In addition, investments in California municipal securities may be affected by natural disasters, such as earthquakes or wildfires, which could impair an issuer's ability to pay principal and/or interest on its obligations.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance generally not exceeding 270 days. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.

DERIVATIVES—In an attempt to reduce systemic and counterparty risks associated with over-the-counter ("OTC") derivatives transactions, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") requires that a substantial portion of OTC derivatives be executed in regulated markets and submitted for clearing to regulated clearinghouses. The Commodities Futures Trading Commission ("CFTC") also requires a substantial portion of derivative transactions that have historically been executed on a bilateral basis in the OTC markets to be executed through a regulated swap execution facility or designated contract market. The Securities and Exchange Commission ("SEC") is expected to impose a similar requirement with respect to security-based swaps. Such requirements could limit the ability of the Funds to invest or remain invested in derivatives and may make it more difficult and costly for investment funds, including the Funds, to enter into highly tailored or customized transactions. They may also render certain strategies in which a Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Further, fluctuations in the value of equity securities in which the Tax-Advantaged Income Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases and sells equity securities in various ways, including through recognized foreign exchanges, registered exchanges in the U.S. or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields that are higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. Such securities may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the yield or value of the securities or the yield or value of the Fund's shares.

The current interest rates on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a five-year duration, it will decrease in value by approximately 5% if interest rates rise 1% and increase in value by approximately 5% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility. Longer-term securities in which a portfolio may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is typically more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO or, if not rated, are determined to be of comparable quality by SIMC or the Fund's Sub-Adviser, as applicable (see "Appendix A—Description of Ratings" for a description of the bond rating categories of several NRSROs). Ratings of each NRSRO represent its opinion of the safety of principal and interest payments, not the market risk, of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics and also have speculative characteristics. Securities rated Baa3 or higher by Moody's or BBB- or higher by S&P are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, SIMC or the Fund's Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the security.

Lower-Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (known as "credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as "market risk"). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for a Fund to sell these securities or, a Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating a Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the Fund's exposure to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may adversely affect a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

A Fund may use also invest in Treasury futures, interest rate futures, interest rate swaps, and interest rate swap futures. A Treasury futures contract involves an obligation to purchase or sell Treasury securities at a future date at a price set at the time of the contract. The sale of a Treasury futures contract creates an obligation by the Fund to deliver the amount of certain types of Treasury securities called for in the contract at a specified future time for a specified price. A purchase of a Treasury futures contract creates an obligation by the Fund to take delivery of an amount of securities at a specified future time at a specific price. Interest rate futures can be sold as an offset against the effect of expected interest rate increases and purchased as an offset against the effect of expected interest rate declines. Interest rate swaps are an agreement between two parties where one stream of future interest rate payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to a particular interest rate. Interest rate swap futures are instruments that provide a way to gain swap exposure and the structure features of a futures contract in a single instrument. Swap futures are futures contracts on interest rate swaps that enable purchasers to cash settle at a future date at the price determined by the benchmark rate at the end of a fixed period.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the CFTC. Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and are therefore not subject to registration or regulation as a pool operator under the Commodity Exchange Act or the National Futures Association. A Fund may use futures contracts and related options for either hedging, risk management or other purposes, as permitted by its respective stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the Investment Company Act of 1940, as amended (the "1940 Act"). A Fund may "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may enter into agreements with broker-dealers which require the broker-dealers to accept physical settlement for certain futures contracts. If this occurs, the Fund would treat the futures contract as being cash-settled for purposes of determining the Fund's coverage requirements.

A Fund may "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures contracts, including those discussed in the Prospectuses, as well as the following: (i) the success of a hedging strategy may depend on SIMC's or the Fund's Sub-Adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (each member, a "Trustee" and collectively, the "Trustees" or the "Board"). Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, SIMC or the Fund's Sub-Adviser, as applicable, determines the liquidity of a Fund's investments. In determining liquidity, SIMC or the Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with existing or future investment companies registered under the 1940 Act that are advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the "Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the "Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds' Board of Trustees. In addition, the Program is subject to oversight and periodic review by the SEI Funds' Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and real estate investment trusts ("REITs"), represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market at a premium or discount to their net asset value.

Generally, the federal securities laws limit the extent to which investment companies can invest in securities of other investment companies subject to certain statutory, regulatory and other exceptions. For example, an investment company is generally prohibited under Section 12(d)(1)(A) of the 1940 Act from acquiring the securities of another investment company if, as a result of such acquisition: (i) the acquiring investment company would own more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the acquiring investment company's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the acquiring investment company, subject to certain statutory, regulatory and other exceptions. Pursuant to Rule 12d1-1 under the 1940 Act, the Funds may invest in one or more affiliated or unaffiliated investment companies that comply with Rule 2a-7 under the 1940 Act (to the extent required by rule 12d-1), in excess of the limits of Section 12d(1)(A) of the 1940 Act. A fund may invest in such Rule 2a-7 compliant investment companies for cash management purposes and to serve as collateral for derivatives positions. When a Fund invests in an affiliated or unaffiliated investment company, it will bear a pro rata portion of the investment company's expenses in addition to directly bearing the expenses associated with its own operations.

A Fund may invest in investment companies managed by SIMC or the Fund's Sub-Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

MASSACHUSETTS INVESTMENT—The Massachusetts Municipal Bond Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers. Developments in Massachusetts may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Massachusetts and its municipalities, it is more vulnerable to unfavorable developments in Massachusetts than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Massachusetts municipal market. Economic activity may be more cyclical in Massachusetts than in some other states or in the nation as a whole. From time to time the Commonwealth of Massachusetts and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Massachusetts municipal securities.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. The Funds may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from federal income tax. Municipal bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal leases. Information regarding illiquid securities is provided under the section "Illiquid Securities" above.

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

SIMC and/or the Sub-Adviser, as applicable, relies on the opinion of the issuer's counsel, which is rendered at the time the security is issued, to determine whether the security is fit, with respect to its validity and tax status, to be purchased by a Fund. SIMC, the Sub-Advisers and the Funds do not guarantee this opinion is correct, and there is no assurance that the Internal Revenue Service ("IRS") will agree with such counsel's opinion.

NEW JERSEY INVESTMENT—The New Jersey Municipal Bond Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers. Developments in New Jersey may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by New Jersey and its municipalities, it is more vulnerable to unfavorable developments in New Jersey than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New Jersey municipal market. Economic activity may be more cyclical in New Jersey than in some other states or in the nation as a whole. From time to time the State of New Jersey and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New Jersey municipal securities.

NEW YORK INVESTMENT—Each of the New York Municipal Bond and Tax-Advantaged Income Funds' performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers. Developments in New York may adversely affect the securities held by the Funds. Because each Fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall New York municipal market. Additionally, as the nation's financial capital, New York's economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states. Economic activity may be more cyclical in New York than in some other states or in the nation as a whole. From time to time the State of New York and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of New York municipal securities.

NON-DIVERSIFICATION—The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified investment companies as defined in the 1940 Act, which means that a relatively high percentage of each Fund's assets may be invested in the obligations of a limited number of issuers. The value of shares of each Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. However, each of the aforementioned Funds intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which generally requires that the Fund be diversified (i.e., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

NON-PUBLICLY TRADED SECURITIES AND PRIVATE PLACEMENTS—The Funds may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, a fund may be required to bear the expenses of registration.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include unfavorable future political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and can normally be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, time deposits earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities" above.

PENNSYLVANIA INVESTMENT—The Pennsylvania Municipal Bond Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers. Developments in Pennsylvania may adversely affect the securities held by the Fund. Because the Fund invests primarily in securities issued by Pennsylvania and its municipalities, it is more vulnerable to unfavorable developments in Pennsylvania than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Pennsylvania municipal market. Economic activity may be more cyclical in Pennsylvania than in some other states or in the nation as a whole. From time to time the Commonwealth of Pennsylvania and various of its agencies and instrumentalities and political subdivisions may experience significant financial difficulty. Market conditions may also impact the liquidity and valuation of Pennsylvania municipal securities.

PUERTO RICO INVESTMENT—To the extent a Fund invests in Puerto Rico municipal securities, the Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Funds. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

QUANTITATIVE INVESTING—A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund may enter into "tri-party" repurchase agreements. In "tri-party" repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of SIMC or the Fund's Sub-Adviser, as applicable, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the 1933 Act, or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by SIMC or the Fund's Sub-Advisers pursuant to guidelines adopted by the Board. Under these guidelines, SIMC or the Tax-Advantaged Income Fund's Sub-Advisers will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, SIMC or the Fund's Sub-Advisers intend to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(a)(2) and commercial paper issued in reliance on an exemption from registration under Section 4(a)(2) of the 1933 Act.

RISKS OF CYBER ATTACKS—As with any entity that conducts business through electronic means in the modern marketplace, the Funds, and their service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Funds and their service providers use to service the Funds' operations, operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers, or various other forms of cyber security breaches. Cyber attacks affecting a Fund, SIMC or any of the Sub-Advisers, the Fund's distributor, custodian, transfer agent, or any other of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate its net asset values, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund's investment in such companies to lose value. There can be no assurance that the Funds, the Funds' service providers, or the issuers of the securities in which the Funds invest will not suffer losses relating to cyber attacks or other information security breaches in the future. A Fund may also experience losses due to systems failures or inadequate system back-up or procedures at the brokerage firm(s) carrying the Fund's positions.

STANDBY COMMITMENTS AND PUT TRANSACTIONS—The Funds may purchase securities at a price that would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions that SIMC or the Sub-Adviser, as applicable, believes present minimum credit risks, and SIMC or the Sub-Adviser, as applicable, would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, such as to maintain Fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds will consider "maturity" to be the first date on which they have the right to demand payment from the writer of the put (although the final maturity of the security is later than such date).

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are centrally-cleared or OTC derivative products in which two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, securities, instruments, assets or indexes. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as the London Interbank Offered Rate or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks, including settlement risk, non-business day risk, the risk that trading hours may not align, and the risk of market disruptions and restrictions due to government action or other factors.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly. For example, credit default swaps would increase credit risk by providing a Fund with exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap. Credit default swaps may in some cases be illiquid. Furthermore, the definition of a "credit event" triggering the seller's payment obligations under a credit default swap may not encompass all of the circumstances in which the buyer may suffer credit-related losses on an obligation of a referenced entity.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund)

and any accrued but unpaid net amounts owed to a swap counterparty will be "covered" as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in OTC markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness, in addition to other risks discussed in this SAI and in the Prospectuses. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, a Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

The swap market is a relatively new market for which regulations are still being developed. The Dodd-Frank Act has substantially altered and increased the regulation of swaps. Swaps are broadly defined in the Dodd-Frank Act, CFTC rules and SEC rules, and also include commodity options and non-deliverable forwards. Additionally, the Dodd-Frank Act divided the regulation of swaps between commodity swaps (such as swaps on interest rates, currencies, physical commodities, broad based stock indexes, and broad based credit default swap indexes), regulated by the CFTC, and security based swaps (such as equity swaps and single name credit default swap), regulated by the SEC. The CFTC will determine which categories of swaps will be required to be traded on regulated exchange-like platforms, such as swap execution facilities, and which will be required to be centrally cleared. Cleared swaps must be cleared through futures commission merchants registered with the CFTC, and such futures commission merchants will be required to collect margin from customers for such cleared swaps. Additionally, all swaps are subject to reporting to a swap data repository. Dealers in swaps are required to register with the CFTC as swap dealers and are required to comply with extensive regulations regarding their external and internal business conduct practices, regulatory capital requirements, and rules regarding the holding of counterparty collateral. The SEC will be adopting parallel regulatory requirements applicable to security based swaps.

Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, may limit or restrict their use by the Fund, otherwise adversely affect their performance or disrupt markets. It is possible that developments in the swap market, including potential additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("GNMA"), the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

Receipts. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest neither extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indexes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis, including "TBA" (to be announced) basis, transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to the settlement date. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value of these securities at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if SIMC or the Sub-Adviser, as applicable, deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The percentage limitations (except for the limitation on borrowing) set forth below will apply at the time of the purchase of a security, and shall not be violated unless an excess or deficiency occurs, immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund that cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting if more than 50% of the total outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's total outstanding shares, whichever is less.

A Fund may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following non-fundamental policies apply to the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Tax-Advantaged Income Funds. These non-fundamental policies may be changed by the Board without shareholder approval.

A Fund may not:

  1.  Solely with respect to the Tax-Advantaged Income Fund, with respect to 75% of its assets, (i) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the voting securities of any one issuer.

  2.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  3.  Invest in companies for the purpose of exercising control.

  4.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving derivatives contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  5.  Purchase securities that are not readily marketable if, in the aggregate, more than 15% of the Fund's total assets would be invested in such securities as a result of such purchase.

  6.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its total assets would be invested in illiquid securities.

  7.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  8.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  9.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  10.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  11.  Purchase or sell real estate, physical commodities or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  12.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

  13.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

The following non-fundamental policies apply to the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds. These non-fundamental policies may be changed by the Board without shareholder approval. It is a non-fundamental policy of the Intermediate-Term Municipal and Pennsylvania Municipal Bond Funds to abide by the maturity restrictions and to invest solely in the permitted investments described in this SAI and in their respective prospectuses.

A Fund may not:

  1.  With respect to 75% of its assets, (i) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the voting securities of any one issuer.

  2.  Purchase any securities that would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Funds, in excess of 5% of their total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

  4.  Purchase securities of other investment companies, except that the Fund may only purchase securities of money market funds, as permitted by the 1940 Act and the rules and regulations thereunder.

  5.  Make loans, except that each Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 15% of the Intermediate-Term Municipal Fund's net assets or 5% of the Pennsylvania Municipal Bond Fund's net assets.

  6.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by a Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  7.  Invest in companies for the purpose of exercising control.

  8.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

  9.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  10.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this SAI or as permitted by rule, regulation or order of the SEC.

  11.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except as permitted by this SAI.

  12.  Invest in interests in oil, gas or other mineral exploration or development programs.

  13.  Invest more than 25% of total assets in issuers within the same state or similar type projects (except in specified categories). For the Pennsylvania Municipal Bond Fund, this limitation does not apply to the extent stated in its investment objective and policies.

The following non-fundamental policies apply to the Short Duration Municipal Fund. These non-fundamental policies may be changed by the Board without approval of a majority of Fund shareholders.

The Fund may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder.

  5.  Purchase or hold illiquid securities, if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6.  With respect to 75% of its total assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this industry concentration limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in the same industry.

  8.  Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  10.  Purchase or sell real estate, physical commodities or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate

(including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  11.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate to the extent permitted by the 1940 Act. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board.

STATE SPECIFIC DISCLOSURE

The following are brief summaries of state risk factors associated with investing in municipal debt obligations of California, Massachusetts, New Jersey, New York and Pennsylvania issuers. It does not represent a complete analysis of every risk factor that may affect debt obligations of these issuers, and information provided herein is subject to change rapidly, substantially, and without notice and may not be current. This summary is based on a sampling of documents from public sources. The Funds have not independently verified this information and have no obligation to update it during the year.

Special Considerations Relating to California Municipal Securities

The ability of issuers to pay interest on, and repay principal of, California municipal securities may be affected by: (1) amendments to the California Constitution and related statutes that limit the taxing and spending authority of California government entities, and related civil actions; (2) a wide variety of California laws and regulations; and (3) the general financial condition of the State of California.

There could be economic, business or political developments that affect all municipal securities of a similar type. To the extent that a significant portion of the California Municipal Bond Fund's assets are invested in municipal securities payable from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested. Moreover, in seeking to attain its investment objective, the Fund may invest all or any part of its assets in municipal securities that are industrial development bonds.

California Risk Factors. The California Municipal Bond Fund will have considerable investments in California municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of California obligations than a mutual fund that does not have as great a concentration in California municipal obligations. An investment in the Fund will be affected by the many factors that affect the financial condition of the State of California. For example, financial difficulties of the state, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors that may affect the Fund.

Special Considerations Relating to Massachusetts Municipal Securities

Massachusetts Risk Factors. The Massachusetts Municipal Bond Fund will have considerable investments in Massachusetts municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Massachusetts obligations than a mutual fund that does not have as great a concentration in Massachusetts municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Massachusetts. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors that may affect the Fund.

Special Considerations Relating to New Jersey Municipal Securities

New Jersey Risk Factors. The New Jersey Municipal Bond Fund will have considerable investments in New Jersey municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of New Jersey obligations than a mutual fund that does not have as great a concentration in New Jersey municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the state of New Jersey. For example, financial difficulties of the state, its counties, municipalities and school districts that hinder efforts to borrow and credit ratings are factors that may affect the Fund.

Special Considerations Relating to New York Municipal Securities

Revenues and Expenditures. New York's governmental funds receive a majority of their revenues from taxes levied by the state. Investment income, fees and assessments, abandoned property collections and other varied sources supply the balance of the receipts for these funds. New York's major expenditures are grants to local governments.

New York Risk Factors. The New York Municipal Bond Fund's concentration in investments in New York municipal securities involves greater risk than if its investments were more diversified. These risks result from: (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial condition of the State of New York; and (3) a variety of New York laws and regulations that may affect, directly or indirectly, New York municipal securities. The ability of issuers of municipal securities to pay interest on, or repay principal of, municipal securities may be impaired as a result. The Fund's yield and share price are sensitive to political and economic developments within the State of New York and to the financial condition of the State, its public authorities and political subdivisions, particularly the City of New York. In the recent past, both the State and the City experienced financial difficulties related to poor economic performance and recurring deficits. The State's credit standing has been reduced, and its ability to provide assistance to its public authorities and political subdivisions could be impaired.

New York City. The fiscal health of the state is closely related to the fiscal health of its localities, particularly New York City, which has required significant financial assistance from the state in the recent past.

Special Considerations Relating to Pennsylvania Municipal Securities

Revenues and Expenditures. The Constitution of Pennsylvania provides that operating budget appropriations may not exceed the estimated revenues and available surplus in the fiscal year for which funds are appropriated. Annual budgets are enacted for the Pennsylvania General Fund and for certain special revenue funds that represent the majority of expenditures of the Commonwealth. Pennsylvania's governmental funds receive a majority of their revenues from taxes levied by the Commonwealth. Interest earnings, licenses and fees, lottery ticket sales, liquor store profits, miscellaneous revenues, augmentations and federal government grants supply the balance of the receipts of these funds.

Pennsylvania Risk Factors. The Pennsylvania Municipal Bond Fund will have considerable investments in Pennsylvania municipal obligations. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Pennsylvania obligations than a mutual fund that does not have as great a concentration in Pennsylvania municipal obligations.

An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors that may affect the Fund.

Local Government Debt. Local government in Pennsylvania consists of numerous individual units. Each unit is distinct and independent of other local units, although they may overlap geographically. There is extensive general legislation applying to local government. Municipalities may also issue revenue obligations without limit and without affecting their general obligation borrowing capacity if the obligations are projected to be paid solely from project revenues. Municipal authorities and industrial development authorities are also widespread in Pennsylvania.

Special Considerations Relating to Puerto Rico Municipal Securities

Certain of the Funds may have considerable investments in Puerto Pico municipal obligations. As a result, these Funds will be more susceptible to factors that adversely affect issuers of Puerto Rico obligations than a mutual fund that does not have as great an investment in Puerto Rico municipal obligations.

An investment in a Fund with considerable investments in Puerto Rico municipal obligations will be affected by the many factors that affect the financial condition of the Commonwealth of Puerto Rico. For example, financial difficulties of Puerto Rico and its municipalities and school districts that hinder efforts to borrow and credit ratings are factors that may affect the Funds.

Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico's municipal issuers, are likely to affect each Fund's performance.

The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico's economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico's economy relative to other economies that depend less on tourism.

General Considerations Relating to State Specific Municipal Securities

With respect to municipal securities issued by a state and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the state's legislature in regards to the state's personal income tax status of interest on such obligations or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of a state's municipal securities for investment by a Fund and the value of a Fund's investments.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds (the "Transfer Agent"). SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and Transfer Agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including affiliates, who provide such services. Such services generally include, but are not limited to:

•  maintaining books and records related to a Fund cash and position reconciliations, and portfolio transactions;

•  preparation of financial statements and other reports for the Funds;

•  calculating the net asset value of the Funds in accordance with the Funds' valuation policies and procedures;

•  tracking income and expense accruals and processing disbursements to vendors and service providers;

•  providing performance, financial and expense information for registration statements and board materials;

•  providing certain tax monitoring and reporting;

•  providing space, equipment, personnel and facilities;

•  maintaining share transfer records;

•  reviewing account opening documents and subscription and redemption requests;

•  calculating and distributing required ordinary income and capital gains distributions; and

•  providing anti-money laundering program services.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (ii) by the Administrator on not less than 90 days' written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate daily net assets of the Trust and paid monthly by each Fund. Effective January 1, 2017, the annual rates are as set forth in the charts below:

For the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds:

Administration Fee
on the first $1.5 billion of Assets;	0.200%
on the next $500 million of Assets;	0.1775%
on the next $500 million of Assets;	0.1550%
on the next $500 million of Assets;	0.1325%
on Assets over $3 billion.	0.110%

For the Tax-Advantaged Income Fund:

Administration Fee
on the first $1.5 billion of Assets;	0.30%
on the next $500 million of Assets;	0.2550%
on the next $500 million of Assets;	0.210%
on the next $500 million of Assets;	0.1650%
on Assets over $3 billion.	0.120%

For the fiscal years ended August 31, 2016, 2017 and 2018, the following table shows: (i) the dollar amount of fees paid by each Fund to the Administrator; and (ii) the dollar amount of the Administrator's voluntary fee waiver and/or reimbursement for each Fund:

	Administration Fees Paid (000)			Administration Fees Waived or Reimbursed (000)
Fund	2016	2017	2018	2016	2017	2018
Intermediate-Term Municipal Fund	$3,795	$3,798	$3,877	$825	$182	$1,824
Short Duration Municipal Fund	$3,586	$3,008	$2,723	$735	$113	$1,382
California Municipal Bond Fund	$705	$698	$716	$122	$0	$180
Massachusetts Municipal Bond Fund	$143	$148	$153	$25	$0	$29
New Jersey Municipal Bond Fund	$258	$246	$242	$44	$0	$57
New York Municipal Bond Fund	$412	$403	$400	$71	$0	$100
Pennsylvania Municipal Bond Fund	$250	$293	$334	$0	$0	$76
Tax-Advantaged Income Fund	$3,360	$3,427	$3,676	$0	$373	$1,687

THE ADVISER AND SUB-ADVISERS

General. SIMC serves as investment adviser to the Funds. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC has approximately $193.69 billion in assets under management as of September 30, 2018.

Manager of Managers Structure. SIMC is the investment adviser to the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds and operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board, to hire, retain or terminate sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements. The Funds will notify shareholders in the event of any addition or change in the identity of their Sub-Advisers.

SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board, the Sub-Advisers to the Funds are generally responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers also are responsible for managing their employees who provide services to the Funds. Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets to the Sub-Advisers, monitors and evaluates the Sub-Advisers' performance and oversees Sub-Adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds.

Each Investment Advisory Agreement provides that SIMC or the Fund's Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement after the first two (2) years must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Investment Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or the Fund's Sub-Adviser, as applicable, or by SIMC or the Fund's Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory and Sub-Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at the annual rates set forth in the table below (shown as a percentage of the average daily net assets of each Fund). SIMC then pays the Sub-Advisers out of its contractual advisory fee for sub-advisory services provided to the Funds. The rates paid to each Sub-Adviser vary. The aggregate sub-advisory fees paid by SIMC for the fiscal year ended August 31, 2018 are set forth below as a percentage of the average daily net assets of each Fund.

Fund Name	Contractual Advisory Fee	Aggregate Sub-Advisory Fees Paid
Intermediate-Term Municipal Fund	0.33%	0.13%
Short Duration Municipal Fund	0.33%	0.12%
California Municipal Bond Fund	0.33%	0.16%
Massachusetts Municipal Bond Fund	0.33%	0.17%
New Jersey Municipal Bond Fund	0.33%	0.12%
New York Municipal Bond Fund	0.33%	0.12%
Pennsylvania Municipal Bond Fund	0.35%	0.12%
Tax-Advantaged Income Fund	0.50%	0.31%

SIMC pays each Sub-Adviser a fee out of its advisory fee. Sub-Advisory fees are based on a percentage of the average daily net assets managed by the applicable Sub-Adviser.

For the fiscal years ended August 31, 2016, 2017 and 2018, the following tables show: (i) the contractual advisory fees that SIMC is entitled to receive from each Fund; (ii) the dollar amount of SIMC's voluntary fee waivers; (iii) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (iv) the dollar amount of the fees retained by SIMC.

For the fiscal year ended August 31, 2018:

Fund Name	Contractual Advisory Fees (000)	Advisory Fees Waived (000)	Sub-Advisory Fees Paid (000)	Advisory Fees Retained by SIMC (000)
Intermediate-Term Municipal Fund	$6,587	$1,741	$2,621	$2,225
Short Duration Municipal Fund	$4,493	$1,137	$1,654	$1,702
California Municipal Bond Fund	$1,182	$215	$428	$539
Massachusetts Municipal Bond Fund	$253	$36	$91	$126
New Jersey Municipal Bond Fund	$399	$78	$144	$177
New York Municipal Bond Fund	$659	$129	$239	$291
Pennsylvania Municipal Bond Fund	$584	$92	$200	$292
Tax-Advantaged Income Fund	$6,127	$1,035	$3,741	$1,351

For the fiscal year ended August 31, 2017:

Fund Name	Contractual Advisory Fees (000)	Advisory Fees Waived (000)	Sub-Advisory Fees Paid (000)	Advisory Fees Retained by SIMC (000)
Intermediate-Term Municipal Fund	$5,975	$3,413	$2,375	$187
Short Duration Municipal Fund	$4,638	$2,738	$1,704	$196
California Municipal Bond Fund	$1,084	$429	$392	$263
Massachusetts Municipal Bond Fund	$230	$69	$84	$77
New Jersey Municipal Bond Fund	$382	$150	$140	$92
New York Municipal Bond Fund	$625	$246	$226	$153
Pennsylvania Municipal Bond Fund	$512	$157	$176	$179
Tax-Advantaged Income Fund	$5,711	$2,222	$3,489	$0

For the fiscal year ended August 31, 2016:

Fund Name	Contractual Advisory Fees (000)	Advisory Fees Waived (000)	Sub-Advisory Fees Paid (000)	Advisory Fees Retained by SIMC (000)
Intermediate-Term Municipal Fund	$5,218	$2,685	$2,077	$456
Short Duration Municipal Fund	$4,931	$2,847	$1,835	$249
California Municipal Bond Fund	$969	$334	$352	$283
Massachusetts Municipal Bond Fund	$197	$41	$71	$85
New Jersey Municipal Bond Fund	$354	$119	$128	$107
New York Municipal Bond Fund	$567	$189	$205	$173
Pennsylvania Municipal Bond Fund	$437	$128	$150	$159
Tax-Advantaged Income Fund	$5,601	$2,464	$3,137	$0

The Sub-Advisers.

BNY Mellon Asset Management North America Corporation—BNY Mellon Asset Management North America Corporation ("BNY Mellon," formerly known as Standish Mellon Asset Management Company LLC) serves as Sub-Adviser to the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. The firm is an independently operated indirect subsidiary of The Bank of New York Mellon Corporation.

DELAWARE INVESTMENTS FUND ADVISERS, A SERIES OF MACQUARIE INVESTMENT MANAGEMENT BUSINESS TRUST—Delaware Investments Fund Advisers ("DIFA"), a series of Macquarie Investment Management Business Trust ("MIMBT"), serves as a Sub-Adviser to a portion of the assets of the Intermediate-Term Municipal Fund. Sub-advisory services were transitioned from Delaware

Management Company ("DMC") to DIFA, an affiliate of DMC and a series of MIMBT, in May 2013. MIMBT is a subsidiary of Macquarie Management Holdings, Inc. ("MMHI"). MMHI is a subsidiary and subject to the ultimate control of Macquarie Group Limited ("Macquarie"). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. Neither DIFA nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of Banking Act of 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ("MBL"), a subsidiary of Macquarie and an affiliate of DIFA. MBL does not guarantee or otherwise provide assurance in respect of the obligations of that entity, unless noted otherwise.

NEUBERGER BERMAN INVESTMENT ADVISERS LLC—Neuberger Berman Investment Advisers LLC ("NBIA") serves as Sub-Adviser to the Short Duration Municipal Fund. As of August 31, 2018, NBIA was an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC ("Neuberger Berman").

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC—Pacific Investment Management Company LLC ("PIMCO") serves as a Sub-Adviser to a portion of the assets of the Tax-Advantaged Income Fund. PIMCO, including its global affiliates, is a limited liability company, directly owns and controls PIMCO Investments LLC and may directly or indirectly own and control certain other global PIMCO entities. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P., a subsidiary of Allianz SE. PIMCO does not anticipate any near-term changes to the firm's ownership structure.

SPECTRUM ASSET MANAGEMENT, INC.—Spectrum Asset Management, Inc. ("Spectrum") serves as a Sub-Adviser to a portion of the assets of the Tax-Advantaged Income Fund. Spectrum, a Connecticut corporation, was founded in 1987. Spectrum is a wholly-owned affiliate of Principal Global Investors.

WELLS CAPITAL MANAGEMENT INCORPORATED.—Wells Capital Management Incorporated ("WellsCap'') serves as a Sub-Adviser to a portion of the assets of the Short Duration Municipal and Tax-Advantaged Income Funds. WellsCap became a subsidiary of Wells Fargo & Company ("Wells Fargo") in 1996 and was formed from existing institutional investment management teams that had been in place since 1981.

WESTERN ASSET MANAGEMENT COMPANY—Western Asset Management Company ("Western Asset") serves as a Sub-Adviser to a portion of the assets of the Short Duration Municipal Fund. Western Asset is wholly owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western Asset was founded in 1971 and specializes in the management of fixed income funds.

Portfolio Management.

SIMC

Compensation. SIMC compensates each portfolio manager for his or her management of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds. Each portfolio manager's compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Portfolio manager compensation is a combination of both Fund performance and SEI/Company performance. A majority of each portfolio manager's compensation is determined by the performance of the Funds for which the portfolio manager is responsible for over both a short-term and long-term time horizon. A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

Ownership of Fund Shares. As of August 31, 2018, the portfolio managers beneficially owned shares of the Funds they manage (which may be through their 401(k) plans), as follows:

Portfolio Manager	Dollar Range of Fund Shares
Richard A. Bamford	None
Erin Garrett	None

Other Accounts. As of August 31, 2018, in addition to the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Richard A. Bamford	23	$35.601	5	$0.654	0	$0
Erin Garrett	21	$34.648	6	$0.752	0	$0

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers' management of registered investment companies other pooled investment vehicles or other accounts may give rise to actual or potential conflicts of interest in connection with their day-to-day management of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds' investments. The other accounts might have similar investment objectives as the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds.

While the portfolio managers' management of the other accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that are reasonably designed to manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds. Because of their positions with the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds, the portfolio managers know the size, timing and possible market impact of Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the other accounts and to the possible detriment of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers' management of the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors the other accounts over the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds. Notwithstanding this theoretical conflict of interest, it is SIMC's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds, such an approach might not be suitable for the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds given their investment objectives and related restrictions.

BNY Mellon

Compensation. SIMC pays BNY Mellon a fee based on the assets under management of the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds as set forth in investment sub-advisory agreements between BNY Mellon and SIMC. BNY Mellon pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. The following information relates to the period ended August 31, 2018.

BNY Mellon, not the Funds, compensates the portfolio managers. The portfolio managers' compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term).

Funding for the BNY Mellon Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on the firm's overall performance as opposed to the performance of a single product or group.

All investment professionals are eligible to receive incentive awards. Cash awards are payable in the February month end pay of the following year. Most of the awards granted have some portion deferred for three years in the form of deferred cash, The Bank of New York Mellon equity, interest in an investment vehicle (consisting of investments in a range of BNY Mellon Asset Management North America Corporation Products), AMNA Equity (equity granted that is valued based on AMNA performance versus peers) or a combination of the above. Individual awards for portfolio managers are discretionary, based on both individual and multi-sector product risk adjusted performance relative to both benchmarks and peer comparisons over one-year, three-year and five-year periods. Also considered in determining individual awards are team participation and general contributions to the firm. Individual objectives and goals are also established at the beginning of each calendar year and are taken into account.

Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to BNY Mellon's Elective Deferred Compensation Plan.

Ownership of Fund Shares. As of August 31, 2018, BNY Mellon's portfolio managers did not beneficially own any shares of the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond or Pennsylvania Municipal Bond Funds.

Other Accounts. As of August 31, 2018, in addition to the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond

and Pennsylvania Municipal Bond Funds, BNY Mellon's portfolio managers were responsible for the day-to-day management of certain other accounts as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Daniel Rabasco, CFA	17	$8,523,543,042	0	$0.00	65	$3,905,762,165
Jeffrey Burger, CFA	12	$4,718,197,032	2	$676,426,499	435	$1,081,089,978
Thomas Casey	10	$5,136,049,476	0	$0.00	461	$5,184,626,766
Daniel Barton, CFA	4	$1,025,754,767	0	$0.00	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests.  When one of BNY Mellon's portfolio managers is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another.

The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, BNY Mellon does not believe that any material conflicts are likely to arise out of the portfolio managers' responsibility for the management of the Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds as well as one or more other accounts. The firm has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. BNY Mellon has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of BNY Mellon generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts for which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the firm will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, a portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if BNY Mellon receives a performance-based advisory fee, a portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance of specific accounts is not a factor in determining the portfolio managers' compensation.

A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if a portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. BNY Mellon imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

If the different accounts have materially and potentially conflicting investment objections or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, BNY Mellon seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

DIFA

Compensation. SIMC pays DIFA a fee based on the assets under management of the Intermediate-Term Municipal Fund as set forth in an investment sub-advisory agreement between DIFA and SIMC. DIFA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Intermediate-Term Municipal Fund. The following information relates to the period ended August 31, 2018.

Base Salary—Each portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus—An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors and objective factors. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the Fund's Broadridge Financial Solutions, Inc. (formerly, Lipper Inc.) or Morningstar peer group percentile ranking on a 1-, 3-, and 5-year basis, with longer term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance database (or similar sources of relative performance data) on a 1-, 3-, and 5-year basis, with longer term performance more heavily weighted; composite performance relative to the benchmark is also evaluated for the same time periods. Incentives reach maximum potential at the top 25th-30th percentile. The remaining portion of the bonus is discretionary as determined by Macquarie Investment Management and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager's actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Portfolio managers participate in retention programs, including the Delaware Investments Notional Investment Plan and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Macquarie Investment Management Notional Investment Plan—A portion of a portfolio manager's retained profit share may be notionally exposed to the return of certain funds within the MIM pursuant to the terms of the Macquarie Investment Management Notional Investment Plan. The retained amount will vest in equal tranches over a period ranging from four to five years after the date of investment (depending on the level of employee).

Macquarie Group Employee Retained Equity Plan—A portion of a portfolio manager's retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan ("MEREP"), which is used to deliver remuneration in the form of Macquarie equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in a period ranging from four to five years after the date of investment (depending on the level of the employee).

Other Compensation—Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Fund Shares. As of August 31, 2018, DIFA's portfolio managers did not beneficially own any shares of the Intermediate-Term Municipal Fund.

Other Accounts.  As of August 31, 2018, in addition to the Intermediate-Term Municipal Fund, DIFA's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Joseph R. Baxter	16	$4,698.00	1	$20.1	42	$3,635
Stephen J. Czepiel	16	$4,698.00	0	$0	38	$3,492
Gregory A. Gizzi	16	$4,968.00	0	$0	46	$3,380

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest.  Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Intermediate-Term Municipal Fund and the investment action for each other fund or account and the Intermediate-Term Municipal Fund may differ. For example, one account or fund may be selling a security, while another account or fund maybe purchasing or holding the same security. As a result, transactions executed for one account and the Intermediate-Term Municipal Fund may adversely affect the value of securities held by another fund or account. Additionally, the management of multiple other funds or accounts and the Intermediate-Term Municipal Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Intermediate-Term Municipal Fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. DIFA has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

A portfolio manager's management of personal accounts also may present certain conflicts of interest. While DIFA's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

NBIA

Compensation. SIMC pays NBIA a fee based on the assets under management of the Short Duration Municipal Fund as set forth in an investment sub-advisory agreement between NBIA and SIMC. NBIA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Short Duration Municipal Fund. The following information relates to the period ended August 31, 2018.

Compensation of Portfolio Managers

Neuberger Berman's compensation philosophy is one that focuses on rewarding performance and incentivizing its employees. Neuberger Berman is also focused on creating a compensation process that it believes is fair, transparent, and competitive with the market.

Compensation for Portfolio Managers consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the Portfolio Manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi- year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman. Certain Portfolio Managers may manage products other than mutual funds, such as high net worth separate accounts. For the management of these accounts, a Portfolio Manager may generally receive a percentage of pre-tax revenue determined on a monthly basis less certain deductions. The percentage of revenue a Portfolio Manager receives pursuant to this arrangement will vary based on certain revenue thresholds.

Employee-Owned Equity. Certain employees (primarily senior leadership and investment professionals) participate in Neuberger Berman's equity ownership structure, which was designed to incentivize and retain key personnel. Neuberger Berman also offers an equity acquisition program which allows employees a more direct opportunity to invest in Neuberger Berman. In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity, which, in certain instances, is vested upon issuance and in other instances vesting aligns with the vesting of Neuberger Berman's Contingent Compensation Plan (vesting over 3 years).

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the "CCP") to serve as a means to further align the interests of its employees with the success of the firm and the interests of its clients, and to reward continued employment. Under the CCP, up to 20% of a participant's annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant's contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio. Subject to continued employment at the firm and other conditions, a participant's contingent amounts maintained in the notional account vest in equal amounts over three years.

Restrictive Covenants. Most investment professionals, including Portfolio Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Ownership of Fund Shares. As of August 31, 2018, NBIA's portfolio managers for the Fund did not beneficially own any shares of the Short Duration Municipal Fund.

Other Accounts. As of August 31, 2018, in addition to the Short Duration Municipal Fund, NBIA's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kristian J. Lind	0	$0	0	$0	208	$953
Peter Moukios	0	$0	0	$0	554	$662

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to actual or potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees, as the Portfolio Manager must allocate his or her time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund, and which may include transactions that are directly contrary to the positions taken by a fund. For example, a Portfolio Manager may engage in short sales of securities for another account that are the same type of securities in which a fund it manages also invests. In such a case, the Portfolio Manager could be seen as harming the performance of the Short Duration Municipal Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall.

Additionally, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity. Further, NBIA may take an investment position or action for a fund or account that may be different from, inconsistent with, or have different rights than (e.g., voting rights, dividend or repayment priorities or other features that may conflict with one another), an action or position taken for one or more other funds or accounts, including a fund, having similar or different objectives.

A conflict may also be created by investing in different parts of an issuer's capital structure (e.g., equity or debt, or different positions in the debt structure). Those positions and actions may adversely impact, or in some instances benefit, one or more affected accounts, including the funds. Potential conflicts may also arise because portfolio decisions and related actions regarding a position held for a fund or another account may not be in the best interests of a position held by another fund or account having similar or different objectives. If one account were to buy or sell portfolio securities shortly before another account bought or sold the same securities, it could affect the price paid or received by the second account. Securities selected for funds or accounts other than a fund may outperform the securities selected for the fund.

Finally, a conflict of interest may arise if NBIA and a Portfolio Manager have a financial incentive to favor one account over another, such as a performance-based management fee that applies to one account but not all funds or accounts for which the Portfolio Manager is responsible. In the ordinary course of operations certain businesses within the Neuberger Berman organization (the "Firm") may seek access to material non-public information. For instance, Neuberger Berman loan portfolio managers may utilize material non-public information in purchasing loans and from time to time, may be offered the opportunity on behalf of applicable clients to participate on a creditors committee, which participation may provide access to material non-public information.

The Firm maintains procedures that address the process by which material non-public information may be acquired intentionally by the Firm. When considering whether to acquire material non-public information, the Firm will take into account the interests of all clients and will endeavor to act fairly to all clients. The intentional acquisition of material non-public information may give rise to a potential conflict of interest since the Firm may be prohibited from rendering investment advice to clients regarding the public securities of such issuer and thereby potentially limiting the universe of public securities that the Firm, including a fund, may purchase or potentially limiting the ability of the Firm, including a fund, to sell such securities. Similarly, where the Firm declines access to (or otherwise does not receive) material non-public information regarding an issuer, the portfolio managers may base investment decisions for its clients, including a fund, with respect to loan assets of such issuer solely on public information, thereby limiting the amount of information available to the portfolio managers in connection with such investment decisions.

Neuberger Berman has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

PIMCO

Compensation. SIMC pays PIMCO a fee based on the assets under management of the Tax-Advantaged Income Fund as set forth in an investment sub-advisory agreement between PIMCO and SIMC. PIMCO pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Advantaged Income Fund. The following information relates to the period ended August 31, 2018.

Portfolio Manager Compensation

PIMCO's approach to compensation seeks to provide professionals with a Total Compensation Plan and process that is driven by PIMCO's mission and values. Key Principles on Compensation Philosophy include:

•  PIMCO's pay practices are designed to attract and retain high performers;

•  PIMCO's pay philosophy embraces a corporate culture of rewarding strong performance, a strong work ethic, and meritocracy;

•  PIMCO's goal is to ensure key professionals are aligned to PIMCO's long-term success through equity participation; and

•  PIMCO's "Discern and Differentiate" discipline guides total compensation levels.

The Total Compensation Plan consists of three components. The compensation program for portfolio managers is designed to align with clients' interests, emphasizing each portfolio manager's ability to generate long-term investment success for PIMCO's clients. A portfolio manager's compensation is not based solely on the performance of any Fund or any other account managed by that portfolio manager:

Base Salary—Base salary is determined based on core job responsibilities, positions/levels and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or position, or a significant change in market levels.

Performance Bonus—Performance bonuses are designed to reward risk-adjusted performance and contributions to PIMCO's broader investment process. The compensation process is not formulaic and the following non-exhaustive list of qualitative and quantitative criteria are considered when determining the total compensation for portfolio managers:

•  Performance measured over a variety of longer- and shorter-term periods, including 5-year, 4-year, 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax total and risk-adjusted investment performance as judged against the applicable benchmarks (which may include internal investment performance-related benchmarks) for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups; greatest emphasis is placed on 5-year and 3-year performance, followed by 1-year performance;

•  Consistency of investment performance across portfolios of similar mandate and guidelines, rewarding low dispersion and consistency of outperformance;

•  Appropriate risk positioning and risk management mindset which includes consistency with PIMCO's investment philosophy, the Investment Committee's positioning guidance, absence of defaults, and appropriate alignment with client objectives;

•  Contributions to mentoring, coaching and/or supervising members of team;

•  Collaboration, idea generation, and contribution of investment ideas in the context of PIMCO's investment process, Investment Committee meetings, and day-to-day management of portfolios;

•  With much lesser importance than the aforementioned factors: amount and nature of assets managed by the portfolio manager, contributions to asset retention, and client satisfaction.

PIMCO's partnership culture further rewards strong long term risk adjusted returns with promotion decisions almost entirely tied to long term contributions to the investment process. 10-year performance can also be considered, though not explicitly as part of the compensation process.

Deferred Compensation—Long Term Incentive Plan ("LTIP") and/or M Options which is awarded to key professionals. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and/or deferred compensation. PIMCO incorporates a progressive allocation of deferred compensation as a percentage of total compensation, which is in line with market practices.

•  The LTIP provides participants with deferred cash awards that appreciate or depreciate based on PIMCO's operating earnings over a rolling three-year period. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long term commitment to PIMCO's success.

•  The M Unit program provides mid-to-senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the Firm's long-term results. In the program, options are awarded and vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the Firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time.

•  The Carried Interest Compensation Plan awards entitle eligible individuals who provide services to PIMCO's Alternative Funds a percentage ("points") of the carried interest otherwise payable to PIMCO in the event that the applicable performance measurements described in the Alternative Fund's partnership agreements are achieved. The awards are granted before any payments are made in respect of the awards and payout is contingent on long-term performance, and are intended to align the interests of the employees with that of PIMCO and the investors in the Alternative Funds. While subject to forfeiture and vesting terms, payments to participants are generally made if and when the applicable carried interest payments are made to PIMCO.

Eligibility to participate in LTIP, the M Unit program, and the Carried Interest Compensation Plan is contingent upon continued employment at PIMCO and all other applicable eligibility requirements.

Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual's overall contribution to the firm.

Ownership of Fund Shares. As of August 31, 2018, PIMCO's portfolio managers did not beneficially own any shares of the Tax-Advantaged Income Fund.

Other Accounts. As of August 31, 2018, in addition to the Tax-Advantaged Income Fund, PIMCO's portfolio managers were responsible for the day-to-day management of certain other accounts as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
David Hammer	21	$5,930.0	2		$84.3	14	$1,220.0
	0	$0	2	*	$84.3	0	$0

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. From time to time, potential and actual conflicts of interest may arise between a portfolio manager's management of the investments of the Tax-Advantaged Income Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO's other business activities and PIMCO's possession of material non-public information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Tax-Advantaged Income Fund, track the same index the Tax-Advantaged Income Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Tax-Advantaged Income Fund. The other accounts might also have different investment objectives or strategies than the Tax-Advantaged Income Fund. Potential and actual conflicts of interest may also arise as a result of PIMCO serving as investment adviser to accounts that invest in the Tax-Advantaged Income Fund. In this case, such conflicts of interest could in theory give rise to incentives for PIMCO to, among other things, vote proxies or redeem shares of a fund in a manner beneficial to the investing account but detrimental to the Tax-Advantaged Income Fund. Conversely, PIMCO's duties to the Tax-Advantaged Income Fund, as well as regulatory or other limitations applicable to the Tax-Advantaged Income Fund, may affect the courses of action available to PIMCO-advised accounts (including certain funds) that invest in the Tax-Advantaged Income Fund in a manner that is detrimental to such investing accounts.

Because PIMCO is affiliated with Allianz, a large multi-national financial institution, conflicts similar to those described below may occur between the Tax-Advantaged Income Fund or other accounts managed by PIMCO and PIMCO's affiliates or accounts managed by those affiliates. Those affiliates (or their clients), which generally operate autonomously from PIMCO, may take actions that are adverse to the Tax-Advantaged Income Fund or other accounts managed by PIMCO. In many cases, PIMCO will not be in a position to mitigate those actions or address those conflicts, which could adversely affect the performance of the Tax-Advantaged Income Fund or other accounts managed by PIMCO.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Tax-Advantaged Income Fund. Because of their positions with the Tax-Advantaged Income Fund, the portfolio managers know the size, timing and possible market impact of the Tax-Advantaged Income Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Tax-Advantaged Income Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Tax-Advantaged Income Fund and the other accounts to participate fully. In addition, regulatory issues applicable to PIMCO or the Tax-Advantaged Income Fund or other accounts may result in the Tax-Advantaged Income Fund not receiving securities that may otherwise be appropriate for them. Similarly, there may be limited opportunity to sell an investment held by the Tax-Advantaged Income Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Tax-Advantaged Income Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Tax-Advantaged Income Fund's investment opportunities may also arise when the Tax-Advantaged Income Fund and other PIMCO clients invest in different parts of an issuer's capital structure, such as when the Tax-Advantaged Income Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Tax-Advantaged Income Fund's investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Tax-Advantaged Income Fund. Moreover, the Tax-Advantaged Income Fund or other account managed by PIMCO may invest in a transaction in which the Tax-Advantaged Income Fund or accounts managed by PIMCO are expected to participate, or already have made or will seek to make, an investment. The Tax-Advantaged Income Fund or accounts may have conflicting interests and objectives in connection with such investments, including, for example and without limitation, with respect to views on the operations or activities of the issuer involved, the targeted returns from the investment, and the timeframe for, and method of, exiting the investment. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Tax-Advantaged Income Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Tax-Advantaged Income Fund.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Tax-Advantaged Income Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Tax-Advantaged Income Fund and such other accounts on a fair and equitable basis over time.

Spectrum

Compensation. SIMC pays Spectrum a fee based on the assets under management of the Tax-Advantaged Income Fund as set forth in an investment sub-advisory agreement between Spectrum and SIMC. Spectrum pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Tax-Advantaged Income Fund. The following information relates to the period ended August 31, 2018.

Spectrum offers investment professionals a competitive compensation structure that is evaluated relative to other asset management firms to ensure its continued competiveness and alignment with industry best practices. The objective of the structure is to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.

Compensation for investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels. The incentive component is aligned with performance and goals of the firm. Salaries are established based on a benchmark of salary levels of relevant asset management firms, taking into account each portfolio manager's position and responsibilities, experience, contribution to client servicing, compliance with firm and/or regulatory policies and procedures, work ethic, seniority and length of service, and contribution to the overall functioning of the organization. Spectrum attempts to award all compensation in a manner that promotes sound risk management principles. Base salaries are fixed, but are subject to periodic adjustments, usually on an annual basis.

The variable incentive is in the form of a discretionary bonus and may represent a significant proportion of an individual's total annual compensation. Discretionary bonuses are determined quarterly and are based on methodology used by senior management that takes into consideration several factors, including, but not necessarily limited to, those listed below:

•  Changes in overall firm assets under management, including those assets in the Fund. (Portfolio managers are not directly incentivized to increase assets ("AUM"), although they are indirectly compensated as a result of an increase in AUM.)

•  Portfolio performance (on a pre-tax basis) relative to benchmarks measured annually.

•  Contribution to client servicing

•  Compliance with firm and/or regulatory policies and procedures

•  Work ethic

•  Seniority and length of service

•  Contribution to overall functioning of organization

Ownership of Fund Shares. As of August 31, 2018, Spectrum's portfolio managers did not beneficially own any shares of the Tax-Advantaged Income Fund.

Other Accounts. As of August 31, 2018, in addition to the Tax-Advantaged Income Fund, Spectrum's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts		Total Assets (in billions)
Mark A. Lieb	6	$9.744	16	$5.183	43		$6.513
	0	$0	0	$0	1	*	$0.012
L. Phillip Jacoby	6	$9.744	16	$5.183	43		$6.513
	0	$0	0	$0	1	*	$0.012
Manu Krishnan	6	$9.744	16	$5.183	43		$6.513
	0	$0	0	$0	1	*	$0.012
Roberto Giangregorio	6	$9.744	16	$5.183	43		$6.513
	0	$0	0	$0	1	*	$0.012
Fred Diaz	6	$9.744	16	$5.183	43		$6.513
	0	$0	0	$0	1	*	$0.012

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Spectrum's portfolio managers' management of other accounts may give rise to potential conflicts of interest in connection with their management of the Tax-Advantaged Income Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives to the Tax-Advantaged Income Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Tax-Advantaged Income Fund. Spectrum does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, Spectrum believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Spectrum's portfolio managers' day-to-day management of the Tax-Advantaged Income Fund. Because of their positions with the Tax-Advantaged Income Fund, the portfolio managers know the size, timing and possible market impact of Tax-Advantaged Income Fund trades. It is theoretically possible that Spectrum's portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Tax-Advantaged Income Fund. However, Spectrum has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. A potential conflict of interest may arise as a result of Spectrum's portfolio managers' management of the Tax-Advantaged Income Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Tax-Advantaged Income Fund. This conflict of interest may be exacerbated to the extent that Spectrum or its portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the Tax-Advantaged Income Fund. Notwithstanding this theoretical conflict of interest, it is Spectrum's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Spectrum has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Spectrum's portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Tax-Advantaged Income Fund, such securities might not be suitable for the Tax-Advantaged Income Fund given its investment objectives and related restrictions.

WellsCap

SIMC pays WellsCap a fee based on the assets under management of the Short Duration Municipal and Tax-Advantaged Income Funds as set forth in an investment sub-advisory agreement between WellsCap and SIMC. WellsCap pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Short Duration Municipal and Tax-Advantaged Income Funds. The following information relates to the period ended August 31, 2018.

Wells Capital Management. The compensation structure for Wells Capital Management's Portfolio Managers includes a competitive fixed base salary plus variable incentives, payable annually and over a longer term period. Wells Capital Management participates in third party investment management compensation surveys for market-based compensation information to help support individual pay decisions. In addition to surveys, Wells Capital Management also considers prior professional experience, tenure, seniority and a Portfolio Manager's team size, scope and assets under management when determining his/her fixed base salary. In addition, Portfolio Managers, who meet the eligibility requirements, may participate in Wells Fargo's 401(k) plan that features a limited matching contribution. Eligibility for and participation in this plan is on the same basis for all employees.

Wells Capital Management's investment incentive program plays an important role in aligning the interests of our portfolio managers, investment team members, clients and shareholders. Incentive awards for portfolio managers are determined based on a review of relative investment and business/team performance. Investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund's portfolio may be compared for these purposes generally are indicated in the "Average Annual Total Returns" table in the Prospectuses. Once determined, incentives are awarded to portfolio managers annually, with a portion awarded as annual cash and a portion awarded as long term incentive. The long term portion of incentives generally carry a pro-rated vesting schedule over a three year period. For many of our portfolio managers, Wells Capital Management further requires a portion of their annual long-term award be allocated directly into each strategy they manage through a deferred compensation vehicle. In addition, our investment team members who are eligible for long term awards also have the opportunity to invest up to 100% of their awards into investment strategies they support (through a deferred compensation vehicle).

Ownership of Fund Shares.  As of August 31, 2018, WellsCap's portfolio managers did not beneficially own any shares of the Short Duration Municipal or Tax-Advantaged Income Funds.

Other Accounts.  As of August 31, 2018, in addition to the Short Duration Municipal Fund, WellsCap's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Lyle Fitterer, CFA, CPA	13	$18,700.4	0	$0	98	$12,382.2
Wendy Casetta	5	$10,942.2	0	$0	10	$1,901.93
Terry J. Goode	4	$1,807.5	0	$0	1	$341.27
Dennis Derby	1	$130.6	0	$0	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. WellsCap's portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, WellsCap has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Western Asset

Compensation. SIMC pays Western Asset a fee based on the assets under management of the Short Duration Municipal Fund as set forth in an investment sub-advisory agreement between Western Asset and SIMC. Western Asset pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Short Duration Municipal Fund. The following information relates to the period ended August 31, 2018.

At Western Asset, one compensation methodology covers all products and functional areas, including portfolio managers. The firm's philosophy is to reward its employees through total compensation. Total compensation is reflective of the external market value for skills, experience, ability to produce results and the performance of one's group and the firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the firm as well as relative performance of their specific portfolios/product and are determined by the professional's job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current firm and portfolio strategy and communication with clients. In reviewing investment performance, one-, three- and five-year annualized returns are measured against appropriate market peer groups and to each fund's benchmark index.

Ownership of Fund Shares. As of August 31, 2018, Western Asset's portfolio managers did not beneficially own any shares of the Short Duration Municipal Fund.

Other Accounts. As of August 31, 2018, in addition to the Short Duration Municipal Fund, Western Asset's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
S. Kenneth Leech	104	$151,846	260		$81,314	592		$185,768
	0	$0	6	*	$1,483	27	*	$11,073
Robert E. Amodeo, CFA**	20	$13,147	1		$93	11		$2,534
John C. Mooney, CFA**	0	$0	1		$93	9		$1,647

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of the Short Duration Municipal Fund's trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Short Duration Municipal Fund's trades.

Western Asset has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact client portfolios. For example, potential conflicts of interest may arise in connection with the management of multiple portfolios (including portfolios managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of a portfolio's trades, investment opportunities and broker selection. Portfolio managers are privy to the size, timing and possible market impact of a portfolio's trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, Western Asset or an affiliate has an interest in the account. Western Asset has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines and portfolio composition versus strategy.

With respect to securities transactions, Western Asset determines which broker or dealer to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), Western Asset may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western Asset's team approach to portfolio management and block trading approach works to limit this potential risk.

Western Asset also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log, which is reviewed on a regular basis for possible issues.

Employees of Western Asset have access to transactions and holdings information regarding client accounts and Western Asset's overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, Western Asset maintains a Code of Ethics that is compliant with Rule 17j-1 and Rule 204A-1 to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of Western Asset's business. The Code of Ethics is administered by the Legal & Compliance Department and monitored through Western Asset's compliance monitoring program.

Western Asset may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE 16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business address at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement, Shareholder Servicing and Administrative Servicing Plans. The Distributor serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust.

For the fiscal year ended August 31, 2018, the Funds did not incur any 12b-1 expenses.

Pursuant to a Shareholder Service Plan (the "Service Plan"), the Class F Shares are authorized to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such shares at the annual rate of up to 0.25% of the value of the average daily net assets attributable to the Class F Shares of the Fund, which is calculated daily and payable monthly.

The service fees payable under the Service Plan are intended to compensate service providers for the provision of shareholder services and may be used to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Shares of the applicable Funds. Shareholder services under the Service Plan may include: (i) maintaining accounts relating to Clients; (ii) arranging for bank wires; (iii) responding to Client inquiries relating to the services performed by service providers; (iv) responding to inquiries from Clients concerning their investment in Shares; (v) assisting Clients in changing dividend options, account designations and addresses; (vi) providing information periodically to Clients showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (viii) processing purchase, exchange and redemption requests from Clients and placing orders with the Funds or their service providers; (ix) providing sub-accounting with respect to Shares beneficially owned by Clients; (x) processing dividend payments from the Funds on behalf of Clients; and (xi) providing such other similar services as a Fund may reasonably request to the extent the service provider is permitted to do so under applicable statutes, rules and regulations.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisers ("Financial Advisers") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisers, without charge, asset allocation models and strategies, custody services, risk assessment tools and other investment information and services to assist the Financial Adviser in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisers for the purpose of educating Financial Advisers about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisers in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisers, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisers or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources and are not charged to the Funds.

Many Financial Advisers may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisers and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisers, providing assistance in training and educating the firm's personnel, allowing sponsorship of seminars or informational meetings and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

The payments discussed above may be significant to the financial institutions receiving them and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolio, the Funds, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

SECURITIES LENDING ACTIVITY

During the most recent fiscal year, the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds did not engage in securities lending.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and of its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds' Sub-Advisers, which in turn are responsible for the day-to-day management of the Funds' portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a Fund, at which time SIMC presents the Board with information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser and SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of SIMC and other service providers, such as the Funds' independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds, the Board annually meets with SIMC and, at least every other year, meets with the Sub-Advisers to review such services. Among other things, the Board regularly considers the Adviser's and each Sub-Advisers' adherence to the Funds' investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report, any material changes to the policies and procedures since the date of the last report, any recommendations for material changes to the policies and procedures and any material compliance matters since the date of the last report.

The Board receives reports from the Funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Funds' financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds' internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds' goals and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds' investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Funds' other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are nine members of the Board, seven of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Robert A. Nesher, an interested person of the Trust, serves as Chairman of the Board. James M. Williams, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust and the number of Funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management. The Board has three standing committees: the Audit Committee, Governance Committee and Fair Value Pricing Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees. There are currently 8 Funds in the Trust and 101 funds in the Fund Complex.

In his role as lead independent Trustee, Mr. Williams, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships held within the past five years and the principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote of the Governance Committee and majority vote of the full Board, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (Born: 1946)—Chairman of the Board of Trustees1 (since 1989)—President and Chief Executive Officer of the Trust since 2005. SEI employee since 1974; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments-Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments-Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. President, Chief Executive Officer and Director of SEI Alpha Strategy Portfolios, LP, from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 1989 to 2016. Vice Chairman of O'Connor EQUUS (closed-end investment company) from 2014 to 2016. Vice Chairman of Winton Series Trust from 2014 to 2017. Vice Chairman of Winton Diversified Opportunities Fund (closed-end investment company) from 2014 to 2018. Vice Chairman of The Advisors' Inner Circle Fund III, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds and The KP Funds. President, Chief Executive Officer and Trustee of SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

WILLIAM M. DORAN (Born: 1940)—Trustee1 (since 1982)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner of Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Director of SEI Investments since 1974. Secretary of SEI Investments since 1978. Director of the Distributor since 2003. Director of SEI Investments-Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd. and SEI Investments-Unit Trust Management (UK) Limited. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 1982 to 2016. Trustee of O'Connor EQUUS (closed-end investment company) from 2014 to 2016. Trustee of Winton Series Trust from 2014 to 2017. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds from 1991 to 2018. Trustee of The KP Funds from 2013 to 2018. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) from 2014 to 2018. Trustee of The Advisors' Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Independent Trustees.

GEORGE J. SULLIVAN, JR. (Born: 1942)—Retired since January 2012. Self-employed Consultant at Newfound Consultants Inc. from April 1997 to December 2011. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 1996 to 2016. Member of the independent review committee for SEI's Canadian-registered mutual funds from 2011 to 2017. Trustee/Director of State Street Navigator Securities Lending Trust from February 1996 to May 2017. Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

NINA LESAVOY (Born: 1957)—Trustee (since 2003)—Founder and Managing Director of Avec Capital (strategic fundraising firm) since April 2008. Managing Director of Cue Capital (strategic fundraising firm) from March 2002 to March 2008. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2003 to 2016. Trustee/Director of SEI Structured Credit Fund, LP, SEI Daily

1  Messrs. Nesher and Doran are Trustees deemed to be "interested persons" (as that term is defined in the 1940 Act) of the Funds by virtue of their relationships with SEI.

Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

JAMES M. WILLIAMS (Born: 1947)—Trustee (since 2004)—Vice President and Chief Investment Officer of J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President of Harbor Capital Advisors and Harbor Mutual Funds from 2000 to 2002. Manager of Pension Asset Management at Ford Motor Company from 1997 to 1999. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2004 to 2016. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

MITCHELL A. JOHNSON (Born: 1942)—Trustee (since 2007)—Retired Private Investor since 1994. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Director of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Trustee of SEI Liquid Asset Trust from 2007 to 2016. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

HUBERT L. HARRIS, JR. (Born: 1943)—Trustee (since 2008)—Retired since December 2005. Owner of Harris Plantation, Inc. since 1995. Chief Executive Officer of Harris CAPM, a consulting asset and property management entity. Chief Executive Officer of INVESCO North America from August 2003 to December 2005. Chief Executive Officer and Chair of the Board of Directors of AMVESCAP Retirement, Inc. from January 1998 to August 2003. Director of AMVESCAP PLC from 1993 to 2004. Served as a director of a bank holding company from 2003 to 2009. Director of Aaron's Inc. since August 2012. President and CEO of Oasis Ornamentals LLC since 2011. Member of the Board of Councilors of the Carter Center (nonprofit corporation) and served on the board of other non-profit organizations. Director of SEI Alpha Strategy Portfolios, LP from 2008 to 2013. Trustee of SEI Liquid Asset Trust from 2008 to 2016. Trustee of SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

SUSAN C. COTE (Born: 1954)—Trustee (since 2016)—Retired since July 2015. Treasurer and Chair of Finance of the Investment and Audit Committee of the New York Women's Foundation from 2008 to 2017. Americas Director of Asset Management of Ernst & Young LLP from 2006 to 2013. Global Asset Management Assurance Leader of Ernst & Young LLP from 2006 to 2015. Partner of Ernst & Young LLP from 1997 to 2015. Employee of Prudential from 1983 to 1997. Member of the Ernst & Young LLP Retirement Investment Committee. Trustee/Director of SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

JAMES B. TAYLOR (Born: 1950)—Trustee (since 2018)—Retired since December 2017. Chief Investment Officer at Georgia Tech Foundation from 2008 to 2017. Chief Investment Officer at Delta Air Lines from 1983 to 2007. Member of the Investment Committee at the Institute of Electrical and Electronic Engineers from 1999 to 2004. President, Vice President and Treasurer at Southern Benefits Conference from 1998 to 2000. Trustee of SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds and to exercise their business judgment in a manner that serves the best interests of the Funds' shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI, which he joined in 1974, his knowledge of and experience in the financial services industry and the experience he has gained serving as Trustee of the Trust since 1995.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry and the experience he has gained serving as Trustee of the Trust since 1995.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department and his experience from serving as Trustee of the Trust since 1996.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry and the experience she has gained serving as Trustee of the Trust since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company's pension assets, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Trustee of the Trust since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 Company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds and the experience he has gained serving as Trustee of the Trust since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries and the experience he has gained serving as Trustee of the Trust since 2008.

The Trust has concluded that Ms. Cote should serve as Trustee because of her education, knowledge of financial services and investment management, and the experience she has gained as a partner at a major accounting firm, where she served as both the Global Asset Management Assurance Leader and the Americas Director of Asset Management, and other professional experience gained through her prior employment and directorships.

The Trust has concluded that Mr. Taylor should serve as Trustee because of his education, knowledge of financial services and investment management, and the experience he has gained as a Chief Investment Officer at an endowment of a large university, and other professional experience gained through his prior employment and leadership positions.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of, or a Board conclusion that, the Board or any Trustee has any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditor's compensation, the proposed scope and terms of its engagement and the firm's independence; (iii) pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditor and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and (ix) other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Sullivan, Williams, Johnson, Harris and Taylor and Mmes. Lesavoy and Cote currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four (4) times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and did not meet during the Trust's most recently completed fiscal year.

•  Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self assessment of the Board's operations; (iii) selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" (as defined under the 1940 Act) Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the Trust's offices, which are located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Messrs. Sullivan, Williams, Johnson, Harris and Taylor and Mmes. Lesavoy and Cote currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose.

In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met five (5) times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the Securities and Exchange Act of 1934 (the "1934 Act"). Collectively, the Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)**
Interested
Mr. Nesher	None	Over $100,000
Mr. Doran	None	Over $100,000
Independent
Mr. Sullivan	None	Over $100,000
Ms. Lesavoy	None	None
Mr. Williams	None	$10,001-$50,000
Mr. Johnson	None	None
Mr. Harris	None	None
Ms. Cote	None	None
Mr. Taylor[1]	None	None

*  Valuation date is December 31, 2017.

**  The Fund Complex currently consists of 101 portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, SEI Insurance Products Trust, Adviser Managed Trust, New Covenant Funds and SEI Catholic Values Trust.

1  Mr. Taylor became a Trustee for the Trust effective March 28, 2018.

Board Compensation. The Trust and the Fund Complex paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher	$0	$0	$0	$0
Mr. Doran	$0	$0	$0	$0
Independent
Mr. Sullivan	$9,102.49	$0	$0	$202,500.00
Ms. Lesavoy	$10,750.98	$0	$0	$237,500.00
Mr. Williams	$9,819.19	$0	$0	$217,500.00
Mr. Johnson	$9,011.89	$0	$0	$200,000.00
Mr. Harris	$9,011.90	$0	$0	$200,000.00
Ms. Cote	$9,794.45	$0	$0	$217,500.00
Mr. Taylor[1]	$3,211.16	$0	$0	$67,500.00

1  Mr. Taylor became a Trustee for the Trust effective March 28, 2018.

Ms. Joan Binstock served as a Trustee for the Trust from March 28, 2018 to May 31, 2018, and in connection with such service, received compensation from the Trust and Fund Complex during the Trust's most recently completed fiscal year.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers, except for Russell Emery, the Chief Compliance Officer ("CCO") of the Trust, receives compensation from the Trust for his services. The Trust's CCO serves in the same capacity for the other SEI trusts included in the Fund Complex, and the Trust pays its pro-rata share of the aggregate compensation payable to the CCO for his services.

Certain officers of the Trust also serve as officers to one or more of the mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor or until earlier resignation or removal.

ROBERT A. NESHER (Born: 1946)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading "Interested Trustees."

TIMOTHY D. BARTO (Born: 1968)—Vice President and Secretary (since 2002)—Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

JAMES HOFFMAYER (Born: 1973)—Controller and Chief Financial Officer (since 2016)—Senior Director of Funds Accounting and Fund Administration of SEI Investments Global Funds Services since September 2016; Senior Director of Fund Administration of SEI Investments Global Funds Services since October 2014. Director of Financial Reporting of SEI Investments Global Funds Services from November 2004 to October 2014.

GLENN KURDZIEL (Born: 1974)—Assistant Controller (since 2017)—Senior Manager of Funds Accounting of SEI Investments Global Funds Services since 2005.

STEPHEN G. MACRAE (Born: 1967)—Vice President (since 2012)—Director of Global Investment Product Management since January 2004.

RUSSELL EMERY (Born: 1962)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Liquid Asset Trust from 2006 to 2016. Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from June 2007 to September 2013. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012. Chief Compliance Officer of SEI Insurance Products Trust and The KP Funds since 2013. Chief Compliance Officer of The Advisors' Inner Circle Fund III since 2014. Chief Compliance Officer of O'Connor EQUUS (closed-end investment company) from 2014 to 2016. Chief Compliance Officer of Winton Series Trust from 2014 to 2017. Chief Compliance Officer of SEI Catholic Values Trust and Gallery Trust since 2015. Chief Compliance Officer of Schroder Series Trust and Schroder Global Series Trust since 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) from 2014 to 2018.

AARON C. BUSER (Born: 1970)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney at Stark & Stark (law firm) from March 2004 to July 2007.

DAVID F. MCCANN (Born: 1976)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney at Drinker Biddle & Reath, LLP (law firm) from May 2005 to October 2008.

BRIDGET E. SUDALL (Born: 1980)—Anti-Money Laundering Compliance Officer and Privacy Officer (since 2015)—Senior Associate and AML Officer at Morgan Stanley Alternative Investment Partners from April 2011 to March 2015. Investor Services Team Lead at Morgan Stanley Alternative Investment Partners from July 2007 to April 2011.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests.

SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., "echo vote" or "mirror vote").

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines or information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456 or on the SEC's website at http://www.sec.gov.

DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board. In complying with the 1940 Act, the Trust follows guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Debt Securities. If available, debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

Debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value and is discussed in greater length below. If such prices are not available or SIMC or the Fund's Sub-Adviser, as applicable, deems them to be unreliable, the security will be valued at fair value as determined in good faith by the Fair Value Pricing Committee and reviewed by the Trust's Board.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. The Funds will notify shareholders that the Funds are open for business.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, to facilitate an orderly liquidation of a money market fund or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Administrator, SIMC, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the changes would not materially affect valuation of a Fund's net assets or involve material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

Federal Income Tax

The following is only a summary of certain additional Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the Federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act") makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Many of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to regulated investment companies ("RICs"), such as the Funds. The Tax Act, however, makes numerous other changes to the tax rules that may affect shareholders and the Funds. You are urged to consult with your own tax advisor regarding how the Tax Act affects your investment in the Funds.

Qualification as a Regulated Investment Company and Taxation of the Funds. Each Fund within the Trust is treated as a separate corporation for Federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately, rather than to the Trust as a whole. Net long-term and short-term capital gains, net investment income, and operating expenses therefore will be determined separately for each Fund.

Each Fund intends to qualify as a RIC so that it will be relieved of Federal income tax on that part of its income that is timely distributed to shareholders. In order to qualify for treatment as a RIC under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, including net short-term capital gain) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock or securities or foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership ("Income Requirement"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested, including through corporations in which a Fund owns a 20% or more voting stock interest, in (a) securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or the securities (other than the securities of other RICs) of two or more issuers engaged in the same, similar, or related trades or businesses if a Fund owns at least 20% of the voting power of such issuers, or (b) the securities of one or more qualified publicly traded partnerships.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates (which the Tax Act reduced to 21%) without any deduction for distributions to shareholders (subject to certain limitations). In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

A Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for RICs is now similar to that which applies to individuals and provides that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a "net capital loss" (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (a "Post-2010 Loss"), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. A Fund's unused capital loss carryforwards that arose in taxable years that began on or before December 22, 2010 ("Pre-2011 Losses" are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of those carryforwards, generally eight years after the year in which they arose. A Fund's Post-2010 Losses must be fully utilized before the Fund will be permitted to utilize carryforwards of Pre-2011 Losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code. For more information about the amount of capital loss carry-forwards for the most recent fiscal year, please refer to the Annual Report of the Funds.

Excise Tax. Notwithstanding the Distribution Requirement described above, which generally requires a Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income, but does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the Federal excise tax applicable to RICs, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Fund Distributions. The Funds intend to make distributions the majority of which consist of exempt-interest dividends that are exempt from Federal income tax. As described in more detail below under the heading "State Taxes", the California, Massachusetts, New Jersey, New York and Pennsylvania Municipal Bond Funds also intend to distribute income that is exempt from state (and in some cases, local) income taxes for residents of each such respective state. A portion of the income distributed by the Intermediate-Term Municipal, the Short Duration Municipal and the Tax-Advantaged Income Funds may be exempt from your state and local income taxes depending on the investments of the Funds. Because of these tax exemptions, a Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than the state in which a state-specific Fund primarily invests.

Each Fund may invest a portion of its assets in securities that generate income that is subject to federal, state or local income taxes. Distributions of net investment income by a Fund may be taxable as ordinary income, whether you take them in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders at capital gains rates, regardless of how long the shareholder has held the Fund shares. Long-term capital gains are taxed at a maximum rate of 20%.

Each Fund will decide whether to distribute or retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Fund will pay Federal income tax thereon, and, if the Fund makes an election, the shareholders will include such undistributed gains in their income and shareholders subject to tax will be able to claim their share of the tax paid by the Fund as a credit against their Federal income tax liability.

Only the Tax-Advantaged Income Fund expects to receive a material amount of income in the form of dividends. Accordingly, a portion of the dividends paid by the Tax-Advantaged Income Fund may be treated as qualified dividend income eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements are satisfied. Qualified dividend income is, in general, subject to certain holding period requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend (and the Fund also satisfies those holding-period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in a Fund, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income.

Each Fund other than the Tax-Advantaged Income Fund anticipates receiving only interest income and accordingly no dividends of any such Fund are expected to qualify for the dividends received deduction or as qualified dividend income.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consist of obligations the interest on which is exempt from Federal income tax, the Fund may pay exempt-interest dividends to its shareholders. Each Fund other than the Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 80% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary for the Funds to pay out exempt-interest dividends to their shareholders. The Tax-Advantaged Income Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from Federal income tax in order to meet the requirements necessary for the Fund to pay out exempt-interest dividends to its shareholders. If the Fund, however, fails to meet this requirement, the income from all of its investments, including its municipal securities, may be subject to Federal income tax.

Exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by section 55 of the Code, which, for taxable years beginning after December 31, 2017, is applicable only to non-corporate taxpayers. Exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax. The Funds intend, when possible, to avoid investing in private activity bonds.

The percentage of income that constitutes "exempt-interest dividends" will be determined for each year for the Funds and will be applied uniformly to all dividends declared with respect to the Funds during that year. This percentage may differ from the actual percentage for any particular day. The Funds (or their administrative agent) will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for Federal income tax purposes shortly after the close of each calendar year.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Federal income tax purposes to the extent that the Funds distribute exempt-interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in section 86 of the Code.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisors before purchasing shares of the Funds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

Issuers of bonds purchased by the Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The IRS has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction or become taxable by reason of refinancing irregularities or the misuse of proceeds from the bond offering. While the Funds endeavor to purchase only bona fide tax-exempt securities, there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income for a Fund. In this case, such Fund might be required to send to you and file with the IRS information returns for the current or prior calendar years classifying (or reclassifying) some of its exempt-interest dividends as taxable dividends. On prior year dividends, you might need to file amended income tax returns and pay additional tax and interest to avoid additional penalties and to limit interest charges on these taxable dividends.

Insurance proceeds received by the Funds under any insurance policies in respect of scheduled interest payments on defaulted municipal securities will generally be excludable from Federal gross income. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on non-appropriation lease obligations will be excludable from gross income for Federal income tax purposes.

Distributions by the Funds of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. Government, its agencies and instrumentalities) and net short-term capital gains realized by the Funds, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a municipal security at a market discount, any gain realized by such Fund upon sale or redemption of the municipal security will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a Fund). "Net investment income" does not include exempt-interest dividends.

Each Fund is required by Federal law to withhold at the applicable rate a tax on reportable payments (which may include dividends, capital gains distributions and redemptions) paid to individual or non-corporate shareholders who have not certified on the Account Registration Form, or on a separate form supplied by the Fund, that: (i) the Social Security or Taxpayer Identification Number provided is correct; (ii) the shareholder is exempt from backup withholding or is not currently subject to backup withholding; and (iii) the shareholder is a U.S. citizen or resident alien.

Under legislation generally known as "FATCA" (the Foreign Account Tax Compliance Act), a Fund is required to withhold 30% of certain ordinary dividends it pays, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by a fund or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions ("FFIs"), such as non-U.S. investment funds, and non-financial foreign entities ("NFFEs"). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

A non-U.S. entity that invests in a Fund will need to provide the fund with documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding. Non-U.S. investors in the Funds should consult their tax advisors in this regard.

Sale or Exchange of Shares. A gain or loss realized by a shareholder on the sale or exchange of shares of a Fund held as a capital asset will be capital gain or loss, and such gain or loss will be long-term or short-term, depending upon how long you have held your shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares. Any loss realized by a shareholder on the disposition of shares held 6 months or less is disallowed to the extent of the amount of exempt-interest dividends received by the shareholder with respect to such shares. However, the loss disallowance rule for exempt-interest dividends will not apply to any loss incurred on a redemption or exchange of shares of a Fund that declares dividends daily in an amount equal to at least 90 percent of its net tax-exempt interest and distributes the dividends at least monthly and for which your holding period begins after December 22, 2010.

Unless a shareholder falls within certain exceptions, the custodian, broker or other administrative agent holding shares in a Fund on a shareholder's behalf must report to the IRS and furnish to the shareholder the cost basis information for shares of a Fund purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of shares of a Fund, an affected shareholder will receive cost basis information for such shares which will indicate whether these shares had a short-term or long-term holding period. For each sale of shares of a Fund, a shareholder is to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the custodian, broker or other administrative agent holding shares in a Fund will use a default cost basis method they have chosen which should have been communicated to such shareholders. The cost basis method elected by a shareholder (or the cost basis method applied by default) for each sale of shares of a Fund may not be changed after the settlement date of each such sale. Shareholders should consult with your tax advisors to determine the best IRS-accepted cost basis method for your tax situation and to obtain more information about how cost basis reporting applies. Shareholders should also carefully review the cost basis information provided to them by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Funds are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes

The following is a general abbreviated summary of certain state tax laws presently in effect as they might govern the state income taxation of shareholders. These laws are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Except where otherwise noted, the summary pertains to individual state income taxation only. Corporations, trusts, estates and other entities may be subject to other taxes and should consult with their own tax advisors. Shareholders are advised to consult with their own tax advisors for more detailed information concerning state tax matters.

It is expected that the Funds will not be liable for any corporate excise, income or franchise tax in Massachusetts if they qualify as a RIC for federal income tax purposes.

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for Federal income taxation described above. Depending upon applicable state and local law, shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but shareholders may be subject to tax on income derived from obligations of other jurisdictions and/or capital gains distributions, if any. Each Fund will make periodic reports to shareholders of the source of distributions on a state-by-state basis.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

California Income Taxes. The following is a general, abbreviated summary of certain of the provisions of the California Revenue and Taxation Code presently in effect as they directly govern the taxation of Shareholders subject to California personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions.

Shareholders are advised to consult with their own tax advisors for more detailed information concerning California tax matters. The California Municipal Bond Fund intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Fund will qualify to pay California exempt-interest dividends if: (1) at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations"); and (2) the Fund continues to qualify as a RIC under the Code.

If the Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends if they meet certain requirements. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.

Corporations subject to California franchise tax that invest in a Fund are not entitled to exclude California exempt-interest dividends from income.

Dividend distributions that do not qualify for treatment as California exempt-interest dividends (including those dividend distributions to shareholders taxable as long-term capital gains for Federal income tax purposes) will be taxable to shareholders at ordinary income tax rates for California personal income tax purposes to the extent of the Fund's earnings and profits.

Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of a Fund will not be deductible for California personal income tax purposes if the Fund distributes California exempt-interest dividends.

If a Fund qualifies to pay California exempt-interest dividends, dividends distributed to shareholders will be considered California exempt-interest dividends: (1) if they are designated as exempt-interest dividends by the Fund in a written notice to shareholders mailed within 60 days of the close of the Fund's taxable year; and (2) to the extent the interest received by the Fund during the year on California Tax Exempt Obligations exceeds expenses of the Fund that would be disallowed under California personal income tax law as allocable to tax exempt interest if the Fund were an individual. If the aggregate dividends so designated exceed the amount that may be treated as California exempt-interest dividends, only that percentage of each dividend distribution equal to the ratio of aggregate California exempt-interest dividends to aggregate dividends so designated will be treated as a California exempt-interest dividend. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than California.

Massachusetts Income Taxes. The following is a general, abbreviated summary of certain of the provisions of the Massachusetts tax code presently in effect as they directly govern the taxation of shareholders subject to Massachusetts personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. Shareholders are advised to consult with their own tax advisors for more detailed information concerning Massachusetts tax matters.

Under current law, as long as the Massachusetts Municipal Bond Fund qualifies as a RIC under the Code, distributions from the Fund that qualify as exempt-interest dividends for Federal income tax purposes are exempt from Massachusetts personal income taxation, to the extent that the distributions are derived from interest on certain Massachusetts obligations and are properly designated as such in a written notice mailed to the Fund's shareholders not later than 60 days after the close of the Fund's tax year. In addition, as long as the Fund qualifies as a RIC under the Code, distributions which qualify as capital gain dividends for Federal income tax purposes also are exempt from Massachusetts personal income taxation, to the extent that the distributions are attributable to gains from the sale or exchange of certain Massachusetts obligations, and are properly designated as such in a written notice mailed to the Fund's shareholders not later than 60 days after the close of the Fund's tax year. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than Massachusetts.

New Jersey Income Taxes. The following is a general, abbreviated summary of certain of the provisions of the New Jersey tax code presently in effect as they directly govern the taxation of shareholders subject to New Jersey tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. Shareholders are advised to consult with their own tax advisors for more detailed information concerning New Jersey tax matters.

For purposes of this discussion of New Jersey taxation, it is assumed that the New Jersey Municipal Bond Fund will continue to qualify as a RIC under the Code. Distributions paid by the Fund will not be subject to the New Jersey Gross Income Tax to the extent they are derived from interest income on, and net gain, if any, from the disposition of, obligations issued by New Jersey, its local governmental entities, instrumentalities, or agencies ("New Jersey securities") or direct obligations of the United States, its territories and certain of its agencies and instrumentalities ("Federal Securities") held by the Fund, either when received by the Fund or when credited or distributed to the investors, provided that the Fund meets the New Jersey requirements for a qualified investment fund, which requirements include but are not limited to the following: (1) maintaining its registration as a registered investment company; (2) investing at least 80% of the aggregate principal amount of the Fund's investments, excluding cash and certain specified items, in New Jersey securities or Federal Securities, and (3) investing 100% of its assets in interest bearing obligations, obligations issued at a discount and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto.

For New Jersey Gross Income Tax purposes, net income or gains and distributions derived from investments in other than New Jersey securities and Federal Securities, and distributions from net realized capital gains in respect of such investments, would be taxable. Thus, while the Fund intends to invest primarily in obligations that produce interest exempt from Federal and New Jersey taxes, if the Fund invests in obligations that pay interest that is not exempt for New Jersey purposes but is exempt for Federal purposes, a portion of the Fund's distributions would be subject to New Jersey tax. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than New Jersey.

New York State and Local Taxes. The following is a general, abbreviated summary of certain of the provisions of the New York tax code presently in effect as they directly govern the taxation of shareholders subject to New York personal income tax. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. Shareholders are advised to consult with their own tax advisors for more detailed information concerning New York tax matters.

For purposes of this discussion of New York taxation, it is assumed that the New York Municipal Bond Fund will continue to qualify as a RIC under the Code. Dividends paid by the New York Municipal Bond Fund that are derived from interest on municipal securities issued by New York State and political subdivisions or any agency or instrumentality thereof which interest would be exempt from New York State tax if held by an individual, will be exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Other dividends and distributions from other Municipal Securities, certain

U.S. Government obligations, taxable income and capital gains will not be exempt from New York State and New York City taxes. In addition, interest or indebtedness incurred by a shareholder to purchase or carry shares of a Fund is not deductible for New York personal income tax purposes to the extent that it relates to New York exempt-interest dividends distributed to a shareholder during the taxable year. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than New York.

Pennsylvania Taxes. The following is a general, abbreviated summary of certain of the provisions of the Pennsylvania tax code presently in effect as they directly govern the taxation of shareholders subject to Pennsylvania personal income tax. These provisions are subject to change by legislative or administration action, and any such change may be retroactive. Shareholders are advised to consult with their own tax advisors for more detailed information concerning Pennsylvania tax matters.

Distributions paid by the Pennsylvania Municipal Bond Fund to shareholders will not be subject to the Pennsylvania personal income tax or the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by each Fund from its investments in: (i) obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board of agency created by the Commonwealth of Pennsylvania or any public authority created by such political subdivision; and (ii) obligations of the United States, the interest and gains from which are statutorily free from state taxation in the Commonwealth. Distributions by the Fund to a Pennsylvania resident that are attributable to most other sources will not be exempt from the Pennsylvania personal income tax or (for residents of Philadelphia) the Philadelphia School District investment net income tax. Distributions paid by the Fund which are excludable as exempt income for Federal tax purposes are not subject to the Pennsylvania corporate net income tax.

The Fund intends to invest primarily in obligations that produce interest exempt from Federal and Pennsylvania taxes. If the Fund invests in obligations that pay interest that is not exempt for Pennsylvania purposes but is exempt for Federal purposes, a portion of the Fund's distributions will be subject to Pennsylvania personal income tax. Because of these tax exemptions, the Fund may not be a suitable investment for retirement plans and other tax-exempt investors, or for residents of states other than Pennsylvania.

Shareholders should consult their own tax advisors regarding the specific tax consequences of an investment in the Funds.

PORTFOLIO TRANSACTIONS

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

Brokerage Selection. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Funds' Sub-Advisers are responsible for placing orders to execute portfolio transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While

SIMC and the Funds' Sub-Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, SIMC or the Fund's Sub-Adviser, as applicable, may select a broker based upon brokerage or research services provided to SIMC or the Fund's Sub-Adviser. SIMC and the Funds' Sub-Advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

SIMC and the various firms that serve as Sub-Advisers to the Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Commission Recapture Program"). SIMC then requests, but does not require, that the Fund's Sub-Adviser executes a portion of a Fund's portfolio transactions through the Commission Recapture Program. Under the Commission Recapture Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay fund operating expenses. A Fund's Sub-Adviser is authorized to execute trades pursuant to the Commission Recapture Program, provided that the Fund's Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's Prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Commission Recapture Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Commission Recapture Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Funds' Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers.

Section 28(e) of the 1934 Act permits SIMC and the Funds' Sub-Advisers, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, SIMC and the Funds' Sub-Advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (e.g., clearance, settlement and custody). In the case of research services, SIMC and the Funds' Sub-Advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which SIMC or the Funds' Sub-Advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. SIMC or the Funds' Sub-Advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by SIMC or the Funds' Sub-Advisers will be in addition to and not in lieu of the services required to be performed by SIMC or the Funds' Sub-Advisers under their advisory agreements or sub-advisory agreements, respectively. Any advisory or other fees paid to SIMC or the Funds' Sub-Advisers are not reduced as a result of the receipt of research services.

In some cases SIMC or the Funds' Sub-Advisers may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, SIMC or the Fund's Sub-Adviser, as applicable, makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while SIMC or the Funds' Sub-Advisers will use their own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, SIMC and the Funds' Sub-Advisers face a potential conflict of interest, but SIMC and the Funds' Sub-Advisers believe that their respective allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide SIMC or the Funds' Sub-Advisers with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

For the fiscal years ended August 31, 2016, 2017 and 2018, the Funds, with the exception of the Tax-Advantaged Income Fund, paid no brokerage commissions. For the fiscal years ended August 31, 2016, 2017 and 2018, the Tax-Advantaged Income Fund paid the following brokerage fees:

	Total $ Amount of Brokerage Commissions Paid (000)			Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers (000)			% of Total Brokerage Commissions Paid to the Affiliated Brokers	% of Total Brokerage Transactions Effected Through Affiliated Brokers
Fund	2016	2017	2018	2016	2017	2018	2018	2018
Tax-Advantaged Income Fund	$14	$18	$9	$0	$0	$0	0%	0%

The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, SIMC or the Funds' Sub-Advisers will deal directly with the dealers who make a market in the securities involved, except in those circumstances where they reasonably believe that better prices and execution may be available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

Brokerage with Fund Affiliates. It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules, or any orders of the SEC. These provisions require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts that are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Funds may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with payment of certain of the Funds' expenses by such broker-dealers. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations or any orders of the SEC.

PORTFOLIO TURNOVER

It is expected that the portfolio turnover rate will normally not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements that enable a Fund to receive favorable tax treatment.

For each of the fiscal years ending August 31, 2017 and 2018, the portfolio turnover rates for the Funds were as follows:

	Turnover Rate
Fund	2017	2018
Intermediate-Term Municipal Fund	12%	17%
Short Duration Municipal Fund	69%	67%
California Municipal Bond Fund	12%	19%
Massachusetts Municipal Bond Fund	15%	13%
New Jersey Municipal Bond Fund	13%	10%
New York Municipal Bond Fund	9%	15%
Pennsylvania Municipal Bond Fund	14%	14%
Tax-Advantaged Income Fund	52%	41%

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings (the "Portfolio Holdings Website"). The Board has approved a policy that provides that portfolio holdings may not be made available to any third-party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five (5) calendar days after each month end, a list of all portfolio holdings in the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income Funds as of the end of such month shall be made available on the Portfolio Holdings Website. The Portfolio Holdings Website may include certain attributes of (a) the Funds' portfolio holdings, such as CUSIP, yield, maturity date, a general category of the instrument, amortized cost value and principal amount, and (b) the

Funds' portfolio, such as the Funds' dollar-weighted average portfolio maturity and dollar-weighted average life. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth calendar month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

The Trust does not have any ongoing arrangements to make available portfolio holdings information sooner than publicly available. Nonetheless, portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Funds' Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust or for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses or SAI for the Funds state that an investment limitation or a fundamental policy may not be changed without shareholder approval or that other action requires shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, even if the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of December 10, 2018, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency or custodial customers.

Name and Address of Shareholder	Number of Shares	Percent of Fund/Class
Intermediate-Term Municipal Fund—Class F
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	131,164,964.560	77.46%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	14,630,444.534	8.64%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	12,276,393.566	7.25%
Intermediate-Term Municipal Fund—Class Y
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	3,767,468.236	45.47%
SEI Private Trust Company c/o 370 Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	1,062,856.724	12.83%
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	824,391.489	9.95%
Short Duration Municipal Fund—Class F
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	97,122,255.626	76.75%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	16,206,569.886	12.81%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	7,048,567.577	5.57%

Name and Address of Shareholder	Number of Shares	Percent of Fund/Class
Short Duration Municipal Fund—Class Y
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	1,883,577.688	38.64%
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	469,647.271	9.63%
SEI Private Trust Company c/o 370 Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	435,306.832	8.93%
California Municipal Bond Fund—Class F
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	25,337,053.172	80.24%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	3,181,149.681	10.07%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	2,119,939.942	6.71%
California Municipal Bond Fund—Class Y
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	2,121,101.587	94.47%
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	118,742.214	5.29%
Massachusetts Municipal Bond Fund—Class F
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	5,541,162.336	74.70%

Name and Address of Shareholder	Number of Shares	Percent of Fund/Class
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	697,679.743	9.41%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	529,495.034	7.14%
Massachusetts Municipal Bond Fund—Class Y
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	72,927.614	74.00%
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	23,765.588	24.12%
New Jersey Municipal Bond Fund—Class F
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	8,677,926.074	73.31%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	1,841,495.531	15.56%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	840,475.362	7.10%
New Jersey Municipal Bond Fund—Class Y
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	30,687.467	94.13%
SEI Corp Attn: Eileen Bonaduce P.O. Box 1100 Oaks, PA 19456-1100	1,913.876	5.87%

Name and Address of Shareholder	Number of Shares	Percent of Fund/Class
New York Municipal Bond Fund—Class F
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	11,314,534.495	65.73%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	3,861,874.023	22.43%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	1,451,067.985	8.43%
New York Municipal Bond Fund—Class Y
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	1,032,099.536	60.25%
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	674,516.021	39.38%
Pennsylvania Municipal Bond Fund—Class F
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	13,261,536.216	80.71%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	1,305,397.590	7.94%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	938,280.618	5.71%
Pennsylvania Municipal Bond Fund—Class Y
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	37,125.765	53.14%

Name and Address of Shareholder	Number of Shares	Percent of Fund/Class
UBS WM USA 0O0 11011 6100 Omnibus Account M/F ATTN: Department Manager 1000 Harbor Boulevard Weehauken, NJ 07086-6761	28,160.441	40.31%
Tax-Advantaged Income Fund—Class F
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	86,972,433.586	77.39%
SEI Private Trust Company c/o GWP US Advisors One Freedom Valley Drive Oaks, PA 19456-9989	11,765,582.808	10.47%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456-9989	7,324,182.237	6.52%
Tax-Advantaged Income Fund—Class Y
SEI Private Trust Company c/o 370 Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	4,808,717.048	42.71%
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	2,908,289.973	25.83%
SEI Private Trust Company c/o 370 Attn: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456-9989	681,593.241	6.05%
SEI Private Trust Company c/o Pinnacle Trust GWP One Freedom Valley Drive Oaks, PA 19456-9989	663,534.268	5.89%
SEI Private Trust Company c/o GWS US Advisors Y Shares One Freedom Valley Drive Oaks, PA 19456-9989	662,552.891	5.88%

CUSTODIAN

U.S. Bank National Association, ("U.S. Bank"), 425 Walnut Street, Cincinnati, Ohio 45202 (the "Custodian"), serves as custodian of the Trust's assets and acts as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania 19103, serves as the Trust's independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A
DESCRIPTION OF RATINGS

Description of Ratings

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATINGS

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Description of Moody's Global Long-Term Ratings

Aaa  Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa  Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A  Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa  Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba  Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B  Obligations rated B are considered speculative and are subject to high credit risk.

Caa  Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca  Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C  Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Hybrid Indicator (hyb)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Description of Moody's Global Short-Term Ratings

P-1  Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2  Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3  Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP  Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Moody's U.S. Municipal Short-Term Obligation Ratings

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal bond anticipation notes of up to five years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels-MIG 1 through MIG 3-while speculative grade short-term obligations are designated SG.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1  This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2  This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3  This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG  This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody's Demand Obligation Ratings

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

Moody's demand obligation ratings are as follows:

VMIG 1  This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2  This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3  This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG  This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of S&P's Issue Credit Ratings

An S&P issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

The likelihood of payment-the capacity and willingness of the obligor to meet its financial commitments on a financial obligation in accordance with the terms of the obligation;

The nature of and provisions of the financial obligation; and the promise S&P imputes; and

The protection afforded by, and relative position of, the financial obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

NR indicates that a rating has not been assigned or is no longer assigned.

Description of S&P's Long-Term Issue Credit Ratings*

AAA  An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

AA  An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

A  An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitments on the obligation is still strong.

BBB  An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor's capacity to meet its financial commitments on the obligation.

BB; B; CCC;  Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative
CC; and C  characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB  An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation.

B  An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

CCC  An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC  An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C  An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D  An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

*Ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Description of S&P's Short-Term Issue Credit Ratings

A-1  A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.

A-2  A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3  A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

B  A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.

C  A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D  A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

Description of S&P's Municipal Short-Term Note Ratings

An S&P U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1  Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

D  'D' is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

Description of Fitch's Credit Ratings

Fitch's credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms investment grade and speculative grade are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation).

For the convenience of investors, Fitch may also include issues relating to a rated issuer that are not and have not been rated on its webpage. Such issues are denoted 'NR.'

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' ratings and ratings below the 'CCC' category. For the short-term rating category of 'F1', a '+' may be appended.

Description of Fitch's Long-Term Corporate Finance Obligations Ratings

AAA  Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB  Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB  Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B  Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC  Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC  Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C  Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.

Ratings in the categories of 'CCC', 'CC' and 'C' can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.

Defaulted obligations typically are not assigned 'RD' or 'D' ratings, but are instead rated in the 'CCC' to 'C' rating categories, depending on their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Description of Fitch's Short-Term Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1  Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3  Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B  Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C  High short-term default risk. Default is a real possibility.

RD  Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D  Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

PART C: OTHER INFORMATION

Item 28.  Exhibits:

(a)  Amended and Restated Agreement and Declaration of Trust, dated September 14, 2016, is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 81 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the U.S. Securities and Exchange Commission (the "SEC") on December 23, 2016 ("Post-Effective Amendment No. 81").

(b)  Amended and Restated By-Laws, dated September 13, 2011, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 16, 2011 ("Post-Effective Amendment No. 67").

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement, dated April 16, 1996, between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation"), is herein incorporated by reference to Exhibit 5(j) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03477), filed with the SEC on December 18, 1997.

(d)(2)  Schedule B, dated August 29, 2000, to the Investment Advisory Agreement, dated April 16, 1996, between the Trust and SIMC (formerly "SEI Financial Management Corporation") with respect to the Pennsylvania Municipal Bond Fund is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 30, 2002 ("Post-Effective Amendment No. 50").

(d)(3)  Schedule D, dated September 17, 2003, to the Investment Advisory Agreement, dated April 16, 1996, between the Trust and SIMC (formerly "SEI Financial Management Corporation") with respect to the Short Duration Municipal Fund is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on October 29, 2004 ("Post-Effective Amendment No. 54").

(d)(4)  Schedule E, dated November 1, 2004, to the Investment Advisory Agreement, dated April 16, 1996, between the Trust and SIMC (formerly "SEI Financial Management Corporation") with respect to the California Tax Exempt Fund and Pennsylvania Tax Free Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 29, 2004.

(d)(5)  Schedule F, dated October 7, 2005, to the Investment Advisory Agreement, dated April 16, 1996, between the Trust and SIMC (formerly "SEI Financial Management Corporation") with respect to the New York Municipal Bond Fund (f/k/a New York Intermediate Term Municipal Portfolio), New Jersey Municipal Bond Fund (f/k/a New Jersey Tax Free Portfolio), Massachusetts Municipal Bond Fund (f/k/a Massachusetts Tax Free Portfolio) and the California Municipal Bond Fund (f/k/a California Tax Free Portfolio) is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on October 28, 2005.

(d)(6)  Schedule G, dated March 14, 2007, to the Investment Advisory Agreement, dated April 16, 1996, between the Trust and SIMC (formerly "SEI Financial Management Corporation") with respect to the Tax-Advantaged Income Fund is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on April 13, 2007 ("Post-Effective Amendment No. 60").

(d)(7)  Investment Sub-Advisory Agreement, dated July 31, 2001, between SIMC and BNY Mellon Asset Management North America Corporation (f/k/a Standish Mellon Asset Management Company LLC) with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 31, 2001.

(d)(8)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated July 31, 2001, between SIMC and BNY Mellon Asset Management North America Corporation (f/k/a Standish Mellon Asset Management Company LLC) with respect to the Intermediate-Term Municipal, New York Municipal Bond and Massachusetts Municipal Bond Funds is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on November 12, 2003.

(d)(9)  Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and BNY Mellon Asset Management North America Corporation (f/k/a Standish Mellon Asset Management Company LLC) with respect to the Pennsylvania Municipal Bond Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 29, 2003.

(d)(10)  Amended Schedules A and B, as last revised December 12, 2013, to the Investment Sub-Advisory Agreement, dated November 12, 2003, between SIMC and BNY Mellon Asset Management North America Corporation (f/k/a Standish Mellon Asset Management Company LLC) with respect to the Pennsylvania Municipal Bond, New Jersey Municipal Bond and California Municipal Bond Funds are herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 71.

(d)(11)  Amended and Restated Investment Sub-Advisory Agreement, dated April 30, 2013, between SIMC and Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust with respect to the Intermediate-Term Municipal Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 27, 2013 ("Post-Effective Amendment No. 71").

(d)(12)  Investment Sub-Advisory Agreement, dated May 4, 2009, between SIMC and Neuberger Berman Investment Advisers LLC (f/k/a Neuberger Berman Fixed Income LLC) with respect to the Massachusetts Municipal Bond (f/k/a Massachusetts Tax Free Money Market) and Short Duration Municipal Funds is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on October 30, 2009.

(d)(13)  Amendment, dated January 1, 2016 to the Investment Sub-Advisory Agreement dated May 4, 2009, between SIMC and Neuberger Berman Investment Advisers LLC (f/k/a Neuberger Berman Fixed Income LLC) with respect to the Massachusetts Municipal Bond (f/k/a Massachusetts Tax Free Money Market) and Short Duration Municipal Funds is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 81.

(d)(14)  Investment Sub-Advisory Agreement, dated May 18, 2007, between SIMC and Pacific Investment Management Company LLC with respect to the Tax-Advantaged Income Fund is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 28, 2007.

(d)(15)  Investment Sub-Advisory Agreement, dated March 16, 2007, between SIMC and Spectrum Asset Management, Inc. with respect to the Tax-Advantaged Income Fund is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 60.

(d)(16)  Investment Sub-Advisory Agreement, dated December 19, 2011, between SIMC and Wells Capital Management Incorporated with respect to the Short Duration Municipal Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 75 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on October 14, 2014.

(d)(17)  Amended Schedules A and B, as last revised December 5, 2017, to the Investment Sub-Advisory Agreement, dated December 19, 2011, between SIMC and Wells Capital Management Incorporated with respect to the Short Duration Municipal and Tax-Advantaged Income Funds are herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 83 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 22, 2017 ("Post-Effective Amendment No. 83").

(d)(18)  Investment Sub-Advisory Agreement, dated March 31, 2017, between SIMC and Western Asset Management Company with respect to the Short Duration Municipal Fund is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 83.

(e)(1)  Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. ("SIDCo.") is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 50.

(e)(2)  Schedule B, dated March 14, 2007, to the Distribution Agreement, dated September 16, 2002, between the Trust and SIDCo. is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 60.

(f)  Not Applicable.

(g)(1)  Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 71.

(g)(2)  Tenth Amendment, dated December 11, 2017, to the Amended and Restated Multi- Trust Custody Agreement, dated June 14, 2013, between the Registrant and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 83.

(g)(3)  Form of Eleventh Amendment to the Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Registrant and U.S. Bank National Association is herein incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 83.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Global Funds Services (f/k/a/ SEI Investments Fund Management) ("SIGFS") is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 54.

(h)(2)  Amended Schedule D, as last revised January 1, 2017, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SIGFS is herein incorporated by reference to Exhibit (h)(2) of Post- Effective Amendment No. 81.

(h)(3)  Class A Shares Shareholder Service Plan and Agreement, dated May 1, 1996, between the Trust and SIDCo. is herein incorporated by reference to Exhibit (9)(a) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on May 2, 1996.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Second Amended and Restated Rule 18f-3 Multiple Class Plan, dated June 22, 2015, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 79 to Registrant's Registration Statement on Form N-1A (File Nos. 002-76990 and 811-03447), filed with the SEC on December 29, 2015.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SIMC, dated December 31, 2015, is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 81.

(p)(2)  The Code of Ethics for SIDCo., dated January 8, 2016, is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 81.

(p)(3)  The Code of Ethics for SIGFS, dated February 2016, is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 81.

(p)(4)  The Code of Ethics for SEI Tax Exempt Trust, as last revised March 14, 2017, is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 83.

(p)(5)  The Code of Ethics for BNY Mellon Asset Management North America Corporation (f/k/a Standish Mellon Asset Management Company LLC), dated November 2006, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 60.

(p)(6)  The Code of Ethics for Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, dated June 30, 2017, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 83.

(p)(7)  The Code of Ethics for Neuberger Berman Investment Advisers LLC (f/k/a Neuberger Berman Fixed Income LLC), dated January 2016, is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 81.

(p)(8)  The Code of Ethics for Pacific Investment Management Company LLC, dated August 2016, is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 81.

(p)(9)  The Code of Ethics for Spectrum Asset Management, Inc., dated July 2011, is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 67.

(p)(10)  The Code of Ethics for Wells Capital Management Incorporated, dated 2018, is filed herewith.

(p)(11)  The Code of Ethics for Western Asset Management Company, as last revised November 1, 2013, is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 83.

(q)(1)  Power of Attorney, dated September 13, 2016, for Robert A. Nesher, James Hoffmayer, Mitchell A. Johnson, George J. Sullivan, Jr., James M. Williams, Hubert L. Harris, Jr., William M. Doran, Nina Lesavoy and Susan C. Cote is herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 81.

(q)(2)  Power of Attorney, dated March 28, 2018, for James B. Taylor is filed herewith.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company, which also controls the Distributor of the Registrant (SIDCo.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31.  Business and other Connections of the Investment Adviser:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the Adviser and each Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The Adviser's and each Sub-Adviser's table was provided to the Registrant by the Adviser or respective Sub-Adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SIMC is the Adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

Unless otherwise noted, the address of all the companies listed below is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael Peterson Director, Senior Vice President & Secretary	SEI Investments Company	Executive Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary
	SEI Trust Company	Vice President
	SEI Funds, Inc.	Vice President, Secretary
	SEI Investments, Inc.	Vice President, Secretary
	SEI Global Investments Corp.	Director, Vice President, Secretary
	SEI Insurance Group, Inc.	Director, Vice President, Assistant Secretary
	SEI Advanced Capital Management, Inc.	Director, Vice President, Secretary
	SEI Primus Holding Corp.	Vice President, Secretary
	SEI Global Services, Inc.	Director, Senior Vice President
	SIMC Holdings, LLC	Manager
	SEI Investment Strategies, LLC	Director, Senior Vice President, Secretary
	LSV Asset Management	Management Committee
	SEI Global Capital Investments, Inc.	Vice President, Secretary
	SEI Investments (Asia), Limited	Director
	SEI Global Holdings (Cayman) Inc.	Director, Vice President, Secretary
	SEI Investments (South Africa) (PTY) Limited	Director
	SEI Investments Canada Company	Director, Secretary
	SEI Custodial Operations Company, LLC	Manager
	SEI Institutional Transfer Agent, Inc.	Director, Senior Vice President
	SIMC Subsidiary, LLC	Manager
	SEI Ventures, Inc.	Vice President, Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Developments, Inc.	Vice President, Secretary
	SEI Keystone Capital Holdings, LLC	Senior Vice President
	SEI Archway Finance & Operations LLC	Manager, Senior Vice President
	SEI Archway Technology Partners LLC	Manager, Senior Vice President
James Smigiel Vice President	SEI Investment Strategies, LLC	Vice President
Kevin P. Barr Director & President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director, President, Chief Executive Officer
	SEI Global Services Inc.	Vice President
	SEI Investment Strategies, LLC	Director, President
	SEI Investments Global, Limited	Director
	SEI Investments Canada Company	Director, President
Wayne M. Withrow Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director
	SEI Global Services, Inc.	Director, Senior Vice President
	SEI Investments Global (Cayman), Limited	Director
Joseph P. Ujobai Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Global Investments Corp.	President
	SEI Global Services, Inc.	Senior Vice President
	SEI Investments (Asia), Limited	Director
	SEI Investments (Europe) Ltd.	Director
	SEI Global Nominee Ltd.	Director
	SEI European Services Limited	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kathy C. Heilig Vice President & Treasurer	SEI Investments Company	Vice President, Controller & Chief Accounting Officer
	SEI Funds Inc.	Director, Vice President, Treasurer
	SEI Investments, Inc.	Director, Vice President, Treasurer
	SEI Global Investments Corp.	Director, Vice President & Treasurer
	SEI Insurance Group, Inc.	Vice President, Treasurer
	SEI Advanced Capital Management, Inc.	Director, Vice President, Treasurer
	SEI Primus Holding Corp.	Director, Vice President, Treasurer
	SEI Global Services, Inc.	Treasurer
	SEI Investment Strategies, LLC	Director, Vice President, Treasurer
	SEI Global Capital Investments, Inc.	Director, Vice President, Treasurer
	SEI Investments Global (Cayman), Limited	Vice President, Treasurer
	SEI Global Holdings (Cayman) Inc.	Vice President, Assistant Secretary & Treasurer
	SEI Investments Canada Company	Vice President
	SEI Ventures, Inc.	Director, Vice President, Treasurer
	SEI Investments Developments, Inc.	Director, Vice President, Treasurer
	SEI Investments Global Funds Services	Vice President, Treasurer
	SEI Keystone Capital Holdings, LLC	Vice President
	SEI Archway Finance & Operations LLC	Vice President
	SEI Archway Technology Partners LLC	Vice President
	Huntington Steele LLC	Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company	Vice President—Legal & Assistant Secretary
	SEI Funds, Inc.	Vice President
	SEI Global Services, Inc.	Vice President
	SIMC Holdings, LLC	Manager
	SEI Investment Strategies, LLC	General Counsel, Vice President, Secretary
	SIMC Subsidiary, LLC	Manager
	SEI Institutional Transfer Agent, Inc.	General Counsel, Secretary
	Huntington Steele LLC	Manager
Aaron Buser Vice President & Assistant Secretary	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
David McCann Vice President & Assistant Secretary	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President
Paul F. Klauder Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director
	SEI Global Services, Inc.	Vice President
	SEI Trust Company	Director, Vice President
	SEI Investments Strategies, LLC	Director
	SEI Investments (Asia), Limited	Director
	SEI Global Holdings (Cayman) Inc.	Director, Vice President
	SEI Investments (South Africa) (PTY) Limited	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Canada Company	Director, Vice President
Roger Messina Vice President	SEI Global Services, Inc.	Vice President
	SEI Investments Canada Company	Vice President
Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President
Robert Wrzesniewski Vice President	SEI Global Services, Inc.	Vice President
Brian Vrabel Vice President & Assistant Secretary	SEI Funds, Inc.	Vice President
	SEI Investment Strategies, LLC	Vice President, Assistant Secretary
Raquell Baker Vice President	SEI Global Services, Inc.	Vice President
	SEI Investments Canada Company	Vice President
John W. Lau Vice President	SEI Investments (Asia), Limited	Director, FATCA Responsible Officer
Stephen G. MacRae Vice President	SEI Global Services, Inc.	Vice President
	SEI Investment Strategies, LLC	Vice President
Radoslav K. Koitchev Vice President	SEI Investment Strategies, LLC	Vice President
Michael Farrell Vice President	SEI Global Services, Inc.	Vice President
	Huntington Steele LLC	Manager
Kevin Matthews Vice President	SEI Global Services, Inc.	Vice President
	SEI Investment Strategies, LLC	Director
Marcia Noa Vice President	SEI Global Services, Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Teresa Curley Vice President & FATCA Responsible Officer	SEI Investments Company	Vice President, FATCA Responsible Officer
	SEI Investments Distribution Co.	FATCA Responsible Officer
	SEI Trust Company	Vice President, FATCA Responsible Officer
	SEI Funds, Inc.	Vice President, FATCA Responsible Officer
	SEI Investments, Inc.	Vice President, FATCA Responsible Officer
	SEI Global Investments Corp.	Vice President, FATCA Responsible Officer
	SEI Insurance Group, Inc.	Vice President, FATCA Responsible Officer
	SEI Advanced Capital Management, Inc.	Vice President, FATCA Responsible Officer
	SEI Primus Holding Corp.	Vice President, FATCA Responsible Officer
	SEI Global Services, Inc.	Vice President, FATCA Responsible Officer
	SEI Private Trust Company	Vice President, FATCA Responsible Officer
	SIMC Holdings, LLC	Manager, Vice President, FATCA Responsible Officer
	SEI Investment Strategies, LLC	Vice President, FATCA Responsible Officer
	LSV Asset Management	Vice President, FATCA Responsible Officer
	SEI Global Capital Investments, Inc.	Vice President, FATCA Responsible Officer
	SEI Investments (Europe) Ltd.	FATCA Responsible Officer
	SEI Global Nominee Ltd.	FATCA Responsible Officer
	SEI Trustees Limited	FATCA Responsible Officer
	SEI European Services Limited	FATCA Responsible Officer
	SEI Investments Global (Cayman), Limited	Vice President, FATCA Responsible Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Global Holdings (Cayman) Inc.	Vice President, FATCA Responsible Officer
	SEI Investments (South Africa) (PTY) Limited	Vice President, FATCA Responsible Officer
	SEI Investments Global, Limited	Vice President, FATCA Responsible Officer
	SEI Investments Global Fund Services, Limited	Vice President, FATCA Responsible Officer
	SEI Investments Depositary and Custodial Services (Ireland) Limited	Vice President, FATCA Responsible Officer
	SEI Investments Canada Company	Vice President, FATCA Responsible Officer
	SEI Custodial Operations Company, LLC	Vice President, FATCA Responsible Officer
	SEI Institutional Transfer Agent, Inc.	Vice President, FATCA Responsible Officer
	SIMC Subsidiary, LLC	Manager, Vice President, FATCA Responsible Officer
	SEI Ventures, Inc.	Vice President, FATCA Responsible Officer
	SEI Investments Developments, Inc.	Vice President, FATCA Responsible Officer
	SEI Investments Global Funds Services	Vice President, FATCA Responsible Officer
	SEI Investments—Guernsey Limited	Vice President, FATCA Responsible Officer
	SEI Keystone Capital Holdings, LLC	Vice President, FATCA Responsible Officer
	SEI Archway Finance & Operations LLC	Vice President, FATCA Responsible Officer
	SEI Archway Technology Partners LLC	Vice President, FATCA Responsible Officer
Sean Simko Vice President	SEI Global Services, Inc.	Vice President

BNY Mellon Asset Management North America Corporation

BNY Mellon Asset Management North America Corporation ("BNY Mellon"), is a Sub-Adviser for the Registrant's Intermediate-Term Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds. The principal business address of BNY Mellon is 201 Washington Street, Boston, Massachusetts 02108. BNY Mellon is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of BNY Mellon has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

Delaware Investments Fund Advisers ("DIFA"), a series of Macquarie Investment Management Business Trust, is a Sub-Adviser for the Registrant's Intermediate-Term Municipal Fund. The principal business address of DIFA is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. DIFA is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the following persons serving as directors or officers of DIFA have held the following positions during the past two fiscal years. Additionally, unless otherwise noted, the principal business address of each of the other companies is 2005 Market Street, Philadelphia, Pennsylvania 19103.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Shawn Lytle President	Delaware Funds® by Macquarie	President/Chief Executive Officer
	Macquarie Investment Management	Various executive capacities
	Optimum Fund Trust	President/Chief Executive Officer
Roger A. Early Executive Vice President/Executive Director, Global Co-Head of Fixed Income	Delaware Funds® by Macquarie	Executive Vice President/Executive Director, Global Co-Head of Fixed Income
	Macquarie Investment Management	Various executive capacities
Dominic Janssens Executive Vice President/Global Chief Operations Officer	Delaware Funds® by Macquarie	Executive Vice President/Global Chief Operations Officer
	Macquarie Investment Management	Various executive capacities
John Leonard Executive Vice President/Global Chair of Equities	Delaware Funds® by Macquarie	Executive Vice President/Global Chair of Equities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Macquarie Investment Management	Various executive capacities
Alexander Alston Senior Vice President/ Co-Head of Private Placements Analysts	Macquarie Investment Management	Various executive capacities
Wayne A. Anglace Senior Vice President/Senior Portfolio Manager	Macquarie Investment Management	Various executive capacities
Joseph R. Baxter Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager	Delaware Funds® by Macquarie	Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager
	Macquarie Investment Management	Various capacities
Christopher S. Beck Senior Vice President/Chief Investment Officer—Small Cap Value/Mid-Cap Value Equity	Delaware Funds® by Macquarie	Senior Vice President/Chief Investment Officer—Small Cap Value/Mid-Cap Value Equity
	Macquarie Investment Management	Various capacities
David Brenner Senior Vice President/Chief Administration Officer	Delaware Funds® by Macquarie	Senior Vice President/Chief Administration Officer
	Macquarie Investment Management	Various capacities
Adam H. Brown Senior Vice President/ Senior Portfolio Manager/ Co-Head of High Yield	Delaware Funds® by Macquarie	Senior Vice President/Senior Portfolio Manager/Co-Head of High Yield
	Macquarie Investment Management	Various capacities
Stephen J. Busch Senior Vice President/ Head of Separately Managed Account Operations and Fund Oversight	Delaware Funds® by Macquarie	Senior Vice President/Head of Separately Managed Account Operations and Fund Oversight

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Macquarie Investment Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Investment Accounting
Michael F. Capuzzi Senior Vice President/Head of Investment Operations	Delaware Funds® by Macquarie	Senior Vice President/Head of Investment Operations
	Macquarie Investment Management	Various capacities
Liu-Er Chen Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare	Delaware Funds® by Macquarie	Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare
	Macquarie Investment Management	Various capacities
David F. Connor Senior Vice President/General Counsel/Secretary	Delaware Funds® by Macquarie	Senior Vice President/General Counsel/Secretary
	Macquarie Investment Management	Various capacities
	Optimum Fund Trust	Senior Vice President/General Counsel/Secretary
Stephen J. Czepiel Senior Vice President/Senior Portfolio Manager	Macquarie Investment Management	Various capacities
Craig C. Dembek Senior Vice President/ Co-Head of Credit Research	Delaware Funds® by Macquarie	Senior Vice President/Co-Head of Credit Research
	Macquarie Investment Management	Various capacities
Joseph Devine Senior Vice President/Chief Investment Officer, Global Ex-US Equities	Delaware Funds® by Macquarie	Senior Vice President/Chief Investment Officer, Global Ex-US Equities
	Macquarie Investment Management	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
W. Alexander Ely Senior Vice President/Chief Investment Officer, Small/Mid-Cap Growth Equity	Delaware Funds® by Macquarie	Senior Vice President/Chief Investment Officer, Small/Mid-Cap Growth Equity
	Macquarie Investment Management	Various capacities
Brad Frischberg Senior Vice President/Chief Investment Officer, Global Listed Infrastructure	Macquarie Investment Management	Various capacities
Stuart M. George Senior Vice President/Head of Equity Trading	Delaware Funds® by Macquarie	Senior Vice President/Head of Equity Trading
	Macquarie Investment Management	Various capacities
Gregory A. Gizzi Senior Vice President/Senior Portfolio Manager	Macquarie Investment Management	Various capacities
Edward A. Gray Senior Vice President/Chief Investment Officer—Global and International Value Equity	Delaware Funds® by Macquarie	Senior Vice President/Chief Investment Officer—Global and International Value Equity
	Macquarie Investment Management	Various capacities
Paul Grillo Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategies	Delaware Funds® by Macquarie	Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategies
	Macquarie Investment Management	Various capacities
Brian J. Hannon Senior Vice President/High Yield Trader	Delaware Funds® by Macquarie	Senior Vice President/High Yield Trader
	Macquarie Investment Management	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Sharon Hill Senior Vice President/Head of Equity Quantitative Research and Analytics	Delaware Funds® by Macquarie	Senior Vice President/Head of Quantitative Research and Analytics
	Macquarie Investment Management	Various capacities
J. David Hillmeyer Senior Vice President/Senior Portfolio Manager	Delaware FundsSM by Macquarie	Senior Vice President/Senior Portfolio Manager
	Macquarie Investment Management	Various capacities
James L. Hinkley Senior Vice President/Head of Product Management	Delaware Funds® by Macquarie	Senior Vice President/Head of Product Management
	Macquarie Investment Management	Various capacities
Kashif Ishaq Senior Vice President/Head of Investment Grade Corporate Bond Trading	Delaware Funds® by Macquarie	Senior Vice President/Head of Investment Grade Corporate Bond Trading
	Macquarie Investment Management	Various capacities
Cynthia I. Isom Senior Vice President/Senior Portfolio Manager	Delaware Funds® by Macquarie	Senior Vice President/Senior Portfolio Manager
	Macquarie Investment Management	Various capacities
John H. Kim Senior Vice President/Legal	Macquarie Investment Management	Various capacities
Frank G. LaTorraca Senior Vice President/Co-Head of Private Placements	Macquarie Investment Management	Various capacities
	Delaware Funds® by Macquarie	Senior Vice President/Senior Portfolio Manager/Senior Structured Products Analyst

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Brian McDonnell Senior Vice President/Senior Portfolio Manager/Senior Structured Products Analyst	Macquarie Investment Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Senior Portfolio Manager/Senior Structured Products Analyst
John P. McCarthy Senior Vice President/Senior Portfolio Manager/Co-Head of High Yield	Delaware Funds® by Macquarie	Senior Vice President/Senior Portfolio Manager/Co-Head of High Yield
	Macquarie Investment Management	Various capacities
Francis X. Morris Senior Vice President/Chief Investment Officer—Core Equity	Delaware Funds® by Macquarie	Senior Vice President/Chief Investment Officer—Core Equity
	Macquarie Investment Management	Various capacities
Brian L. Murray, Jr. Senior Vice President/Global Chief Compliance Officer	Delaware Funds® by Macquarie	Senior Vice President/Global Chief Compliance Officer
	Macquarie Investment Management	Various capacities
	Optimum Fund Trust	Vice President/Chief Compliance Officer
Susan L. Natalini Senior Vice President/Chief Operations Officer—Equity and Fixed Income Investments	Delaware Funds® by Macquarie	Senior Vice President/Chief Operations Officer—Equity and Fixed Income Investments
	Macquarie Investment Management	Various capacities
D. Tysen Nutt Senior Vice President/Senior Portfolio Manager/Team Leader—Large-Cap Value Equity	Delaware Funds® by Macquarie	Senior Vice President/Senior Portfolio Manager/Team Leader—Large-Cap Value Equity

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Macquarie Investment Management	Various capacities
Philip O. Obazee Senior Vice President/Head of Derivatives	Delaware Funds® by Macquarie	Senior Vice President/ Head of Derivatives
	Macquarie Investment Management	Various capacities
Terrance M. O'Brien Senior Vice President/Head of Portfolio Analytics	Delaware Funds® by Macquarie	Senior Vice President/Head of Portfolio Analytics
	Macquarie Investment Management	Various capacities
Mansur Z. Rasul Senior Vice President/Portfolio Manager/Head of Emerging Markets Credit Trading	Delaware Funds® by Macquarie	Senior Vice President/Portfolio Manager/Head of Emerging Markets Credit Trading
	Macquarie Investment Management	Various capacities
Richard Salus Senior Vice President/Global Head of Fund Administration	Delaware Funds® by Macquarie	Senior Vice President/Global Head of Fund Administration
	Macquarie Investment Management	Various capacities
	Optimum Fund Trust	Senior Vice President/Chief Financial Officer
Neil Siegel Senior Vice President/Chief Marketing and Product Officer	Delaware Funds® by Macquarie	Senior Vice President/Senior Portfolio Manager
	Macquarie Investment Management	Various capacities
Jennifer Walker Senior Vice President/Global Head of Client Administration	Delaware Funds® by Macquarie	Senior Vice President/Global Head of Client Administration
	Macquarie Investment Management	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Babak Zenouzi Senior Vice President/Chief Investment Officer—Real Estate Securities and Income Solutions	Delaware Funds® by Macquarie	Senior Vice President/Chief Investment Officer—Real Estate Securities and Income Solutions
	Macquarie Investment Management	Various capacities
Gary T. Abrams Vice President/Head of International Equity Trading	Delaware Funds® by Macquarie	Vice President/Head of International Equity Trading
	Macquarie Investment Management	Various capacities
Christopher S. Adams Vice President/Senior Portfolio Manager	Macquarie Investment Management	Various capacities
Damon J. Andres Vice President/Senior Portfolio Manager	Macquarie Investment Management	Various capacities
Patricia L. Bakely Vice President/Chief Financial Officer/Treasurer	Delaware Funds® by Macquarie	Vice President/Chief Financial Officer/Treasurer
	Macquarie Investment Management	Various capacities
Mary Ellen M. Carrozza Vice President/Institutional Client Services	Delaware Funds® by Macquarie	Vice President/Institutional Client Services
	Macquarie Investment Management	Various capacities
Steven G. Catricks Vice President/Portfolio Manager/Equity Analyst	Macquarie Investment Management	Various capacities
Jamie Charieri	Macquarie Investment Management	Various capacities
Anthony G. Ciavarelli Vice President/Associate General Counsel/Assistant Secretary	Delaware Funds® by Macquarie	Vice President/Associate General Counsel/Assistant Secretary
	Macquarie Investment Management	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
	Macquarie Investment Management	Various capacities
Kishor K. Daga Vice President/Institutional Account Services	Delaware Funds® by Macquarie	Vice President/Institutional Account Services
	Macquarie Investment Management	Various capacities
Michael E. Dresnin Vice President/Associate General Counsel/Assistant Secretary	Delaware Funds® by Macquarie	Vice President/Associate General Counsel/Assistant Secretary
	Macquarie Investment Management	Various capacities
	Optimum Fund Trust	Vice President/Deputy General Counsel/Assistant Secretary
Joel A. Ettinger Vice President/Taxation	Delaware Funds® by Macquarie	Vice President/Taxation
	Macquarie Investment Management	Various capacities
	Optimum Fund Trust	Vice President/Taxation
William J. Fink Vice President/Deputy Chief Compliance Officer	Macquarie Investment Management	Various capacities
Joseph Fiorilla Vice President/Trading Operations	Delaware Funds® by Macquarie	Vice President/Trading Operations
	Macquarie Investment Management	Various capacities
Denise A. Franchetti Vice President/Portfolio Manager/Senior Research Analyst	Delaware Funds® by Macquarie	Vice President/Portfolio Manager/Senior Research Analyst
	Macquarie Investment Management	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Daniel V. Geatens Vice President/Director of Financial Administration	Delaware Funds® by Macquarie	Vice President/Director of Financial Administration
	Macquarie Investment Management	Various capacities
	Optimum Fund Trust	Vice President/Treasurer
Stephen Hoban Vice President/Controller	Delaware Funds® by Macquarie	Vice President/Controller
	Macquarie Investment Management	Various capacities
Jerel A. Hopkins Vice President/Associate General Counsel/Assistant Secretary	Delaware Funds® by Macquarie	Vice President/Associate General Counsel/Assistant Secretary
	Macquarie Investment Management	Various capacities
Michael Q. Mahoney Vice President/Fund Administration	Macquarie Investment Management	Various capacities
Andrew McEvoy Vice President/Trade Settlements	Delaware Funds® by Macquarie	Vice President/Trade Settlements
	Macquarie Investment Management	Various capacities
	Optimum Fund Trust	Vice President/Trade Settlements
Peter T. Pan Vice President/Head of US SMA Trading	Delaware Funds® by Macquarie	Vice President/Head of US SMA Trading
	Macquarie Investment Management	Various capacities
William Speacht Vice President/Deputy Chief Compliance Officer	Delaware Funds® by Macquarie	Vice President/Deputy Chief Compliance Officer
	Macquarie Investment Management	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
John C. Van Roden III Vice President/Head of Municipal Trading	Delaware Funds® by Macquarie	Vice President/Head of Municipal Trading
	Macquarie Investment Management	Various capacities
Emilia P. Wang Vice President/Associate General Counsel/Assistant Secretary	Delaware Funds® by Macquarie	Vice President/Associate General Counsel/Assistant Secretary
	Macquarie Investment Management	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
Lauren Weintraub Vice President/Equity Trader	Macquarie Investment Management	Various capacities
	Delaware Funds® by Macquarie	Vice President/Associate General Counsel/Assistant Secretary
Kathryn R. Williams Vice President/Associate General Counsel/Assistant Secretary	Macquarie Investment Management	Various capacities
	Optimum Fund Trust	Vice President/Associate General Counsel/Assistant Secretary
Joseph Zalewski Vice President/Analyst	Macquarie Investment Management	Various capacities

Neuberger Berman Investment Advisers LLC

Neuberger Berman Investment Advisers LLC ("NBIA") is a Sub-Adviser for the Registrant's Short Duration Municipal Fund. The principal business address of NBIA is 1290 Sixth Avenue, New York, New York 10104. NBIA is a registered investment adviser under the Advisers Act.

NBIA is an indirect, wholly-owned subsidiary of Neuberger Berman Group LLC. Information as to the directors and executive officers of NBIA set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-61757), and amended through the date hereof, is incorporated by reference. The directors and executive officers of NBIA are: Bradley Tank, Joseph Amato, Andrew Johnson, Lawrence Kohn, James Dempsey, Brad Cetron, and Robert Eason. These individuals have not been engaged in any other business or profession, vocation or employment of a substantial nature during the past two fiscal years other than in their capacities as a director or officer of NBIA or certain of NBIA's affiliated entities or certain domestic or non-US investment companies.

Pacific Investment Management Company LLC

Pacific Investment Management Company LLC ("PIMCO") is a Sub-Adviser for the Registrant's Tax-Advantaged Income Fund. The principal business address of PIMCO is 650 Newport Center Drive, Newport Beach, California 92660. PIMCO is a registered investment adviser under the Advisers Act.

The list required by this Item 31 of officers and partners of PIMCO, together with any information as to any business, profession, vocation, or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Form ADV filed by PIMCO pursuant to the Advisers Act (SEC File No. 801-48187).

Spectrum Asset Management, Inc.

Spectrum Asset Management, Inc. ("Spectrum") is a Sub-Adviser for the Registrant's Tax-Advantaged Income Fund. The principal business address of Spectrum is 2 High Ridge Park, Stamford, Connecticut 06905. Spectrum is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Spectrum has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Wells Capital Management Incorporated

Wells Capital Management Incorporated ("WellsCap") is a Sub-Adviser for the Registrant's Short Duration Municipal and Tax-Advantaged Income Funds. The principal business address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105. WellsCap is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Kirk Douglas Hartman Director, President, Executive Vice President and Chief Investment Officer, Wells Capital Management Incorporated
Sallie Clements Squire Director, Executive Vice President, Chief Administrative Officer, Wells Capital Management Incorporated	Wells Fargo Bank, N.A. 420 Montgomery Street. San Francisco, CA 94104	Vice President, Wells Fargo Bank, N.A.
Karen Lee Norton Director, Senior Vice President and Chief Operations Officer, Wells Capital Management Incorporated	Wells Capital Management GP LLC 555 West Fifth Street, 50th Floor Los Angeles, CA 90013	Director and Senior Vice President, Wells Capital Management GP LLC
	Evergreen Alternative Capital, Inc. 200 Berkeley Street, 23rd Floor Boston, MA 02116	Director and Vice President, Evergreen Alternative Capital, Inc.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Wells Fargo Bank, N.A. 420 Montgomery Street. San Francisco, CA 94104	Vice President, Wells Fargo Bank, N.A
	Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Senior Vice President—Wells Fargo Funds Management, LLC
Francis Jon Baranko Director, Senior Vice President and Chief Equity Officer, Wells Capital Management Incorporated	Wells Capital Management GP LLC 555 West Fifth Street, 50th Floor Los Angeles, CA 90013	Director and Senior Vice President, Wells Capital Management GP LLC
	Evergreen Alternative Capital, Inc. 200 Berkeley Street, 23rd Floor Boston, MA 02116	Director and Vice President, Evergreen Alternative Capital, Inc.
	Wells Fargo Bank, N.A. 420 Montgomery Street. San Francisco, CA 94104	Vice President, Wells Fargo Bank, N.A
	Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Senior Vice President—Wells Fargo Funds Management, LLC
Siobhan Connolly Foy Senior Vice President and Chief Compliance Officer, Wells Capital Management Incorporated
Andrew John Hunt	ECM Asset Management Limited 34 Grosvenor Street London, England W1K 4QU	Director, ECM Asset Management Limited
	Wells Fargo Asset Management (International), LLC One Plantation Place, 8th Floor 30 Fenchurch St, London, GBR EC3M 3BD	Director, Wells Fargo Asset Management (International), LLC
	Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Senior Vice President—Wells Fargo Funds Management, LLC

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Lyle James Fitterer Co-Head Fixed Income, Senior Portfolio Manager and Vice President, Wells Capital Management Incorporated	Wells Fargo (Lux) Worldwide Fund—Global Equity Absolute Return Fund 80 Route d'Esch, Luxembourg, Luxembourg L-1470	Director, Wells Fargo (Lux) Worldwide Fund—Global Equity Absolute Return Fund
Nicolaas Florsi Marais Head of Multi-Asset Solutions and Executive Vice President, Wells Capital Management Incorporated	Wells Fargo (Lux) Worldwide Fund—Global Long/Short Equity Fund 2-4 rue Eugene Ruppert, Luxembourg, Luxembourg L-2453	Director, Wells Fargo (Lux) Worldwide Fund—Global Long/Short Equity Fund
	Wells Fargo Asset Management Luxembourg S.A. The Directors' Office, 19, rue de Bitbourg, Luxembourg L-1273	Director, Wells Fargo Asset Management Luxembourg S.A.
	Worldwide Alternative Fund SICAV-SIF 80 Route d'Esch, Luxembourg, Luxembourg L-1470	Director, Worldwide Alternative Fund SICAV-SIF
	European Infrastructure Debt—Euro GP Sarl 80 Route d'Esch, Luxembourg, Luxembourg L-1470	Manager, European Infrastructure Debt—Euro GP Sarl
	European Infrastructure Debt—Sterling GP Sàrl 80 Route d'Esch, Luxembourg, Luxembourg L-1470	Manager, European Infrastructure Debt—Sterling GP Sàrl
	European Infrastructure Debt (SV)—Sterling GP Sarl 80 Route d'Esch, Luxembourg, Luxembourg L-1470	Manager, European Infrastructure Debt (SV)—Sterling GP Sarl
	Wells Fargo Asset Management Holdings, LLC 525 Market Street, 10th Floor San Francisco, CA 94105	Manager, Wells Fargo Asset Management Holdings, LLC

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a Sub-Adviser for the Registrant's Short Duration Municipal Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
James W. Hirschmann III, Director, Chief Executive Officer and President	Western Asset Mortgage Capital Corporation, 385 Colorado Blvd., Pasadena, CA 91101	Director and Chairman of the Board
John D. Kenney, Non-Employee Director	Legg Mason, Inc. 100 International Drive, Baltimore, MD 21202	Vice President
	QS Investors, LLC, 880 Third Avenue, 7th Floor, New York, NY 10022, New York, NY 10022	Director
	QS Investors Holdings, LLC 880 Third Avenue, 7th Floor, New York, NY 10022, New York, NY 10022	Director
	QS Batterymarch Financial Management, Inc., 880 Third Avenue, 7th Floor, New York, NY 10022, New York, NY 10022	Director
	Legg Mason Charitable Foundation, Inc., 100 International Drive, Baltimore, MD 21202	Vice President
	ClearBridge Investments, LLC, 620 Eighth Avenue, 48th Floor New York, NY 10018	Director
	Legg Mason ClearBridge Holdings LLC, 100 International Drive, Baltimore, MD 21202 , Baltimore, MD 21202	Director
	Legg Mason Australia Holdings Pty Limited , Level 47, 120 Collins Street,, Melbourne, VIC 3000, Australia, Melbourne, VIC 3000, Australia	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Royce & Associates, GP, LLC, 745 Fifth Avenue, New York, NY 10151, New York, NY 10151	Manager
	Legg Mason Royce Holdings, LLC, 100 International Drive, Baltimore, MD 21202	Manager
	EnTrustPermal Partners Holdings LLC, 375 Park Avenue, 24th Floor, New York, NY 10152, New York, NY 10152	Director
	EnTrustPermal LLC, 100 International Drive, Baltimore, MD 21202	Director
	Martin Currie (Holdings) Limited, Clarendon House, 2 Church Street, Hamilton HM11, Bermuda	Director
	Martin Currie Limited, Saltire Court, 20 Castle Terrace, Edinburgh, EH1 2ES, United Kingdom	Director
	RARE Infrastructure Finance Pty Limited, Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director
	RARE Infrastructure International Pty Limited, Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director
	RARE Infrastructure Limited, Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director
	RARE Infrastructure (Europe) Pty Limited, Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	RARE Infrastructure (North America) Pty Limited, Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director
	RARE Holdings Pty Limited, Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director
	RARE Holdings Pty Limited, Level 13, 35 Clarence Street, Sydney, NSW 2000, Australia	Director, Treasury
	LM/Clarion I, LLC, 100 International Drive, Baltimore, MD 21202	Manager
	LM/Clarion II, LLC, 100 International Drive, Baltimore, MD 21202	Manager
	Clarion Partners Holdings, LLC, 230 Park Avenue, Floor 12, New York, NY 10169	Director
Thomas C. Merchant, Non-Employee Director	Legg Mason, Inc., 100 International Drive, Baltimore, MD 21202	Executive Vice President, General Counsel and Secretary
	Legg Mason & Co., LLC, 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason Political Action Committee, 100 International Drive, Baltimore, MD 21202	Member and Secretary
	The Baltimore Company, 100 International Drive, Baltimore, MD 21202	Secretary
	BMML, Inc., 100 International Drive, Baltimore, MD 21202	Secretary
	Brandywine Global Investment Management, LLC, 2929 Arch Street, 8th Floor, Philadelphia, PA 19104	Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Barrett Associates, Inc., 90 Park Avenue, New York, NY 10016	Secretary
	Legg Mason Charitable Foundation, Inc., 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason Commercial Real Estate Services, Inc., 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason International Holdings, LLC, 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason Realty Group, Inc., 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason Realty Partners, Inc., 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason Tower, Inc., 100 International Drive, Baltimore, MD 21202	Secretary
	Legg Mason Holdings, LLC, 100 International Drive, Baltimore, MD 21202	Secretary
	LM Capital Support V, LLC, 100 International Drive, Baltimore, MD 21202	Secretary
	LMOBC, Inc., 600 Vine Street, Suite 2100 Cincinnati, OH 45202	Secretary
	Pelican Holdings I, LLC, 100 International Drive, Baltimore, MD 21202	Secretary
	Pelican Holdings II, LLC, 100 International Drive, Baltimore, MD 21202	Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Legg Mason Real Estate Securities Advisors, Inc., 100 International Drive, Baltimore, MD 21202	Secretary
	QS Batterymarch Financial Management, Inc., 880 Third Avenue, 7th Floor, New York, NY 10022	Director
	QS Investors, LLC, 880 Third Avenue, 7th Floor, New York, NY 10022	Director
	QS Investors Holdings, LLC, 880 Third Avenue, 7th Floor, New York, NY 10022	Director
	Western Asset Management Company Limited, 10 Exchange Square, 10th Floor, Primrose Street, London EC2A 2EN, United Kingdom	Non-Executive Director
Jennifer W. Murphy, Director and Chief Operating Officer	Western Asset Mortgage Capital Corporation, 385 Colorado Blvd., Pasadena, CA 91101	President and Chief Executive Officer
Peter H. Nachtwey, Non-Employee Director	Legg Mason, Inc., 100 International Drive, Baltimore, MD 21202	Senior Executive Vice President and Chief Financial Officer
	Legg Mason & Co., LLC, 100 International Drive, Baltimore, MD 21202	Director and President
	Legg Mason Partners Fund Advisor, LLC, 620 Eighth Avenue, 48th Floor, New York, NY 10018	Director
	The Baltimore Company, 100 International Drive, Baltimore, MD 21202	Director and President
	QS Batterymarch Financial Management, Inc., 880 Third Avenue, 7th Floor, New York, NY 10022	Former Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	BMML, Inc., 100 International Drive, Baltimore, MD 21202	Director and President
	Brandywine Global Investment Management, LLC, 2929 Arch Street, 8th Floor Philadelphia, PA 19104	Former Director
	ClearBridge Investments, LLC , 620 Eighth Avenue, 48th Floor New York, NY 10018	Former Director
	Legg Mason ClearBridge Holdings LLC, 100 International Drive, Baltimore, MD 21202	Manager
	Legg Mason Fund Asset Management, Inc., 620 Eighth Avenue, 48th Floor, New York, NY 10018	Director
	ClearBridge, LLC, 100 International Drive, Baltimore, MD 21202	Manager
	Legg Mason Commercial Real Estate Services, Inc., 100 International Drive, Baltimore, MD 21202	Director and President
	Legg Mason Investment Counsel, LLC, 100 International Drive, Baltimore, MD 21202	Former Director
	Legg Mason Political Action Committee, 100 International Drive, Baltimore, MD 21202	Member and Chairman
	Legg Mason International Holdings, LLC, 100 International Drive, Baltimore, MD 21202	Director
	Legg Mason Private Portfolio Group, LLC, 620 Eighth Avenue, 48th Floor, New York, NY 10018	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Legg Mason Real Estate Securities Advisors, Inc., 100 International Drive, Baltimore, MD 21202	Director and President
	Legg Mason Realty Group, Inc., 100 International Drive, Baltimore, MD 21202	Director and President
	Legg Mason Realty Partners, Inc., 100 International Drive, Baltimore, MD 21202	Director and President
	Legg Mason Tower, Inc., 100 International Drive, Baltimore, MD 21202	Director and President
	LM BAM, Inc., 46 Public Square, Suite 700 Wilkes Barre, PA 18701	Director and President
	LM Capital Support V, LLC, 100 International Drive, Baltimore, MD 21202	Director and President
	Pelican Holdings I, LLC, 100 International Drive, Baltimore, MD 21202	Director
	Pelican Holdings II, LLC, 100 International Drive, Baltimore, MD 21202	Director
	Royce & Associates, GP, LLC, 745 Fifth Avenue, New York, NY 10151	Manager
	Legg Mason Royce Holdings, LLC, 100 International Drive, Baltimore, MD 21202	Manager
	LM/Clarion I, LLC, 100 International Drive, Baltimore, MD 21202	Manager
	LM/Clarion II, LLC, 100 International Drive, Baltimore, MD 21202	Manager
	Clarion Partners Holdings, LLC, 230 Park Avenue, Floor 12, New York, NY 10169	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Gray Seifert & Company, LLC, 100 International Drive, Baltimore, MD 21202	Director and President
	LM Asset Services, LLC, 620 Eighth Avenue, 48th Floor, New York, NY 10018	Director
	Legg Mason Charitable Foundation, Inc., 100 International Drive, Baltimore, MD 21202	Vice President and Treasurer
Charles A. Ruys de Perez, Secretary and General Counsel	Western Asset Holdings (Australia) Pty Ltd, Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia	Director
	Western Asset Management Company Pty Ltd, Level 48, Collins Street, GPO Box 507, Melbourne, VIC 3000, Australia	Director
	Western Asset Management Company Ltd, 5-1 Marunochi, 1-Chome, Chiyoda-Ku, Tokyo 100-6536, Japan	Director
	Western Asset Management Company Pte. Ltd, 1 George Street #23-01, Singapore 049145	Director
	Western Asset Management Company Limited, 10 Exchange Square, 10th Floor, Primrose Street, London EC2A 2EN United Kingdom	Director

Item 32.  Principal Underwriter.

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SIDCo., acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act Qualified Investment Fund)	January 8, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust	December 10, 2010
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KraneShares Trust	December 18, 2012
LocalShares Investment Trust	May 6, 2013
SEI Insurance Products Trust	September 10, 2013
KP Funds	September 19, 2013
The Advisors' Inner Circle Fund III	February 12, 2014
SEI Catholic Values Trust	March 24, 2015
SEI Hedge Fund SPC	June 26, 2015
SEI Energy Debt Fund	June 30, 2015
Gallery Trust	January 8, 2016
Schroder Series Trust	February 10, 2017
Schroder Global Series Trust	February 10, 2017
City National Rochdale Select Strategies Fund	March 1, 2017
Metaurus Equity Component Trust	October 2, 2017
Causeway ETMF Trust	December 28, 2017
Impact Shares Trust	March 1, 2018
City National Rochdale Strategic Credit Fund	May 16, 2018
Symmetry Panoramic Trust	July 23, 2018

SIDCo. provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee
Paul F. Klauder	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	Director, President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John P. Coary	Vice President & Assistant Secretary	—
Judith A. Hirx	Vice President	—
Jason McGhin	Vice President	—
Gary Michael Reese	Vice President	—
Robert M. Silvestri	Vice President	—

(c)  Not applicable.

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser and Sub-Advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

BNY Mellon Asset Management North America Corporation
201 Washington Street
Boston, Massachusetts 02108

Delaware Investments Fund Advisers, a series of Macquarie Investment Management
Business Trust
2005 Market Street
Philadelphia, Pennsylvania 19103

Neuberger Berman Investment Advisers LLC
1290 Sixth Avenue
New York, New York 10104

Pacific Investment Management Company LLC
650 Newport Center Drive
Newport Beach, California 92660

Spectrum Asset Management, Inc.
2 High Ridge Park
Stamford, Connecticut 06905

Wells Capital Management Incorporated
525 Market Street
10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, California 91101

Item 34.  Management Services:

None.

Item 35.  Undertakings:

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 85 to Registration Statement No. 002-76990 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 20th day of December, 2018.

SEI TAX EXEMPT TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher
  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	* William M. Doran	Trustee	December 20, 2018
	* George J. Sullivan, Jr.	Trustee	December 20, 2018
	* Nina Lesavoy	Trustee	December 20, 2018
	* James M. Williams	Trustee	December 20, 2018
	* Mitchell A. Johnson	Trustee	December 20, 2018
	* Hubert L. Harris, Jr.	Trustee	December 20, 2018
	* Susan C. Cote	Trustee	December 20, 2018
	* James B. Taylor	Trustee	December 20, 2018
	/S/ ROBERT A. NESHER Robert A. Nesher	Trustee, President & Chief Executive Officer	December 20, 2018
	/S/ JAMES HOFFMAYER James Hoffmayer	Controller & Chief Financial Officer	December 20, 2018
*By:	/S/ ROBERT A. NESHER Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(i)	Opinion and Consent of Counsel
EX-99.B(j)	Consent of Independent Registered Public Accounting Firm
EX-99.B(p)(10)	The Code of Ethics for Wells Capital Management Incorporated, dated 2018
EX-99.B(q)(2)	Power of Attorney, dated March 28, 2018 for James B. Taylor